Schedule of Investments(a)
Invesco ESG S&P 500 Equal Weight ETF (RSPE)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-4.35%
Activision Blizzard, Inc.	322	$18,869
Alphabet, Inc., Class A(b)	5	14,190
Alphabet, Inc., Class C(b)	4	11,396
AT&T, Inc.	928	21,186
Comcast Corp., Class A	448	22,391
Electronic Arts, Inc.	191	23,726
Interpublic Group of Cos., Inc. (The)	691	22,935
Take-Two Interactive Software, Inc.(b)	169	28,034
Verizon Communications, Inc.	471	23,677
Walt Disney Co. (The)(b)	139	20,141
		206,545
Consumer Discretionary-13.64%
Aptiv PLC(b)	175	28,061
Best Buy Co., Inc.	233	24,898
Booking Holdings, Inc.(b)	11	23,120
Dollar Tree, Inc.(b)	286	38,275
eBay, Inc.	345	23,274
Etsy, Inc.(b)	113	31,028
Gap, Inc. (The)	1,049	17,340
General Motors Co.(b)	498	28,819
Hanesbrands, Inc.	1,345	21,722
Hasbro, Inc.	262	25,390
Hilton Worldwide Holdings, Inc.(b)	195	26,339
Home Depot, Inc. (The)	76	30,446
Lowe’s Cos., Inc.	122	29,840
Marriott International, Inc., Class A(b)	178	26,266
McDonald’s Corp.	106	25,928
Newell Brands, Inc.	1,030	22,114
NIKE, Inc., Class B	164	27,755
PVH Corp.	233	24,880
Royal Caribbean Cruises Ltd.(b)	305	21,295
Starbucks Corp.	226	24,779
Tapestry, Inc.	632	25,356
Target Corp.	104	25,359
TJX Cos., Inc. (The)	363	25,192
Whirlpool Corp.	121	26,347
Yum! Brands, Inc.	201	24,691
		648,514
Consumer Staples-6.34%
Campbell Soup Co.	592	23,875
Colgate-Palmolive Co.	336	25,207
General Mills, Inc.	434	26,808
Hershey Co. (The)	146	25,913
Kellogg Co.	403	24,656
Kraft Heinz Co. (The)	699	23,493
Kroger Co. (The)	624	25,915
McCormick & Co., Inc.	297	25,489
Mondelez International, Inc., Class A	420	24,755
PepsiCo, Inc.	166	26,523
Procter & Gamble Co. (The)	177	25,591
Walgreens Boots Alliance, Inc.	515	23,072
		301,297
Financials-13.46%
Aflac, Inc.	474	25,662
Allstate Corp. (The)	195	21,200
American Express Co.	156	23,759
Bank of America Corp.	631	28,060
Bank of New York Mellon Corp. (The)	500	27,395
Capital One Financial Corp.	160	22,485
	Shares	Value
Financials-(continued)
Chubb Ltd.	142	$25,485
Citigroup, Inc.	366	23,314
Comerica, Inc.	345	28,473
Fifth Third Bancorp	637	26,849
Hartford Financial Services Group, Inc. (The)	368	24,325
Invesco Ltd.(c)	973	21,727
JPMorgan Chase & Co.	162	25,730
KeyCorp	1,231	27,623
Lincoln National Corp.	379	25,139
MetLife, Inc.	415	24,344
Moody’s Corp.	69	26,954
Morgan Stanley	251	23,800
Nasdaq, Inc.	133	27,030
Northern Trust Corp.	236	27,305
Principal Financial Group, Inc.	393	26,952
Regions Financial Corp.	1,289	29,325
S&P Global, Inc.	57	25,977
State Street Corp.	302	26,869
Travelers Cos., Inc. (The)	164	24,100
		639,882
Health Care-12.14%
Abbott Laboratories	202	25,405
AbbVie, Inc.	238	27,437
Agilent Technologies, Inc.	147	22,182
Amgen, Inc.	117	23,269
Anthem, Inc.	67	27,217
Baxter International, Inc.	306	22,818
Becton, Dickinson and Co.	98	23,240
Biogen, Inc.(b)	85	20,038
Boston Scientific Corp.(b)	576	21,928
Cardinal Health, Inc.	486	22,468
Cigna Corp.	124	23,796
CVS Health Corp.	299	26,629
DaVita, Inc.(b)	210	19,845
Edwards Lifesciences Corp.(b)	214	22,964
Gilead Sciences, Inc.	357	24,608
Hologic, Inc.(b)	330	24,661
Humana, Inc.	63	26,442
Illumina, Inc.(b)	57	20,824
Medtronic PLC	197	21,020
Merck & Co., Inc.	357	26,743
Quest Diagnostics, Inc.	165	24,532
Regeneron Pharmaceuticals, Inc.(b)	39	24,825
Thermo Fisher Scientific, Inc.	43	27,212
UnitedHealth Group, Inc.	61	27,097
		577,200
Industrials-16.37%
Alaska Air Group, Inc.(b)	449	21,808
Caterpillar, Inc.	128	24,749
CSX Corp.	843	29,218
Cummins, Inc.	112	23,492
Deere & Co.	73	25,224
Delta Air Lines, Inc.(b)	637	23,059
Dover Corp.	157	25,725
Emerson Electric Co.	265	23,278
Fortive Corp.	352	26,002
General Electric Co.	255	24,223
IHS Markit Ltd.	210	26,842
Illinois Tool Works, Inc.	119	27,626
Ingersoll Rand, Inc.	471	27,478
Johnson Controls International PLC	343	25,643
See accompanying notes which are an integral part of this schedule.

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Nielsen Holdings PLC	1,278	$24,487
Norfolk Southern Corp.	104	27,588
Pentair PLC	336	24,760
Republic Services, Inc.	207	27,378
Rockwell Automation, Inc.	82	27,568
Roper Technologies, Inc.	55	25,528
Snap-on, Inc.	120	24,709
Stanley Black & Decker, Inc.	137	23,942
Trane Technologies PLC	139	25,944
Union Pacific Corp.	127	29,926
United Parcel Service, Inc., Class B	135	26,780
United Rentals, Inc.(b)	75	25,406
Verisk Analytics, Inc.	127	28,559
W.W. Grainger, Inc.	64	30,810
Waste Management, Inc.	168	26,993
Xylem, Inc.	194	23,495
		778,240
Information Technology-17.58%
Accenture PLC, Class A	76	27,162
Adobe, Inc.(b)	39	26,124
Advanced Micro Devices, Inc.(b)	246	38,959
Akamai Technologies, Inc.(b)	234	26,372
ANSYS, Inc.(b)	70	27,404
Applied Materials, Inc.	182	26,789
Autodesk, Inc.(b)	89	22,623
Automatic Data Processing, Inc.	129	29,785
Cisco Systems, Inc.	450	24,678
DXC Technology Co.(b)	711	21,323
Hewlett Packard Enterprise Co.	1,886	27,064
HP, Inc.	923	32,563
Intel Corp.	471	23,173
Intuit, Inc.	46	30,006
Juniper Networks, Inc.	916	28,515
Keysight Technologies, Inc.(b)	144	28,005
Lam Research Corp.	42	28,554
Mastercard, Inc., Class A	75	23,619
Micron Technology, Inc.	344	28,896
Microsoft Corp.	85	28,100
Motorola Solutions, Inc.	108	27,343
NortonLifeLock, Inc.	995	24,726
NVIDIA Corp.	117	38,231
Oracle Corp.	296	26,859
QUALCOMM, Inc.	192	34,668
salesforce.com, inc.(b)	98	27,926
Seagate Technology Holdings PLC	306	31,417
TE Connectivity Ltd.	180	27,707
Texas Instruments, Inc.	130	25,008
Visa, Inc., Class A	115	22,284
		835,883
	Shares	Value
Materials-6.26%
Air Products and Chemicals, Inc.	98	$28,169
Albemarle Corp.	113	30,113
CF Industries Holdings, Inc.	521	31,567
Dow, Inc.	443	24,334
Ecolab, Inc.	117	25,912
Freeport-McMoRan, Inc.	773	28,663
Linde PLC (United Kingdom)	83	26,406
LyondellBasell Industries N.V., Class A	278	24,222
Mosaic Co. (The)	760	26,007
Newmont Corp.	463	25,428
PPG Industries, Inc.	174	26,826
		297,647
Real Estate-6.52%
AvalonBay Communities, Inc.	116	27,709
Boston Properties, Inc.	233	25,127
CBRE Group, Inc., Class A(b)	267	25,517
Healthpeak Properties, Inc.	733	24,086
Host Hotels & Resorts, Inc.(b)	1,571	24,665
Iron Mountain, Inc.	569	25,855
Kimco Realty Corp.	1,176	26,366
Prologis, Inc.	197	29,698
Simon Property Group, Inc.	195	29,804
Ventas, Inc.	447	20,973
Welltower, Inc.	298	23,727
Weyerhaeuser Co.	706	26,552
		310,079
Utilities-3.26%
American Water Works Co., Inc.	144	24,274
Consolidated Edison, Inc.	350	27,174
Edison International	443	28,919
Eversource Energy	307	25,257
FirstEnergy Corp.	696	26,211
Sempra Energy	192	23,015
		154,850
Total Common Stocks & Other Equity Interests (Cost $5,000,634)		4,750,137
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $2,852)	2,852	2,852
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $5,003,486)		4,752,989
OTHER ASSETS LESS LIABILITIES-0.02%		1,121
NET ASSETS-100.00%		$4,754,110

See accompanying notes which are an integral part of this schedule.

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
November 30, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2021	Dividend Income
Invesco Ltd.	$-	$25,412	$-	$(3,685)	$-	$21,727	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	5,610	(2,758)	-	-	2,852	-
Total	$-	$31,022	$(2,758)	$(3,685)	$-	$24,579	$-

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-2.69%
Activision Blizzard, Inc.	46	$2,696
Alphabet, Inc., Class A(b)	1	2,838
Alphabet, Inc., Class C(b)	1	2,849
Altice USA, Inc., Class A(b)	124	1,964
Cable One, Inc.	2	3,544
Charter Communications, Inc., Class A(b)	6	3,878
Comcast Corp., Class A	77	3,848
Discovery, Inc., Class A(b)(c)	48	1,117
Discovery, Inc., Class C(b)	93	2,112
DISH Network Corp., Class A(b)	96	3,000
Fox Corp., Class A	81	2,893
Fox Corp., Class B	38	1,277
IAC/InterActiveCorp.(b)	28	3,742
Interpublic Group of Cos., Inc. (The)	128	4,248
Loyalty Ventures, Inc.(b)	14	402
Meta Platforms, Inc., Class A(b)	13	4,218
Nexstar Media Group, Inc., Class A	29	4,335
Omnicom Group, Inc.	53	3,567
Take-Two Interactive Software, Inc.(b)	25	4,147
T-Mobile US, Inc.(b)	31	3,373
Verizon Communications, Inc.	77	3,871
ViacomCBS, Inc., Class A	94	3,136
ViacomCBS, Inc., Class B	102	3,157
World Wrestling Entertainment, Inc., Class A(c)	78	3,850
		74,062
Consumer Discretionary-11.86%
Advance Auto Parts, Inc.	23	5,077
Amazon.com, Inc.(b)	1	3,507
Aptiv PLC(b)	28	4,490
AutoNation, Inc.(b)	43	5,326
AutoZone, Inc.(b)	3	5,451
Bath & Body Works, Inc.	64	4,808
Best Buy Co., Inc.	37	3,954
BorgWarner, Inc.	81	3,506
Boyd Gaming Corp.(b)	71	4,161
Bright Horizons Family Solutions, Inc.(b)	31	3,812
Brunswick Corp.	44	4,132
CarMax, Inc.(b)	38	5,368
Carter’s, Inc.	43	4,344
Chipotle Mexican Grill, Inc.(b)	3	4,930
Columbia Sportswear Co.	43	4,194
D.R. Horton, Inc.	47	4,592
Deckers Outdoor Corp.(b)	13	5,270
Dick’s Sporting Goods, Inc.(c)	45	5,290
Dollar Tree, Inc.(b)	45	6,022
eBay, Inc.	69	4,655
Etsy, Inc.(b)	25	6,865
Five Below, Inc.(b)	24	4,883
Floor & Decor Holdings, Inc., Class A(b)	46	5,930
Foot Locker, Inc.	69	3,149
Ford Motor Co.	298	5,719
frontdoor, inc.(b)	82	2,834
Gap, Inc. (The)	134	2,215
Garmin Ltd.	31	4,140
General Motors Co.(b)	73	4,225
Gentex Corp.	128	4,407
H&R Block, Inc.	177	4,191
Harley-Davidson, Inc.	89	3,260
Hasbro, Inc.	46	4,458
Home Depot, Inc. (The)	14	5,609
Kohl’s Corp.	78	3,996
	Shares	Value
Consumer Discretionary-(continued)
Lear Corp.	22	$3,691
Leggett & Platt, Inc.	79	3,191
Lennar Corp., Class A	44	4,622
Lennar Corp., Class B	3	257
Lithia Motors, Inc., Class A	13	3,787
LKQ Corp.	88	4,919
Lowe’s Cos., Inc.	23	5,626
Mattel, Inc.(b)	202	4,284
McDonald’s Corp.	19	4,647
Mohawk Industries, Inc.(b)	22	3,693
Newell Brands, Inc.	152	3,264
NIKE, Inc., Class B	33	5,585
NVR, Inc.(b)	1	5,225
O’Reilly Automotive, Inc.(b)	8	5,105
Penske Automotive Group, Inc.	52	5,180
Polaris, Inc.	34	3,801
Pool Corp.	10	5,541
PulteGroup, Inc.	76	3,802
PVH Corp.	40	4,271
Qurate Retail, Inc., Class A	308	2,464
RH(b)	7	4,082
Ross Stores, Inc.	36	3,927
Service Corp. International	83	5,491
Skechers U.S.A., Inc., Class A(b)	94	4,223
Target Corp.	19	4,633
Tempur Sealy International, Inc.	114	4,884
Terminix Global Holdings, Inc.(b)	89	3,322
TJX Cos., Inc. (The)	66	4,580
Toll Brothers, Inc.	68	4,316
TopBuild Corp.(b)	23	6,205
Tractor Supply Co.	24	5,408
Ulta Beauty, Inc.(b)	13	4,991
VF Corp.	55	3,945
Victoria’s Secret & Co.(b)	21	1,140
Wayfair, Inc., Class A(b)(c)	13	3,222
Whirlpool Corp.(c)	19	4,137
Williams-Sonoma, Inc.	25	4,871
YETI Holdings, Inc.(b)	50	4,608
Yum China Holdings, Inc. (China)	63	3,156
Yum! Brands, Inc.	37	4,545
		327,411
Consumer Staples-5.92%
Altria Group, Inc.	88	3,752
Archer-Daniels-Midland Co.	64	3,981
Boston Beer Co., Inc. (The), Class A(b)	4	1,805
Brown-Forman Corp., Class A	11	722
Brown-Forman Corp., Class B	44	3,096
Bunge Ltd.	49	4,242
Campbell Soup Co.	89	3,589
Casey’s General Stores, Inc.	21	4,080
Church & Dwight Co., Inc.	51	4,558
Coca-Cola Co. (The)	80	4,196
Colgate-Palmolive Co.	53	3,976
Conagra Brands, Inc.	112	3,422
Constellation Brands, Inc., Class A	18	4,056
Costco Wholesale Corp.	11	5,933
Darling Ingredients, Inc.(b)	61	4,119
Estee Lauder Cos., Inc. (The), Class A	14	4,649
Flowers Foods, Inc.	174	4,493
General Mills, Inc.	69	4,262
Hain Celestial Group, Inc. (The)(b)	106	4,180
Herbalife Nutrition Ltd.(b)	81	3,026
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Hershey Co. (The)	25	$4,437
Hormel Foods Corp.	88	3,643
Ingredion, Inc.	45	4,191
JM Smucker Co. (The)	32	4,047
Kellogg Co.	66	4,038
Keurig Dr Pepper, Inc.	117	3,977
Kraft Heinz Co. (The)	99	3,327
Kroger Co. (The)	116	4,818
Lamb Weston Holdings, Inc.	52	2,700
McCormick & Co., Inc.	49	4,205
Mondelez International, Inc., Class A	70	4,126
Monster Beverage Corp.(b)	46	3,854
PepsiCo, Inc.	30	4,793
Philip Morris International, Inc.	45	3,867
Pilgrim’s Pride Corp.(b)	183	5,139
Post Holdings, Inc.(b)	38	3,671
Procter & Gamble Co. (The)	33	4,771
Seaboard Corp.	1	3,890
Spectrum Brands Holdings, Inc.	50	5,005
Tyson Foods, Inc., Class A	54	4,264
Walmart, Inc.	31	4,360
		163,260
Energy-1.36%
Antero Midstream Corp.	431	4,185
APA Corp.	185	4,767
ConocoPhillips	74	5,190
DT Midstream, Inc.(b)	16	734
EOG Resources, Inc.	51	4,437
Kinder Morgan, Inc.	231	3,571
ONEOK, Inc.	80	4,787
Targa Resources Corp.	109	5,628
Williams Cos., Inc. (The)	159	4,260
		37,559
Financials-16.80%
Affiliated Managers Group, Inc.	27	4,594
Aflac, Inc.	76	4,115
AGNC Investment Corp.	233	3,563
Alleghany Corp.(b)	6	3,881
Allstate Corp. (The)	32	3,479
Ally Financial, Inc.	78	3,575
American Express Co.	27	4,112
American Financial Group, Inc.	36	4,810
Aon PLC, Class A	17	5,028
Arch Capital Group Ltd.(b)	110	4,442
Arthur J. Gallagher & Co.	30	4,887
Assurant, Inc.	28	4,259
Assured Guaranty Ltd.	91	4,456
Athene Holding Ltd., Class A(b)	70	5,734
AXIS Capital Holdings Ltd.	81	4,024
Bank of America Corp.	101	4,491
Bank of Hawaii Corp.	49	3,909
Bank of New York Mellon Corp. (The)	85	4,657
Bank OZK	102	4,560
Berkshire Hathaway, Inc., Class B(b)	15	4,150
BlackRock, Inc.	5	4,523
Blackstone, Inc., Class A	48	6,790
BOK Financial Corp.	48	4,954
Brown & Brown, Inc.	83	5,346
Capital One Financial Corp.	27	3,794
Charles Schwab Corp. (The)	58	4,489
Chubb Ltd.	26	4,666
	Shares	Value
Financials-(continued)
Cincinnati Financial Corp.	36	$4,100
Citizens Financial Group, Inc.	87	4,113
CME Group, Inc., Class A	20	4,410
CNA Financial Corp.	91	3,789
Comerica, Inc.	56	4,622
Commerce Bancshares, Inc.	56	3,909
Cullen/Frost Bankers, Inc.	36	4,532
Discover Financial Services	36	3,883
East West Bancorp, Inc.	59	4,543
Evercore, Inc., Class A	31	4,300
Everest Re Group Ltd.	17	4,358
F.N.B. Corp.	325	3,790
Fidelity National Financial, Inc.	93	4,549
Fifth Third Bancorp	103	4,341
First American Financial Corp.	68	5,044
First Citizens BancShares, Inc., Class A	5	4,020
First Hawaiian, Inc.	153	4,016
First Horizon Corp.	226	3,645
First Republic Bank	23	4,822
Franklin Resources, Inc.	124	4,018
Globe Life, Inc.	41	3,548
Hanover Insurance Group, Inc. (The)	32	3,896
Hartford Financial Services Group, Inc. (The)	68	4,495
Huntington Bancshares, Inc.	274	4,066
Interactive Brokers Group, Inc., Class A	65	4,798
Invesco Ltd.(d)	153	3,417
Janus Henderson Group PLC	114	4,871
Jefferies Financial Group, Inc.	137	5,148
KeyCorp	189	4,241
Lazard Ltd., Class A	91	3,878
Lincoln National Corp.	62	4,112
LPL Financial Holdings, Inc.	30	4,728
M&T Bank Corp.	27	3,958
Markel Corp.(b)	4	4,779
Marsh & McLennan Cos., Inc.	32	5,249
Mercury General Corp.	70	3,571
MetLife, Inc.	66	3,872
MGIC Investment Corp.	300	4,230
Morgan Stanley	47	4,457
Morningstar, Inc.	19	5,896
Nasdaq, Inc.	26	5,284
New Residential Investment Corp.	405	4,305
Northern Trust Corp.	36	4,165
Old Republic International Corp.	164	3,929
OneMain Holdings, Inc.	74	3,684
People’s United Financial, Inc.	227	3,868
Pinnacle Financial Partners, Inc.	48	4,580
PNC Financial Services Group, Inc. (The)	23	4,531
Popular, Inc.	54	4,202
Primerica, Inc.	27	3,973
Principal Financial Group, Inc.	67	4,595
Progressive Corp. (The)	44	4,089
Prosperity Bancshares, Inc.	57	4,063
Prudential Financial, Inc.	41	4,193
Raymond James Financial, Inc.	50	4,915
Regions Financial Corp.	187	4,254
Reinsurance Group of America, Inc.	34	3,227
Santander Consumer USA Holdings, Inc.	113	4,718
Signature Bank	18	5,441
SLM Corp.	216	3,841
Starwood Property Trust, Inc.	169	4,218
State Street Corp.	50	4,449

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Sterling Bancorp	163	$4,044
Stifel Financial Corp.	64	4,545
SVB Financial Group(b)	7	4,846
Synchrony Financial	88	3,942
Synovus Financial Corp.	89	4,031
T. Rowe Price Group, Inc.	23	4,599
Travelers Cos., Inc. (The)	28	4,115
Truist Financial Corp.	72	4,270
U.S. Bancorp	72	3,985
Unum Group	138	3,188
Virtu Financial, Inc., Class A	141	3,973
W.R. Berkley Corp.	57	4,369
Webster Financial Corp.	78	4,203
Wells Fargo & Co.	93	4,444
Western Alliance Bancorporation	43	4,721
White Mountains Insurance Group Ltd.	4	4,012
Willis Towers Watson PLC	17	3,839
Zions Bancorporation N.A.	75	4,731
		463,683
Health Care-11.01%
Abbott Laboratories	41	5,157
AbbVie, Inc.	39	4,496
ABIOMED, Inc.(b)	16	5,036
Agilent Technologies, Inc.	32	4,829
Align Technology, Inc.(b)	8	4,892
Amedisys, Inc.(b)	17	2,374
Amgen, Inc.	19	3,779
Anthem, Inc.	11	4,469
Avantor, Inc.(b)	139	5,488
Baxter International, Inc.	54	4,027
Becton, Dickinson and Co.	18	4,269
Biogen, Inc.(b)	16	3,772
Bio-Rad Laboratories, Inc., Class A(b)	8	6,026
Bruker Corp.	64	5,183
Cardinal Health, Inc.	78	3,606
Catalent, Inc.(b)	44	5,661
Centene Corp.(b)	60	4,285
Cerner Corp.	56	3,945
Charles River Laboratories International, Inc.(b)	13	4,756
Chemed Corp.	9	4,189
Cigna Corp.	17	3,262
Cooper Cos., Inc. (The)	11	4,141
CVS Health Corp.	51	4,542
Danaher Corp.	18	5,790
DaVita, Inc.(b)	37	3,497
DENTSPLY SIRONA, Inc.	66	3,217
Eli Lilly and Co.	22	5,457
Encompass Health Corp.	52	2,996
Envista Holdings Corp.(b)	105	4,074
Exelixis, Inc.(b)	195	3,274
Globus Medical, Inc., Class A(b)	62	3,882
HCA Healthcare, Inc.	21	4,737
Henry Schein, Inc.(b)	58	4,121
Hill-Rom Holdings, Inc.	40	6,220
Hologic, Inc.(b)	71	5,306
Horizon Therapeutics PLC(b)	50	5,188
Humana, Inc.	10	4,197
ICU Medical, Inc.(b)	22	4,977
Integra LifeSciences Holdings Corp.(b)	65	4,157
IQVIA Holdings, Inc.(b)	19	4,923
Jazz Pharmaceuticals PLC(b)	25	2,997
Johnson & Johnson	27	4,210
	Shares	Value
Health Care-(continued)
Laboratory Corp. of America Holdings(b)	17	$4,851
Masimo Corp.(b)	21	5,841
Medtronic PLC	35	3,735
Merck & Co., Inc.	60	4,495
Mettler-Toledo International, Inc.(b)	3	4,542
Molina Healthcare, Inc.(b)	18	5,133
PerkinElmer, Inc.	32	5,829
Pfizer, Inc.	114	6,125
PPD, Inc.(b)	94	4,427
Premier, Inc., Class A	134	4,967
QIAGEN N.V.(b)	94	5,182
Quest Diagnostics, Inc.	35	5,204
ResMed, Inc.	22	5,607
Sage Therapeutics, Inc.(b)	64	2,490
STERIS PLC	23	5,026
Stryker Corp.	17	4,023
Syneos Health, Inc.(b)	51	4,955
Teleflex, Inc.	11	3,272
Thermo Fisher Scientific, Inc.	10	6,328
United Therapeutics Corp.(b)	26	4,927
UnitedHealth Group, Inc.	11	4,886
Universal Health Services, Inc., Class B	28	3,324
Waters Corp.(b)	14	4,593
Zimmer Biomet Holdings, Inc.	27	3,229
Zoetis, Inc.	25	5,551
		303,946
Industrials-17.36%
3M Co.	22	3,741
A.O. Smith Corp.	61	4,822
Acuity Brands, Inc.	24	4,832
Advanced Drainage Systems, Inc.	40	4,948
AGCO Corp.	32	3,527
Air Lease Corp.	92	3,734
Allegion PLC	32	3,956
Allison Transmission Holdings, Inc.	104	3,597
AMERCO	8	5,637
AMETEK, Inc.	32	4,368
Armstrong World Industries, Inc.	41	4,345
Builders FirstSource, Inc.(b)	103	7,152
C.H. Robinson Worldwide, Inc.	46	4,374
CACI International, Inc., Class A(b)	17	4,410
Carlisle Cos., Inc.	23	5,180
Carrier Global Corp.	96	5,196
Caterpillar, Inc.	18	3,480
Cintas Corp.	12	5,066
Clean Harbors, Inc.(b)	47	4,768
Colfax Corp.(b)	96	4,458
Copart, Inc.(b)	35	5,081
Crane Co.	46	4,441
CSX Corp.	132	4,575
Cummins, Inc.	17	3,566
Curtiss-Wright Corp.	35	4,404
Deere & Co.	12	4,147
Donaldson Co., Inc.	69	3,894
Dover Corp.	29	4,752
Eaton Corp. PLC	30	4,862
Emerson Electric Co.	45	3,953
Equifax, Inc.	19	5,294
Expeditors International of Washington, Inc.	36	4,378
Fastenal Co.	83	4,911
FedEx Corp.	14	3,225
Flowserve Corp.	102	3,058

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Fortive Corp.	59	$4,358
Fortune Brands Home & Security, Inc.	43	4,323
FTI Consulting, Inc.(b)	33	4,821
Gates Industrial Corp. PLC(b)	239	3,831
Generac Holdings, Inc.(b)	14	5,897
General Dynamics Corp.	23	4,346
Graco, Inc.	58	4,228
GXO Logistics, Inc.(b)	30	2,882
HEICO Corp.(c)	12	1,662
HEICO Corp., Class A	21	2,608
Honeywell International, Inc.	19	3,843
Howmet Aerospace, Inc.	123	3,460
Hubbell, Inc.	23	4,501
Huntington Ingalls Industries, Inc.	20	3,550
IAA, Inc.(b)	78	3,767
IDEX Corp.	20	4,492
IHS Markit Ltd.	42	5,368
Illinois Tool Works, Inc.(c)	19	4,411
ITT, Inc.	47	4,445
J.B. Hunt Transport Services, Inc.	26	4,970
Jacobs Engineering Group, Inc.	31	4,419
Johnson Controls International PLC	66	4,934
Kansas City Southern	15	4,363
L3Harris Technologies, Inc.	20	4,182
Landstar System, Inc.	27	4,551
Leidos Holdings, Inc.	42	3,692
Lennox International, Inc.	13	4,017
Lincoln Electric Holdings, Inc.	34	4,589
ManpowerGroup, Inc.	36	3,227
Masco Corp.	74	4,877
MasTec, Inc.(b)	37	3,410
Middleby Corp. (The)(b)	26	4,542
MSA Safety, Inc.	26	3,726
MSC Industrial Direct Co., Inc., Class A	47	3,699
Nielsen Holdings PLC	159	3,046
Norfolk Southern Corp.	16	4,244
Northrop Grumman Corp.	12	4,186
Old Dominion Freight Line, Inc.	17	6,038
Oshkosh Corp.	34	3,658
Otis Worldwide Corp.	56	4,502
Owens Corning	42	3,563
PACCAR, Inc.	47	3,921
Parker-Hannifin Corp.	14	4,229
Pentair PLC	62	4,569
Quanta Services, Inc.	47	5,348
Regal Rexnord Corp.	31	4,901
Republic Services, Inc.	40	5,290
Robert Half International, Inc.	49	5,447
Rockwell Automation, Inc.	16	5,379
Rollins, Inc.	128	4,260
Roper Technologies, Inc.	10	4,642
Ryder System, Inc.	53	4,403
Science Applications International Corp.	48	4,027
Sensata Technologies Holding PLC(b)	74	4,122
SiteOne Landscape Supply, Inc.(b)	26	6,249
Snap-on, Inc.	17	3,500
Stanley Black & Decker, Inc.	21	3,670
Textron, Inc.	64	4,531
Timken Co. (The)	49	3,226
Toro Co. (The)	40	4,022
Trane Technologies PLC	24	4,480
TransDigm Group, Inc.(b)	7	4,046
	Shares	Value
Industrials-(continued)
TransUnion	42	$4,670
Union Pacific Corp.	20	4,713
United Parcel Service, Inc., Class B	21	4,166
United Rentals, Inc.(b)	13	4,404
Univar Solutions, Inc.(b)	158	4,094
Valmont Industries, Inc.	18	4,303
Vertiv Holdings Co.	177	4,538
W.W. Grainger, Inc.	9	4,333
Wabtec Corp.	52	4,616
Waste Management, Inc.	31	4,981
Watsco, Inc.	15	4,391
Woodward, Inc.	35	3,703
XPO Logistics, Inc.(b)	30	2,173
Xylem, Inc.	37	4,481
		479,188
Information Technology-13.39%
Accenture PLC, Class A	16	5,718
Adobe, Inc.(b)	9	6,029
Advanced Micro Devices, Inc.(b)	54	8,552
Akamai Technologies, Inc.(b)	38	4,283
Alliance Data Systems Corp.	35	2,386
Amdocs Ltd.	55	3,840
Amphenol Corp., Class A	65	5,238
Analog Devices, Inc.	54	9,733
Apple, Inc.	35	5,785
Applied Materials, Inc.	32	4,710
Arista Networks, Inc.(b)	53	6,575
Arrow Electronics, Inc.(b)	36	4,379
Aspen Technology, Inc.(b)	32	4,641
Autodesk, Inc.(b)	16	4,067
Automatic Data Processing, Inc.	22	5,080
Avnet, Inc.	98	3,554
Broadcom, Inc.	9	4,983
Broadridge Financial Solutions, Inc.	28	4,720
Cadence Design Systems, Inc.(b)	35	6,211
CDK Global, Inc.	84	3,246
CDW Corp.	27	5,113
Cirrus Logic, Inc.(b)	56	4,490
Cisco Systems, Inc.	82	4,497
Cognizant Technology Solutions Corp., Class A	61	4,757
Corning, Inc.	101	3,746
Dell Technologies, Inc., Class C(b)	43	2,428
Dolby Laboratories, Inc., Class A	46	3,837
Entegris, Inc.	38	5,551
EPAM Systems, Inc.(b)	9	5,477
F5, Inc.(b)	24	5,462
First Solar, Inc.(b)	57	5,905
Fortinet, Inc.(b)	20	6,642
Gartner, Inc.(b)	19	5,933
Genpact Ltd.	94	4,537
Hewlett Packard Enterprise Co.	270	3,874
HP, Inc.	146	5,151
International Business Machines Corp.	30	3,513
IPG Photonics Corp.(b)	21	3,448
Jabil, Inc.	77	4,501
Juniper Networks, Inc.	164	5,105
Keysight Technologies, Inc.(b)	31	6,029
KLA Corp.	14	5,714
Kyndryl Holdings, Inc.(b)	6	95
Lam Research Corp.	7	4,759
Littelfuse, Inc.	17	5,074
Lumentum Holdings, Inc.(b)(c)	54	4,686

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Microchip Technology, Inc.	56	$4,672
Micron Technology, Inc.	52	4,368
Microsoft Corp.	18	5,951
MKS Instruments, Inc.	24	3,652
Motorola Solutions, Inc.	21	5,317
NetApp, Inc.	57	5,066
NortonLifeLock, Inc.	152	3,777
NXP Semiconductors N.V. (China)	21	4,691
ON Semiconductor Corp.(b)	111	6,819
Oracle Corp.	55	4,991
Paychex, Inc.	43	5,126
Qorvo, Inc.(b)	24	3,509
QUALCOMM, Inc.	33	5,958
salesforce.com, inc.(b)	19	5,414
Skyworks Solutions, Inc.	26	3,943
SS&C Technologies Holdings, Inc.	60	4,580
Synopsys, Inc.(b)	17	5,797
TD SYNNEX Corp.	35	3,621
Teledyne Technologies, Inc.(b)	10	4,153
Teradata Corp.(b)(c)	87	3,778
Teradyne, Inc.	34	5,198
Texas Instruments, Inc.	23	4,424
Trimble, Inc.(b)	56	4,809
Ubiquiti, Inc.	14	4,190
VeriSign, Inc.(b)	20	4,798
ViaSat, Inc.(b)	81	3,587
Visa, Inc., Class A(c)	19	3,682
Western Digital Corp.(b)	57	3,297
Xerox Holdings Corp.	181	3,334
Xilinx, Inc.	34	7,767
Zebra Technologies Corp., Class A(b)	9	5,299
		369,622
Materials-6.49%
Air Products and Chemicals, Inc.	14	4,024
Albemarle Corp.	26	6,929
Amcor PLC	366	4,143
AptarGroup, Inc.	30	3,588
Avery Dennison Corp.	20	4,101
Axalta Coating Systems Ltd.(b)	133	4,033
Ball Corp.	54	5,046
Berry Global Group, Inc.(b)	64	4,419
Celanese Corp.	27	4,087
CF Industries Holdings, Inc.	80	4,847
Chemours Co. (The)	117	3,475
Corteva, Inc.	95	4,275
Crown Holdings, Inc.	44	4,655
Dow, Inc.	63	3,461
DuPont de Nemours, Inc.	52	3,846
Eagle Materials, Inc.	31	4,781
Eastman Chemical Co.	34	3,546
Element Solutions, Inc.	185	4,231
FMC Corp.	37	3,707
Freeport-McMoRan, Inc.	100	3,708
Graphic Packaging Holding Co.	239	4,718
Huntsman Corp.	152	4,817
International Paper Co.	69	3,141
Louisiana-Pacific Corp.	68	4,444
LyondellBasell Industries N.V., Class A	38	3,311
Martin Marietta Materials, Inc.	12	4,842
Mosaic Co. (The)	117	4,004
Newmont Corp.	60	3,295
Nucor Corp.	42	4,463
	Shares	Value
Materials-(continued)
Packaging Corp. of America	30	$3,918
PPG Industries, Inc.	24	3,700
Reliance Steel & Aluminum Co.	26	3,864
RPM International, Inc.	46	4,188
Scotts Miracle-Gro Co. (The)	21	3,043
Sealed Air Corp.	76	4,721
Sherwin-Williams Co. (The)	15	4,969
Silgan Holdings, Inc.	103	4,271
Sonoco Products Co.	65	3,778
Southern Copper Corp. (Peru)	61	3,568
Steel Dynamics, Inc.	68	4,066
Sylvamo Corp.(b)	6	182
Valvoline, Inc.	130	4,429
Vulcan Materials Co.	24	4,599
Westlake Chemical Corp.	42	3,903
		179,136
Real Estate-8.23%
Alexandria Real Estate Equities, Inc.	24	4,802
American Campus Communities, Inc.	89	4,605
American Homes 4 Rent, Class A	114	4,570
AvalonBay Communities, Inc.	21	5,016
Boston Properties, Inc.	36	3,882
Brixmor Property Group, Inc.	182	4,139
Camden Property Trust	34	5,617
CBRE Group, Inc., Class A(b)	49	4,683
Cousins Properties, Inc.	113	4,267
Crown Castle International Corp.	23	4,178
CubeSmart	97	5,230
Digital Realty Trust, Inc.	29	4,864
Douglas Emmett, Inc.	118	3,867
Duke Realty Corp.	91	5,308
Equity LifeStyle Properties, Inc.	60	4,878
Equity Residential	55	4,692
Essex Property Trust, Inc.	14	4,752
Extra Space Storage, Inc.	29	5,800
Federal Realty Investment Trust	37	4,539
First Industrial Realty Trust, Inc.	84	5,074
Gaming and Leisure Properties, Inc.	92	4,151
Healthpeak Properties, Inc.	127	4,173
Highwoods Properties, Inc.	92	3,974
Invitation Homes, Inc.	118	4,772
Iron Mountain, Inc.(c)	96	4,362
Jones Lang LaSalle, Inc.(b)	21	4,933
Kilroy Realty Corp.	60	3,872
Kimco Realty Corp.	380	8,520
Lamar Advertising Co., Class A	41	4,480
Life Storage, Inc.	43	5,682
Medical Properties Trust, Inc.	202	4,301
Mid-America Apartment Communities, Inc.	27	5,569
National Retail Properties, Inc.	90	3,969
Omega Healthcare Investors, Inc.	114	3,185
Orion Office REIT, Inc.(b)	12	213
Prologis, Inc.	36	5,427
Public Storage	15	4,911
Rayonier, Inc.	117	4,419
Realty Income Corp.	125	8,490
Regency Centers Corp.	65	4,507
Simon Property Group, Inc.	33	5,044
SL Green Realty Corp.	53	3,680
Spirit Realty Capital, Inc.	89	3,966
STORE Capital Corp.	122	4,019
UDR, Inc.	88	4,992

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
VICI Properties, Inc.(c)	137	$3,726
W.P. Carey, Inc.	56	4,276
Welltower, Inc.	56	4,459
Weyerhaeuser Co.	115	4,325
		227,160
Utilities-4.82%
Alliant Energy Corp.	77	4,219
Ameren Corp.	51	4,161
American Electric Power Co., Inc.	51	4,133
American Water Works Co., Inc.	28	4,720
Avangrid, Inc.(c)	82	4,151
CenterPoint Energy, Inc.	173	4,482
CMS Energy Corp.	70	4,119
Consolidated Edison, Inc.	57	4,425
DTE Energy Co.	32	3,467
Duke Energy Corp.	44	4,268
Edison International	78	5,092
Entergy Corp.	42	4,214
Essential Utilities, Inc.	92	4,349
Evergy, Inc.	72	4,558
Eversource Energy	54	4,443
Exelon Corp.	98	5,167
Hawaiian Electric Industries, Inc.	101	3,837
IDACORP, Inc.	45	4,708
MDU Resources Group, Inc.	129	3,513
National Fuel Gas Co.	82	4,740
NextEra Energy, Inc.	60	5,207
NiSource, Inc.	170	4,167
NRG Energy, Inc.	132	4,755
	Shares	Value
Utilities-(continued)
OGE Energy Corp.	128	$4,393
Pinnacle West Capital Corp.	51	3,318
Public Service Enterprise Group, Inc.	71	4,437
Sempra Energy	32	3,836
Southern Co. (The)	68	4,155
UGI Corp.	94	3,877
WEC Energy Group, Inc.	47	4,086
Xcel Energy, Inc.	62	3,951
		132,948
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $2,320,171)		2,757,975
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.60%
Invesco Private Government Fund, 0.02%(d)(e)(f)	13,270	13,270
Invesco Private Prime Fund, 0.11%(d)(e)(f)	30,954	30,963
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,233)		44,233
TOTAL INVESTMENTS IN SECURITIES-101.53% (Cost $2,364,404)		2,802,208
OTHER ASSETS LESS LIABILITIES-(1.53)%		(42,178)
NET ASSETS-100.00%		$2,760,030

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Invesco Ltd.	$3,874	$-	$-	$(457)	$-	$3,417	$26
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	16,221	(16,221)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,951	55,559	(51,240)	-	-	13,270	1*
Invesco Private Prime Fund	19,979	101,472	(90,484)	-	(4)	30,963	9*
Total	$32,804	$173,252	$(157,945)	$(457)	$(4)	$47,650	$36

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000 Equal Weight ETF (EQAL)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-5.76%
Activision Blizzard, Inc.	4,368	$255,965
Alphabet, Inc., Class A(b)	143	405,827
Altice USA, Inc., Class A(b)	104,318	1,652,397
AT&T, Inc.	103,501	2,362,928
Cable One, Inc.	1,412	2,502,149
Charter Communications, Inc., Class A(b)	3,598	2,325,315
Comcast Corp., Class A	47,646	2,381,347
Discovery, Inc., Class A(b)(c)	12,740	296,460
DISH Network Corp., Class A(b)	64,677	2,021,156
Electronic Arts, Inc.	2,412	299,619
Fox Corp., Class A(c)	9,384	335,103
IAC/InterActiveCorp.(b)(c)	2,883	385,313
Interpublic Group of Cos., Inc. (The)	9,275	307,837
Liberty Broadband Corp., Class C(b)	15,434	2,389,955
Liberty Media Corp.-Liberty Formula One, Class C(b)(c)	6,783	413,220
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	7,092	347,011
Live Nation Entertainment, Inc.(b)(c)	3,957	422,014
Loyalty Ventures, Inc.(b)	1,338	38,401
Lumen Technologies, Inc.(c)	229,600	2,833,264
Madison Square Garden Sports Corp., Class A(b)(c)	1,914	329,725
Match Group, Inc.(b)	2,408	313,016
Meta Platforms, Inc., Class A(b)	986	319,918
Netflix, Inc.(b)	575	369,092
New York Times Co. (The), Class A	6,782	322,145
News Corp., Class A	15,435	333,705
Nexstar Media Group, Inc., Class A	2,382	356,109
Omnicom Group, Inc.	4,714	317,299
Pinterest, Inc., Class A(b)	6,826	273,450
Playtika Holding Corp.(b)(c)	12,794	220,057
Roku, Inc.(b)	8,407	1,913,517
Sirius XM Holdings, Inc.(c)	56,124	342,356
Skillz, Inc., (Acquired 06/25/2021 - 11/03/2021; Cost $579,798)(b)(c)(d)	35,574	330,482
Spotify Technology S.A.(b)	1,367	326,029
Take-Two Interactive Software, Inc.(b)	2,170	359,960
T-Mobile US, Inc.(b)	21,585	2,348,664
TripAdvisor, Inc.(b)(c)	9,807	253,609
Twitter, Inc.(b)	6,044	265,573
Verizon Communications, Inc.	52,140	2,621,078
ViacomCBS, Inc., Class B	8,431	260,939
Vimeo, Inc.(b)	9,587	185,125
Walt Disney Co. (The)(b)	1,849	267,920
World Wrestling Entertainment, Inc., Class A	6,786	334,957
Zynga, Inc., Class A(b)	41,154	248,159
		35,188,165
Consumer Discretionary-6.89%
Advance Auto Parts, Inc.	1,699	375,003
Amazon.com, Inc.(b)	106	371,749
Aptiv PLC(b)	2,297	368,324
Aramark	10,245	342,183
AutoNation, Inc.(b)	3,258	403,503
AutoZone, Inc.(b)	239	434,280
Bath & Body Works, Inc.	5,270	395,935
Best Buy Co., Inc.	3,016	322,290
Booking Holdings, Inc.(b)	160	336,296
BorgWarner, Inc.	7,990	345,807
Boyd Gaming Corp.(b)	5,550	325,286
Bright Horizons Family Solutions, Inc.(b)	2,420	297,539
	Shares	Value
Consumer Discretionary-(continued)
Brunswick Corp.	3,234	$303,705
Burlington Stores, Inc.(b)	1,175	344,428
Caesars Entertainment, Inc.(b)	3,193	287,594
Capri Holdings Ltd.(b)	6,108	361,716
CarMax, Inc.(b)	2,546	359,623
Carnival Corp.(b)(c)	14,639	257,939
Carter’s, Inc.	3,396	343,098
Carvana Co.(b)(c)	1,038	291,076
Chegg, Inc.(b)	4,264	118,752
Chipotle Mexican Grill, Inc.(b)	194	318,822
Choice Hotels International, Inc.	2,869	411,845
Churchill Downs, Inc.	1,542	345,747
Columbia Sportswear Co.	3,392	330,822
D.R. Horton, Inc.	3,775	368,817
Darden Restaurants, Inc.	2,328	321,148
Deckers Outdoor Corp.(b)	813	329,590
Dick’s Sporting Goods, Inc.	2,588	304,245
Dollar General Corp.	1,542	341,245
Dollar Tree, Inc.(b)	3,732	499,454
Domino’s Pizza, Inc.	669	350,650
DoorDash, Inc., Class A(b)(c)	1,847	330,188
DraftKings, Inc., Class A(b)(c)	5,368	185,464
eBay, Inc.	4,668	314,903
Etsy, Inc.(b)(c)	1,591	436,857
Expedia Group, Inc.(b)	2,334	375,984
Five Below, Inc.(b)	1,867	379,822
Floor & Decor Holdings, Inc., Class A(b)	2,739	353,084
Foot Locker, Inc.	6,337	289,221
Ford Motor Co.	26,718	512,718
frontdoor, inc.(b)	7,358	254,292
GameStop Corp., Class A(b)(c)	1,717	336,893
Gap, Inc. (The)(c)	13,835	228,693
Garmin Ltd.	1,978	264,142
General Motors Co.(b)	7,037	407,231
Gentex Corp.(c)	10,987	378,282
Genuine Parts Co.	2,870	366,614
Grand Canyon Education, Inc.(b)	3,796	275,096
H&R Block, Inc.	13,498	319,633
Hanesbrands, Inc.	18,124	292,703
Harley-Davidson, Inc.	9,173	336,007
Hasbro, Inc.	3,493	338,507
Hayward Holdings, Inc.(b)(c)	14,464	354,079
Hilton Worldwide Holdings, Inc.(b)	2,710	366,040
Home Depot, Inc. (The)	1,029	412,228
Hyatt Hotels Corp., Class A(b)(c)	4,712	371,164
Kohl’s Corp.	6,299	322,698
Las Vegas Sands Corp.(b)	7,820	278,548
Lear Corp.	2,176	365,111
Leggett & Platt, Inc.	7,271	293,676
Lennar Corp., Class A	3,412	358,431
Leslie’s, Inc.(b)(c)	13,626	285,601
Lithia Motors, Inc., Class A	1,022	297,739
LKQ Corp.	6,725	375,927
Lowe’s Cos., Inc.(c)	1,692	413,846
lululemon athletica, inc.(b)(c)	832	378,069
Marriott International, Inc., Class A(b)	2,480	365,949
Marriott Vacations Worldwide Corp.	2,273	346,973
Mattel, Inc.(b)	16,742	355,098
McDonald’s Corp.	1,413	345,620
MGM Resorts International	7,957	314,938
Mister Car Wash, Inc.(b)(c)	18,706	300,418
Mohawk Industries, Inc.(b)	1,643	275,810
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Newell Brands, Inc.	13,282	$285,165
NIKE, Inc., Class B	2,080	352,019
Nordstrom, Inc.(b)(c)	12,563	265,959
Norwegian Cruise Line Holdings Ltd.(b)(c)	13,673	266,760
NVR, Inc.(b)	73	381,450
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	4,638	287,046
O’Reilly Automotive, Inc.(b)	588	375,238
Peloton Interactive, Inc., Class A(b)(c)	3,177	139,788
Penn National Gaming, Inc.(b)(c)	4,080	209,018
Penske Automotive Group, Inc.	3,812	379,751
Petco Health & Wellness Co., Inc.(b)(c)	15,071	288,911
Planet Fitness, Inc., Class A(b)	4,330	353,718
Polaris, Inc.	2,914	325,756
Pool Corp.	705	390,655
PulteGroup, Inc.	7,028	351,611
PVH Corp.	3,063	327,067
QuantumScape Corp.(b)(c)	15,948	459,940
Qurate Retail, Inc., Class A	32,517	260,136
Ralph Lauren Corp.	3,011	349,396
RH(b)(c)	512	298,588
Ross Stores, Inc.	2,980	325,088
Royal Caribbean Cruises Ltd.(b)(c)	4,161	290,521
Service Corp. International	5,474	362,160
Six Flags Entertainment Corp.(b)	8,400	307,188
Skechers U.S.A., Inc., Class A(b)	7,269	326,523
Starbucks Corp.	2,881	315,873
Tapestry, Inc.	8,398	336,928
Target Corp.	1,370	334,061
Tempur Sealy International, Inc.	7,191	308,062
Terminix Global Holdings, Inc.(b)	7,617	284,266
Tesla, Inc.(b)	491	562,077
Thor Industries, Inc.(c)	3,029	320,196
TJX Cos., Inc. (The)	4,909	340,685
Toll Brothers, Inc.	5,574	353,782
TopBuild Corp.(b)	1,383	373,120
Tractor Supply Co.	1,702	383,512
Travel + Leisure Co.	6,411	315,549
Ulta Beauty, Inc.(b)	879	337,492
Under Armour, Inc., Class A(b)(c)	14,720	347,245
Vail Resorts, Inc.(c)	1,141	378,481
VF Corp.	4,712	337,992
Victoria’s Secret & Co.(b)	5,344	290,072
Vroom, Inc.(b)(c)	14,054	194,367
Wayfair, Inc., Class A(b)(c)	1,297	321,448
Wendy’s Co. (The)	14,915	306,951
Whirlpool Corp.(c)	1,564	340,545
Williams-Sonoma, Inc.(c)	1,881	366,494
Wyndham Hotels & Resorts, Inc.	4,771	379,199
Wynn Resorts Ltd.(b)	3,281	265,794
YETI Holdings, Inc.(b)(c)	3,456	318,505
Yum China Holdings, Inc. (China)	5,553	278,205
Yum! Brands, Inc.	2,631	323,192
		42,036,353
Consumer Staples-8.55%
Albertsons Cos., Inc., Class A(c)	33,913	1,193,398
Altria Group, Inc.	21,568	919,660
Archer-Daniels-Midland Co.	18,285	1,137,510
Beyond Meat, Inc.(b)(c)	9,548	670,842
Boston Beer Co., Inc. (The), Class A(b)(c)	2,010	906,852
Brown-Forman Corp., Class B	15,344	1,079,604
Bunge Ltd.	14,412	1,247,647
Campbell Soup Co.	25,506	1,028,657
	Shares	Value
Consumer Staples-(continued)
Casey’s General Stores, Inc.	5,606	$1,089,190
Church & Dwight Co., Inc.	13,085	1,169,537
Clorox Co. (The)	6,458	1,051,685
Coca-Cola Co. (The)	19,543	1,025,030
Colgate-Palmolive Co.	14,123	1,059,507
Conagra Brands, Inc.	32,841	1,003,293
Constellation Brands, Inc., Class A	5,068	1,141,972
Costco Wholesale Corp.	750	404,535
Coty, Inc., Class A(b)	40,294	392,061
Darling Ingredients, Inc.(b)	15,458	1,043,724
Estee Lauder Cos., Inc. (The), Class A	1,021	339,043
Flowers Foods, Inc.	46,457	1,199,520
Freshpet, Inc.(b)(c)	8,313	897,970
General Mills, Inc.	18,696	1,154,852
Grocery Outlet Holding Corp.(b)(c)	43,680	1,264,973
Hain Celestial Group, Inc. (The)(b)(c)	29,036	1,144,889
Herbalife Nutrition Ltd.(b)	20,778	776,266
Hershey Co. (The)	6,245	1,108,425
Hormel Foods Corp.	25,854	1,070,356
Ingredion, Inc.	12,667	1,179,678
JM Smucker Co. (The)	9,023	1,141,139
Kellogg Co.	17,325	1,059,943
Keurig Dr Pepper, Inc.	31,331	1,064,941
Kimberly-Clark Corp.	7,904	1,029,970
Kraft Heinz Co. (The)	29,861	1,003,628
Kroger Co. (The)	23,647	982,060
Lamb Weston Holdings, Inc.	17,816	925,007
McCormick & Co., Inc.	12,591	1,080,560
Molson Coors Beverage Co., Class B	23,692	1,052,872
Mondelez International, Inc., Class A	18,020	1,062,099
Monster Beverage Corp.(b)	11,325	948,809
PepsiCo, Inc.	7,006	1,119,419
Philip Morris International, Inc.	10,624	913,027
Pilgrim’s Pride Corp.(b)	38,905	1,092,452
Post Holdings, Inc.(b)(c)	10,075	973,245
Procter & Gamble Co. (The)	7,580	1,095,916
Reynolds Consumer Products, Inc.(c)	39,056	1,139,654
Seaboard Corp.(c)	292	1,135,886
Spectrum Brands Holdings, Inc.	12,073	1,208,507
Sysco Corp.	13,992	980,000
Tyson Foods, Inc., Class A	14,426	1,139,077
US Foods Holding Corp.(b)	33,101	1,040,033
Walgreens Boots Alliance, Inc.	21,577	966,650
Walmart, Inc.	2,339	328,934
		52,184,504
Energy-9.05%
Antero Midstream Corp.	153,410	1,489,611
APA Corp.	81,018	2,087,834
Baker Hughes Co., Class A	65,270	1,523,402
Cheniere Energy, Inc.	17,535	1,837,843
Chevron Corp.	16,002	1,806,146
ConocoPhillips	27,598	1,935,448
Continental Resources, Inc.(c)	40,944	1,815,457
Coterra Energy, Inc.	165,907	3,331,412
Devon Energy Corp.	53,945	2,268,927
Diamondback Energy, Inc.	20,295	2,166,085
DT Midstream, Inc.(b)	33,109	1,518,710
EOG Resources, Inc.	22,779	1,981,773
EQT Corp.(b)	77,226	1,500,501
Exxon Mobil Corp.	28,377	1,698,080
Halliburton Co.	79,381	1,713,836
Hess Corp.	22,382	1,667,907

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Energy-(continued)
HollyFrontier Corp.	51,217	$1,655,333
Kinder Morgan, Inc.	96,006	1,484,253
Marathon Oil Corp.	135,179	2,093,923
Marathon Petroleum Corp.	26,816	1,631,753
New Fortress Energy, Inc.	53,000	1,319,170
NOV, Inc.(b)	120,582	1,437,337
Occidental Petroleum Corp.	61,187	1,814,194
ONEOK, Inc.	29,277	1,751,936
Phillips 66	23,005	1,591,256
Pioneer Natural Resources Co.	10,199	1,818,686
Schlumberger N.V.	57,644	1,653,230
Targa Resources Corp.	34,915	1,802,661
Texas Pacific Land Corp.	1,265	1,529,094
Valero Energy Corp.	24,123	1,614,794
Williams Cos., Inc. (The)	63,561	1,702,799
		55,243,391
Financials-9.48%
Affiliated Managers Group, Inc.	2,423	412,225
Aflac, Inc.	7,238	391,865
AGNC Investment Corp.	24,862	380,140
Alleghany Corp.(b)	624	403,653
Allstate Corp. (The)	2,998	325,943
Ally Financial, Inc.	7,871	360,728
American Express Co.	1,945	296,223
American Financial Group, Inc.	2,997	400,429
American International Group, Inc.	7,310	384,506
Ameriprise Financial, Inc.	1,483	429,477
Annaly Capital Management, Inc.(c)	46,592	377,395
Aon PLC, Class A	1,352	399,881
Apollo Global Management, Inc.(c)	6,517	461,273
Arch Capital Group Ltd.(b)	10,064	406,384
Ares Management Corp., Class A	5,014	406,936
Arthur J. Gallagher & Co.	2,742	446,672
Assurant, Inc.	2,382	362,302
Assured Guaranty Ltd.	8,404	411,544
Athene Holding Ltd., Class A(b)	5,800	475,136
AXIS Capital Holdings Ltd.	8,292	411,947
Bank of America Corp.	9,731	432,738
Bank of Hawaii Corp.	4,979	397,225
Bank of New York Mellon Corp. (The)	7,529	412,514
Bank OZK	9,680	432,793
Berkshire Hathaway, Inc., Class B(b)	1,415	391,516
BlackRock, Inc.	470	425,167
Blackstone, Inc., Class A	3,081	435,807
BOK Financial Corp.(c)	4,752	490,454
Brighthouse Financial, Inc.(b)	8,417	409,150
Brown & Brown, Inc.	6,825	439,598
Capital One Financial Corp.	1,994	280,217
Carlyle Group, Inc. (The)	8,114	443,755
Cboe Global Markets, Inc.	3,202	412,866
Charles Schwab Corp. (The)	5,514	426,728
Chubb Ltd.	2,223	398,962
Cincinnati Financial Corp.	3,347	381,223
Citigroup, Inc.	5,672	361,306
Citizens Financial Group, Inc.	9,213	435,498
CME Group, Inc., Class A	2,062	454,712
CNA Financial Corp.	9,268	385,920
Comerica, Inc.	5,450	449,788
Commerce Bancshares, Inc.	5,775	403,095
Credit Acceptance Corp.(b)(c)	663	414,309
Cullen/Frost Bankers, Inc.	3,536	445,147
Discover Financial Services	3,316	357,631
	Shares	Value
Financials-(continued)
East West Bancorp, Inc.	5,496	$423,192
Equitable Holdings, Inc.	13,061	410,899
Erie Indemnity Co., Class A(c)	2,272	422,160
Evercore, Inc., Class A	2,892	401,120
Everest Re Group Ltd.	1,525	390,979
F.N.B. Corp.	35,622	415,353
FactSet Research Systems, Inc.	1,035	484,970
Fidelity National Financial, Inc.	8,481	414,806
Fifth Third Bancorp	10,265	432,670
First American Financial Corp.	5,910	438,404
First Citizens BancShares, Inc., Class A(c)	494	397,166
First Hawaiian, Inc.	14,919	391,624
First Horizon Corp.	25,803	416,202
First Republic Bank	2,006	420,578
Franklin Resources, Inc.	12,724	412,258
Globe Life, Inc.	4,275	369,958
GoHealth, Inc., Class A(b)(c)	74,329	263,125
Goldman Sachs Group, Inc. (The)	990	377,180
Hanover Insurance Group, Inc. (The)	2,908	354,049
Hartford Financial Services Group, Inc. (The)	5,796	383,116
Huntington Bancshares, Inc.	25,966	385,335
Interactive Brokers Group, Inc., Class A	6,314	466,099
Intercontinental Exchange, Inc.	3,341	436,735
Invesco Ltd.(e)	16,063	358,687
Janus Henderson Group PLC	9,451	403,841
Jefferies Financial Group, Inc.	10,824	406,766
JPMorgan Chase & Co.	2,487	395,010
Kemper Corp.	6,049	334,631
KeyCorp	20,013	449,092
KKR & Co., Inc., Class A	6,320	470,524
Lazard Ltd., Class A	8,376	356,985
Lemonade, Inc.(b)(c)	5,208	257,536
Lincoln National Corp.	5,999	397,914
Loews Corp.	7,318	391,220
LPL Financial Holdings, Inc.	2,726	429,645
M&T Bank Corp.	2,901	425,316
Markel Corp.(b)	347	414,603
MarketAxess Holdings, Inc.	884	311,778
Marsh & McLennan Cos., Inc.	2,470	405,129
Mercury General Corp.	6,796	346,732
MetLife, Inc.	6,529	382,991
MGIC Investment Corp.	26,136	368,518
Moody’s Corp.	1,038	405,484
Morgan Stanley	3,840	364,109
Morningstar, Inc.	1,415	439,117
MSCI, Inc.	617	388,371
Nasdaq, Inc.	2,004	407,273
New Residential Investment Corp.	36,530	388,314
New York Community Bancorp, Inc.	32,225	386,055
Northern Trust Corp.	3,494	404,256
Old Republic International Corp.	16,700	400,132
OneMain Holdings, Inc.	7,046	350,820
PacWest Bancorp	9,360	418,766
People’s United Financial, Inc.	24,672	420,411
Pinnacle Financial Partners, Inc.	4,127	393,757
PNC Financial Services Group, Inc. (The)	2,065	406,805
Popular, Inc.	5,371	417,971
Primerica, Inc.	2,692	396,128
Principal Financial Group, Inc.	6,115	419,367
Progressive Corp. (The)	4,269	396,761
Prosperity Bancshares, Inc.	5,859	417,629
Prudential Financial, Inc.	3,812	389,815

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Raymond James Financial, Inc.	4,350	$427,561
Regions Financial Corp.	20,279	461,347
Reinsurance Group of America, Inc.	3,417	324,307
RenaissanceRe Holdings Ltd. (Bermuda)	2,643	407,313
Rocket Cos., Inc., Class A(c)	23,578	365,459
S&P Global, Inc.	868	395,574
Santander Consumer USA Holdings, Inc.	9,615	401,426
SEI Investments Co.	6,635	395,645
Signature Bank	1,536	464,333
SLM Corp.	22,099	392,920
Starwood Property Trust, Inc.	15,894	396,714
State Street Corp.	4,548	404,636
Sterling Bancorp	17,734	439,981
Stifel Financial Corp.	5,838	414,556
SVB Financial Group(b)	687	475,631
Synchrony Financial	6,725	301,213
Synovus Financial Corp.	9,678	438,317
T. Rowe Price Group, Inc.	1,855	370,907
TFS Financial Corp.	21,050	378,900
Tradeweb Markets, Inc., Class A	4,574	439,104
Travelers Cos., Inc. (The)	2,508	368,551
Truist Financial Corp.	7,156	424,422
U.S. Bancorp	7,144	395,349
Umpqua Holdings Corp.	20,760	395,686
Unum Group	15,133	349,572
Upstart Holdings, Inc.(b)	1,357	278,036
UWM Holdings Corp.(c)	56,046	386,157
Virtu Financial, Inc., Class A	16,628	468,577
Voya Financial, Inc.	6,222	386,635
W.R. Berkley Corp.	5,456	418,148
Webster Financial Corp.	8,093	436,132
Wells Fargo & Co.	8,963	428,252
Western Alliance Bancorporation	4,086	448,561
White Mountains Insurance Group Ltd.	394	395,143
Willis Towers Watson PLC	1,693	382,347
Wintrust Financial Corp.	5,345	467,848
Zions Bancorporation N.A.	6,912	436,009
		57,850,284
Health Care-9.00%
10X Genomics, Inc., Class A(b)(c)	2,644	404,030
Abbott Laboratories	3,835	482,328
AbbVie, Inc.	4,562	525,907
ABIOMED, Inc.(b)	1,359	427,786
Acadia Healthcare Co., Inc.(b)	7,410	416,220
Adaptive Biotechnologies Corp.(b)(c)	12,735	332,256
Agilent Technologies, Inc.	2,765	417,238
agilon health, inc.(b)	15,458	340,076
Align Technology, Inc.(b)	684	418,287
Alnylam Pharmaceuticals, Inc.(b)	2,571	472,550
Amedisys, Inc.(b)	2,661	371,609
AmerisourceBergen Corp.	8,845	1,023,809
Amgen, Inc.	2,269	451,259
Anthem, Inc.	1,330	540,286
Avantor, Inc.(b)	11,636	459,389
Baxter International, Inc.	5,968	445,034
Becton, Dickinson and Co.	1,893	448,906
Biogen, Inc.(b)	1,625	383,077
BioMarin Pharmaceutical, Inc.(b)(c)	6,097	526,110
Bio-Rad Laboratories, Inc., Class A(b)	612	460,958
Bio-Techne Corp.	956	451,261
Boston Scientific Corp.(b)	10,732	408,567
Bristol-Myers Squibb Co.	7,676	411,664
	Shares	Value
Health Care-(continued)
Bruker Corp.	5,415	$438,561
Cardinal Health, Inc.	9,146	422,820
Catalent, Inc.(b)	3,483	448,123
Centene Corp.(b)	7,851	560,640
Cerner Corp.	6,497	457,714
Certara, Inc.(b)(c)	14,354	386,553
Change Healthcare, Inc.(b)	17,296	350,763
Charles River Laboratories International, Inc.(b)	1,102	403,189
Chemed Corp.	1,014	472,007
Cigna Corp.	2,288	439,067
Cooper Cos., Inc. (The)	1,099	413,741
CureVac N.V. (Germany)(b)(c)	7,106	342,651
CVS Health Corp.	12,761	1,136,495
Danaher Corp.	1,481	476,349
DaVita, Inc.(b)	3,777	356,926
DENTSPLY SIRONA, Inc.	7,824	381,342
DexCom, Inc.(b)	867	487,766
Edwards Lifesciences Corp.(b)	4,015	430,850
Elanco Animal Health, Inc.(b)	14,533	417,678
Eli Lilly and Co.	2,022	501,537
Encompass Health Corp.	6,146	354,133
Envista Holdings Corp.(b)	11,267	437,160
Exact Sciences Corp.(b)(c)	4,587	391,592
Exelixis, Inc.(b)	24,959	419,062
Figs, Inc., Class A(b)(c)	8,038	267,183
Gilead Sciences, Inc.	6,896	475,341
Globus Medical, Inc., Class A(b)	5,855	366,640
Guardant Health, Inc.(b)(c)	3,722	391,257
HCA Healthcare, Inc.	1,878	423,658
Henry Schein, Inc.(b)	6,253	444,338
Hill-Rom Holdings, Inc.	3,218	500,399
Hologic, Inc.(b)	6,129	458,020
Horizon Therapeutics PLC(b)	4,574	474,598
Humana, Inc.	1,176	493,579
ICU Medical, Inc.(b)	1,920	434,323
IDEXX Laboratories, Inc.(b)	734	446,323
Illumina, Inc.(b)	1,060	387,250
Incyte Corp.(b)	6,724	455,349
Insulet Corp.(b)	1,612	464,965
Integra LifeSciences Holdings Corp.(b)	6,668	426,419
Intuitive Surgical, Inc.(b)	1,350	437,859
Ionis Pharmaceuticals, Inc.(b)(c)	13,442	356,213
Iovance Biotherapeutics, Inc.(b)(c)	20,321	380,409
IQVIA Holdings, Inc.(b)	1,885	488,460
Jazz Pharmaceuticals PLC(b)	3,616	433,450
Johnson & Johnson	2,916	454,692
Laboratory Corp. of America Holdings(b)	1,617	461,379
Maravai LifeSciences Holdings, Inc., Class A(b)	9,148	420,259
Masimo Corp.(b)	1,819	505,900
McKesson Corp.	5,327	1,154,681
Medtronic PLC	3,644	388,815
Merck & Co., Inc.	6,614	495,455
Mettler-Toledo International, Inc.(b)	216	327,052
Mirati Therapeutics, Inc.(b)(c)	2,958	404,566
Moderna, Inc.(b)	1,075	378,862
Molina Healthcare, Inc.(b)	1,905	543,268
Natera, Inc.(b)	4,053	370,687
Nektar Therapeutics(b)(c)	30,905	347,990
Neurocrine Biosciences, Inc.(b)	5,144	428,238
Novavax, Inc.(b)(c)	1,905	397,440
Novocure Ltd.(b)(c)	3,537	331,205

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Oak Street Health, Inc.(b)(c)	9,340	$289,073
Organon & Co.	14,080	411,558
Penumbra, Inc.(b)(c)	1,811	444,872
PerkinElmer, Inc.	2,610	475,438
Perrigo Co. PLC	11,042	405,352
Pfizer, Inc.	10,576	568,248
PPD, Inc.(b)	10,473	493,278
Premier, Inc., Class A	12,591	466,748
QIAGEN N.V.(b)	8,799	485,089
Quest Diagnostics, Inc.	3,098	460,611
Quidel Corp.(b)(c)	3,472	512,328
Regeneron Pharmaceuticals, Inc.(b)	776	493,947
Repligen Corp.(b)	1,669	478,168
ResMed, Inc.	1,662	423,561
Royalty Pharma PLC, Class A	12,757	507,346
Sage Therapeutics, Inc.(b)	10,947	425,948
Sarepta Therapeutics, Inc.(b)	6,064	490,032
Seagen, Inc.(b)	3,273	523,680
Signify Health, Inc., Class A(b)(c)	20,025	272,140
Sotera Health Co.(b)	19,389	413,761
STERIS PLC	2,297	501,963
Stryker Corp.	1,771	419,072
Syneos Health, Inc.(b)	5,149	500,277
Tandem Diabetes Care, Inc.(b)	3,902	501,485
Teladoc Health, Inc.(b)(c)	3,437	347,996
Teleflex, Inc.	1,279	380,400
Thermo Fisher Scientific, Inc.	841	532,210
Ultragenyx Pharmaceutical, Inc.(b)(c)	4,812	362,007
United Therapeutics Corp.(b)	2,333	442,103
UnitedHealth Group, Inc.	1,183	525,512
Universal Health Services, Inc., Class B	3,259	386,941
Veeva Systems, Inc., Class A(b)	1,590	449,302
Vertex Pharmaceuticals, Inc.(b)	2,584	483,053
Viatris, Inc.	34,124	420,066
Waters Corp.(b)	762	249,989
West Pharmaceutical Services, Inc.	1,059	468,777
Zimmer Biomet Holdings, Inc.	3,388	405,205
Zoetis, Inc.	2,382	528,899
		54,908,283
Industrials-10.35%
3M Co.	1,694	288,048
A.O. Smith Corp.	4,410	348,611
Acuity Brands, Inc.	1,821	366,658
ADT, Inc.(c)	37,192	309,066
Advanced Drainage Systems, Inc.	2,672	330,553
AECOM(b)	4,745	327,120
AGCO Corp.	2,440	268,912
Air Lease Corp.	7,902	320,742
Alaska Air Group, Inc.(b)	5,847	283,989
Allegion PLC	2,182	269,782
Allison Transmission Holdings, Inc.	8,695	300,760
AMERCO	566	398,781
American Airlines Group, Inc.(b)(c)	16,875	298,519
AMETEK, Inc.	2,388	325,962
Armstrong World Industries, Inc.	3,118	330,414
Axon Enterprise, Inc.(b)	1,750	295,383
AZEK Co., Inc. (The)(b)	7,751	303,994
Boeing Co. (The)(b)	1,448	286,487
Booz Allen Hamilton Holding Corp.	3,809	319,727
Builders FirstSource, Inc.(b)	5,734	398,169
BWX Technologies, Inc.	5,501	262,398
C.H. Robinson Worldwide, Inc.	3,565	338,996
	Shares	Value
Industrials-(continued)
CACI International, Inc., Class A(b)	1,447	$375,395
Carlisle Cos., Inc.	1,545	347,934
Carrier Global Corp.	5,540	299,825
Caterpillar, Inc.	1,514	292,732
ChargePoint Holdings, Inc.(b)(c)	70,165	1,790,611
Cintas Corp.	799	337,330
Clarivate PLC(b)(c)	14,311	334,019
Clean Harbors, Inc.(b)	13,134	1,332,313
Colfax Corp.(b)	6,671	309,801
Copa Holdings S.A., Class A (Panama)(b)(c)	4,410	308,347
Copart, Inc.(b)	2,425	352,013
Core & Main, Inc., Class A(b)(c)	11,499	306,218
CoStar Group, Inc.(b)	8,995	699,451
Crane Co.	3,311	319,644
CSX Corp.	9,985	346,080
Cummins, Inc.	1,361	285,470
Curtiss-Wright Corp.	2,693	338,833
Deere & Co.	839	289,908
Delta Air Lines, Inc.(b)	8,306	300,677
Donaldson Co., Inc.	5,143	290,219
Dover Corp.	1,806	295,913
Driven Brands Holdings, Inc.(b)	11,241	346,897
Dun & Bradstreet Holdings, Inc.(b)(c)	20,719	393,661
Eaton Corp. PLC	1,933	313,262
Emerson Electric Co.	3,113	273,446
Equifax, Inc.	1,147	319,612
Expeditors International of Washington, Inc.	2,518	306,239
Fastenal Co.	28,722	1,699,481
FedEx Corp.	1,215	279,900
Flowserve Corp.	8,559	256,599
Fortive Corp.	4,108	303,458
Fortune Brands Home & Security, Inc.	3,263	328,029
FTI Consulting, Inc.(b)	2,284	333,670
Gates Industrial Corp. PLC(b)	18,428	295,401
Generac Holdings, Inc.(b)	702	295,710
General Dynamics Corp.	1,527	288,557
General Electric Co.	3,009	285,825
Graco, Inc.	4,066	296,371
GXO Logistics, Inc.(b)	3,783	363,357
HEICO Corp.(c)	2,482	343,807
Hexcel Corp.(b)(c)	28,280	1,453,026
Honeywell International, Inc.	1,385	280,102
Howmet Aerospace, Inc.	9,877	277,840
Hubbell, Inc.	1,604	313,903
Huntington Ingalls Industries, Inc.	1,555	276,028
IAA, Inc.(b)	6,432	310,666
IDEX Corp.	1,421	319,142
IHS Markit Ltd.	2,612	333,866
Illinois Tool Works, Inc.	1,405	326,171
Ingersoll Rand, Inc.	5,788	337,672
ITT, Inc.	3,484	329,517
J.B. Hunt Transport Services, Inc.	1,823	348,485
Jacobs Engineering Group, Inc.	2,316	330,169
JetBlue Airways Corp.(b)	22,277	298,957
Johnson Controls International PLC	4,133	308,983
Kansas City Southern	1,101	320,226
Kirby Corp.(b)	6,004	313,529
Knight-Swift Transportation Holdings, Inc.	6,110	349,798
L3Harris Technologies, Inc.	1,367	285,812
Landstar System, Inc.	1,921	323,785
Legalzoom.com, Inc.(b)(c)	8,905	160,379
Leidos Holdings, Inc.	3,808	334,761

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Lennox International, Inc.	950	$293,569
Lincoln Electric Holdings, Inc.	2,341	315,941
Lockheed Martin Corp.	883	294,322
Lyft, Inc., Class A(b)	6,765	274,727
ManpowerGroup, Inc.	2,600	233,038
Masco Corp.	5,246	345,711
MasTec, Inc.(b)	3,474	320,199
Mercury Systems, Inc.(b)	6,522	319,252
Middleby Corp. (The)(b)	1,791	312,852
MSA Safety, Inc.	1,974	282,914
MSC Industrial Direct Co., Inc., Class A	3,848	302,838
Nielsen Holdings PLC	16,804	321,965
Nordson Corp.	1,321	335,785
Norfolk Southern Corp.	1,276	338,485
Northrop Grumman Corp.	860	299,968
nVent Electric PLC	9,423	328,203
Old Dominion Freight Line, Inc.	1,098	389,977
Oshkosh Corp.	2,870	308,812
Otis Worldwide Corp.	3,469	278,908
Owens Corning	3,346	283,875
PACCAR, Inc.	3,753	313,075
Parker-Hannifin Corp.	1,085	327,735
Pentair PLC	4,107	302,645
Plug Power, Inc.(b)(c)	60,734	2,420,250
Quanta Services, Inc.	2,750	312,895
Raytheon Technologies Corp.	3,751	303,531
Regal Rexnord Corp.(c)	2,095	331,220
Republic Services, Inc.	10,613	1,403,675
Robert Half International, Inc.	3,013	334,955
Rockwell Automation, Inc.	988	332,166
Rollins, Inc.	8,845	294,362
Roper Technologies, Inc.	806	374,105
Ryder System, Inc.	4,062	337,471
Schneider National, Inc., Class B	14,030	345,138
Science Applications International Corp.	4,416	370,458
Sensata Technologies Holding PLC(b)	5,589	311,307
Shoals Technologies Group, Inc., Class A(b)	50,068	1,406,911
SiteOne Landscape Supply, Inc.(b)	1,679	403,564
Snap-on, Inc.	1,403	288,892
Southwest Airlines Co.(b)	6,913	306,937
Spirit AeroSystems Holdings, Inc., Class A	8,041	304,432
Stanley Black & Decker, Inc.	1,670	291,849
Stericycle, Inc.(b)	18,631	1,052,651
Sunrun, Inc.(b)(c)	29,572	1,361,495
Textron, Inc.	4,384	310,387
Timken Co. (The)	21,450	1,412,053
Toro Co. (The)	2,938	295,445
Trane Technologies PLC	1,645	307,039
TransDigm Group, Inc.(b)	569	328,910
TransUnion	2,503	278,309
Trex Co., Inc.(b)(c)	2,822	374,677
TuSimple Holdings, Inc., Class A(b)(c)	7,459	298,285
Uber Technologies, Inc.(b)	8,428	320,264
Union Pacific Corp.	1,478	348,276
United Airlines Holdings, Inc.(b)(c)	7,336	310,019
United Parcel Service, Inc., Class B	1,651	327,509
United Rentals, Inc.(b)	904	306,221
Univar Solutions, Inc.(b)	67,099	1,738,535
Valmont Industries, Inc.	1,309	312,890
Verisk Analytics, Inc.	1,522	342,252
Vertiv Holdings Co.	15,033	385,446
Virgin Galactic Holdings, Inc.(b)(c)	12,189	195,024
	Shares	Value
Industrials-(continued)
W.W. Grainger, Inc.	766	$368,760
Wabtec Corp.	3,531	313,447
Waste Management, Inc.	8,575	1,377,745
Watsco, Inc.	1,108	324,323
Woodward, Inc.	2,618	276,984
XPO Logistics, Inc.(b)	3,677	266,362
Xylem, Inc.	2,355	285,214
		63,199,339
Information Technology-14.48%
Accenture PLC, Class A	907	324,162
Adobe, Inc.(b)	572	383,154
Advanced Micro Devices, Inc.(b)	3,548	561,897
Akamai Technologies, Inc.(b)	3,324	374,615
Allegro MicroSystems, Inc. (Japan)(b)	12,319	384,722
Alliance Data Systems Corp.	3,310	225,610
Alteryx, Inc., Class A(b)(c)	5,094	338,598
Amdocs Ltd.	4,847	338,418
Amphenol Corp., Class A	5,028	405,156
Analog Devices, Inc.	2,246	404,842
Anaplan, Inc.(b)(c)	5,709	244,402
ANSYS, Inc.(b)	1,009	395,003
Apple, Inc.	2,434	402,340
Applied Materials, Inc.	2,825	415,812
Arista Networks, Inc.(b)	31,720	3,935,183
Arrow Electronics, Inc.(b)	3,271	397,917
Aspen Technology, Inc.(b)	2,964	429,869
Atlassian Corp. PLC, Class A(b)	992	373,309
Autodesk, Inc.(b)	1,328	337,564
Automatic Data Processing, Inc.	1,532	353,724
Avalara, Inc.(b)	2,066	288,579
Avnet, Inc.	9,774	354,503
Azenta, Inc.	4,142	468,460
Bentley Systems, Inc., Class B	5,469	262,457
Bill.com Holdings, Inc.(b)(c)	1,084	304,441
Black Knight, Inc.(b)	5,024	359,065
Broadcom, Inc.	781	432,424
Broadridge Financial Solutions, Inc.	2,346	395,465
C3.ai, Inc., Class A(b)(c)	7,437	274,872
Cadence Design Systems, Inc.(b)	2,283	405,141
CDK Global, Inc.	8,929	345,017
CDW Corp.	1,910	361,678
Ceridian HCM Holding, Inc.(b)	3,388	370,647
Ciena Corp.(b)	51,162	3,081,487
Cirrus Logic, Inc.(b)	4,362	349,745
Cisco Systems, Inc.	48,447	2,656,834
Citrix Systems, Inc.	3,500	281,505
Cloudflare, Inc., Class A(b)(c)	2,972	559,449
Cognex Corp.	3,571	275,860
Cognizant Technology Solutions Corp., Class A	4,935	384,831
Coherent, Inc.(b)	1,256	325,216
CommScope Holding Co., Inc.(b)	192,269	1,914,999
Concentrix Corp.	2,151	357,066
Corning, Inc.	9,818	364,150
Coupa Software, Inc.(b)	1,467	288,500
Crowdstrike Holdings, Inc., Class A(b)	1,407	305,516
Datadog, Inc., Class A(b)	2,697	480,848
Datto Holding Corp.(b)(c)	15,222	357,108
Dell Technologies, Inc., Class C(b)	3,899	220,177
DocuSign, Inc.(b)	1,360	335,050
Dolby Laboratories, Inc., Class A	3,997	333,390
DoubleVerify Holdings, Inc.(b)	10,137	313,031

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Dropbox, Inc., Class A(b)	11,735	$288,798
Duck Creek Technologies, Inc.(b)(c)	7,588	216,941
DXC Technology Co.(b)	10,610	318,194
Dynatrace, Inc.(b)	5,334	335,242
Elastic N.V.(b)	2,322	360,978
Enphase Energy, Inc.(b)	9,486	2,371,500
Entegris, Inc.	3,143	459,129
EPAM Systems, Inc.(b)	609	370,607
Euronet Worldwide, Inc.(b)	2,398	243,085
Everbridge, Inc.(b)	2,368	268,579
F5, Inc.(b)	1,873	426,257
Fair Isaac Corp.(b)	687	242,600
Fastly, Inc., Class A(b)(c)	8,277	337,371
Fidelity National Information Services, Inc.	2,441	255,085
First Solar, Inc.(b)	15,496	1,605,386
Fiserv, Inc.(b)	2,718	262,341
Five9, Inc.(b)	2,174	309,425
FleetCor Technologies, Inc.(b)	1,189	246,278
Fortinet, Inc.(b)	1,233	409,492
Gartner, Inc.(b)	1,205	376,261
Genpact Ltd.	6,159	297,295
Global Payments, Inc.	1,831	217,962
Globant S.A.(b)(c)	1,177	311,917
GoDaddy, Inc., Class A(b)	5,015	351,903
Guidewire Software, Inc.(b)(c)	3,079	358,211
Hewlett Packard Enterprise Co.	25,744	369,426
HP, Inc.	13,484	475,716
HubSpot, Inc.(b)	558	450,256
Intel Corp.	7,064	347,549
International Business Machines Corp.	2,740	320,854
Intuit, Inc.	676	440,955
IPG Photonics Corp.(b)	2,164	355,307
Jabil, Inc.	6,110	357,191
Jack Henry & Associates, Inc.	1,840	278,999
Jamf Holding Corp.(b)(c)	10,001	322,332
Juniper Networks, Inc.	100,858	3,139,710
Keysight Technologies, Inc.(b)	1,759	342,090
KLA Corp.	1,088	444,045
Kyndryl Holdings, Inc.(b)	548	8,658
Lam Research Corp.	642	436,464
Littelfuse, Inc.	1,148	342,655
Lumentum Holdings, Inc.(b)(c)	31,990	2,775,772
Mandiant, Inc.(b)	20,358	345,475
Manhattan Associates, Inc.(b)	2,344	366,039
Marvell Technology, Inc.	6,175	439,475
Mastercard, Inc., Class A	875	275,555
McAfee Corp., Class A	16,165	417,865
Microchip Technology, Inc.	4,865	405,887
Micron Technology, Inc.	5,157	433,188
Microsoft Corp.	1,288	425,800
MKS Instruments, Inc.	2,100	319,536
MongoDB, Inc.(b)(c)	825	410,933
Monolithic Power Systems, Inc.	795	440,001
Motorola Solutions, Inc.	11,653	2,950,307
N-able, Inc.(b)(c)	27,454	323,957
National Instruments Corp.	8,943	371,313
nCino, Inc.(b)(c)	5,059	314,265
NCR Corp.(b)	9,236	359,280
NetApp, Inc.	4,091	363,608
New Relic, Inc.(b)	4,772	528,881
NortonLifeLock, Inc.	13,791	342,706
Nuance Communications, Inc.(b)	6,813	378,053
	Shares	Value
Information Technology-(continued)
Nutanix, Inc., Class A(b)	8,741	$290,376
NVIDIA Corp.	1,711	559,086
NXP Semiconductors N.V. (China)	1,804	402,941
Okta, Inc.(b)(c)	1,408	303,044
ON Semiconductor Corp.(b)	8,368	514,046
Oracle Corp.	4,208	381,834
Palantir Technologies, Inc., Class A(b)(c)	14,418	297,732
Palo Alto Networks, Inc.(b)	832	455,054
Paychex, Inc.	2,815	335,548
Paycom Software, Inc.(b)	807	353,046
Paycor HCM, Inc.(b)(c)	11,507	338,766
Paylocity Holding Corp.(b)	1,184	298,771
PayPal Holdings, Inc.(b)	1,090	201,530
Paysafe Ltd.(b)(c)	35,279	128,063
Pegasystems, Inc.(c)	2,764	317,362
Procore Technologies, Inc.(b)(c)	4,057	343,871
PTC, Inc.(b)	2,979	326,439
Pure Storage, Inc., Class A(b)	14,372	445,101
Qorvo, Inc.(b)	2,103	307,522
QUALCOMM, Inc.	2,660	480,290
RingCentral, Inc., Class A(b)	1,624	350,752
Sabre Corp.(b)(c)	30,627	230,621
salesforce.com, inc.(b)	1,449	412,907
ServiceNow, Inc.(b)	588	380,848
Shift4 Payments, Inc., Class A(b)(c)	3,888	202,254
Skyworks Solutions, Inc.	2,122	321,823
Smartsheet, Inc., Class A(b)	5,039	322,496
Snowflake, Inc., Class A(b)	1,186	403,418
SolarWinds Corp.(c)	21,931	315,806
Splunk, Inc.(b)	2,434	294,514
Square, Inc., Class A(b)	1,255	261,454
SS&C Technologies Holdings, Inc.	5,168	394,473
StoneCo Ltd., Class A (Brazil)(b)(c)	7,123	111,119
Switch, Inc., Class A	14,464	395,590
Synopsys, Inc.(b)	1,147	391,127
TD SYNNEX Corp.	3,071	317,726
Teledyne Technologies, Inc.(b)	721	299,424
Teradata Corp.(b)(c)	6,714	291,522
Teradyne, Inc.	3,158	482,763
Texas Instruments, Inc.	1,988	382,432
Trade Desk, Inc. (The), Class A(b)	4,665	482,454
Trimble, Inc.(b)	3,359	288,437
Twilio, Inc., Class A(b)	1,068	305,608
Tyler Technologies, Inc.(b)	809	419,855
Ubiquiti, Inc.(c)	8,957	2,680,741
Unity Software, Inc.(b)(c)	2,819	485,967
Universal Display Corp.	1,891	270,508
VeriSign, Inc.(b)	1,705	409,047
ViaSat, Inc.(b)(c)	57,729	2,556,817
Visa, Inc., Class A(c)	1,355	262,558
VMware, Inc., Class A	4,303	502,332
Vontier Corp.	8,638	272,183
Western Digital Corp.(b)	6,414	370,986
Western Union Co. (The)	14,661	231,937
WEX, Inc.(b)	1,812	229,073
Wix.com Ltd. (Israel)(b)	1,661	253,801
Wolfspeed, Inc.(b)(c)	4,420	541,980
Workday, Inc., Class A(b)	1,397	383,099
Xerox Holdings Corp.	17,782	327,544
Xilinx, Inc.	2,442	557,875
Zebra Technologies Corp., Class A(b)	543	319,708
Zendesk, Inc.(b)(c)	3,113	317,868

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Zoom Video Communications, Inc., Class A(b)(c)	1,289	$272,508
Zscaler, Inc.(b)(c)	1,345	466,675
		88,347,800
Materials-9.36%
Air Products and Chemicals, Inc.	5,725	1,645,594
Albemarle Corp.	6,284	1,674,623
Alcoa Corp.	32,270	1,501,523
Amcor PLC	25,747	291,456
AptarGroup, Inc.	2,449	292,876
Ardagh Group S.A.(f)	13,287	328,853
Ashland Global Holdings, Inc.	16,372	1,654,718
Avery Dennison Corp.	6,801	1,394,681
Axalta Coating Systems Ltd.(b)	10,605	321,544
Ball Corp.	3,277	306,236
Berry Global Group, Inc.(b)	4,863	335,790
Celanese Corp.	10,014	1,515,719
CF Industries Holdings, Inc.	33,806	2,048,305
Chemours Co. (The)	48,510	1,440,747
Cleveland-Cliffs, Inc.(b)(c)	65,740	1,337,809
Corteva, Inc.	25,057	1,127,565
Crown Holdings, Inc.	2,953	312,427
Diversey Holdings Ltd.(b)(c)	19,431	256,101
Dow, Inc.	25,447	1,397,804
DuPont de Nemours, Inc.	4,454	329,418
Eagle Materials, Inc.	2,138	329,722
Eastman Chemical Co.	14,021	1,462,250
Ecolab, Inc.	6,763	1,497,802
Element Solutions, Inc.	70,504	1,612,426
FMC Corp.	15,736	1,576,590
Freeport-McMoRan, Inc.	44,084	1,634,635
Graphic Packaging Holding Co.	15,495	305,871
Huntsman Corp.	56,787	1,799,580
International Flavors & Fragrances, Inc.	10,159	1,444,305
International Paper Co.	26,155	1,190,576
Louisiana-Pacific Corp.	5,015	327,730
LyondellBasell Industries N.V., Class A	16,745	1,458,992
Martin Marietta Materials, Inc.	832	335,720
Mosaic Co. (The)	48,577	1,662,305
NewMarket Corp.	4,494	1,488,862
Newmont Corp.	26,786	1,471,087
Nucor Corp.	13,634	1,448,749
Olin Corp.	32,257	1,753,168
Packaging Corp. of America	2,075	270,974
PPG Industries, Inc.	2,011	310,036
Reliance Steel & Aluminum Co.	10,322	1,534,159
Royal Gold, Inc.	13,919	1,392,318
RPM International, Inc.	3,872	352,507
Scotts Miracle-Gro Co. (The)	9,916	1,436,729
Sealed Air Corp.	5,367	333,398
Sherwin-Williams Co. (The)	1,065	352,771
Silgan Holdings, Inc.	7,602	315,255
Sonoco Products Co.	4,970	288,906
Southern Copper Corp. (Peru)	25,488	1,491,048
Steel Dynamics, Inc.	23,258	1,390,828
Sylvamo Corp.(b)	2,384	72,187
United States Steel Corp.	59,648	1,348,641
Valvoline, Inc.	48,812	1,663,025
Vulcan Materials Co.	1,787	342,461
	Shares	Value
Materials-(continued)
Westlake Chemical Corp.	18,143	$1,685,848
WestRock Co.	6,041	262,119
		57,157,369
Real Estate-9.04%
Alexandria Real Estate Equities, Inc.	4,024	805,082
American Campus Communities, Inc.	16,000	827,840
American Homes 4 Rent, Class A	19,674	788,731
American Tower Corp.	2,730	716,570
Americold Realty Trust	22,385	730,646
Apartment Income REIT Corp.	15,993	811,805
AvalonBay Communities, Inc.	3,559	850,138
Boston Properties, Inc.	7,299	787,124
Brixmor Property Group, Inc.	35,115	798,515
Camden Property Trust	5,368	886,847
CBRE Group, Inc., Class A(b)	8,261	789,504
CoreSite Realty Corp.	5,383	920,762
Cousins Properties, Inc.	21,408	808,366
Crown Castle International Corp.	4,189	760,932
CubeSmart	15,185	818,775
CyrusOne, Inc.	10,509	935,511
Digital Realty Trust, Inc.	5,158	865,203
Douglas Emmett, Inc.	24,603	806,240
Duke Realty Corp.	15,787	920,856
EPR Properties	16,493	760,657
Equinix, Inc.	935	759,407
Equity LifeStyle Properties, Inc.	9,467	769,667
Equity Residential	9,839	839,365
Essex Property Trust, Inc.	2,443	829,252
Extra Space Storage, Inc.	4,328	865,600
Federal Realty Investment Trust	6,755	828,636
First Industrial Realty Trust, Inc.	14,889	899,444
Gaming and Leisure Properties, Inc.	16,622	749,985
Healthcare Trust of America, Inc., Class A	26,712	907,140
Healthpeak Properties, Inc.	22,689	745,561
Highwoods Properties, Inc.	18,087	781,358
Host Hotels & Resorts, Inc.(b)	50,395	791,201
Howard Hughes Corp. (The)(b)	8,991	737,172
Hudson Pacific Properties, Inc.	29,976	729,616
Invitation Homes, Inc.	19,674	795,617
Iron Mountain, Inc.(c)	16,907	768,254
JBG SMITH Properties	26,993	750,135
Jones Lang LaSalle, Inc.(b)	3,368	791,177
Kilroy Realty Corp.	12,357	797,397
Kimco Realty Corp.	37,709	845,436
Lamar Advertising Co., Class A	7,270	794,320
Life Storage, Inc.	6,418	848,075
Medical Properties Trust, Inc.	37,489	798,141
Mid-America Apartment Communities, Inc.	4,203	866,869
National Retail Properties, Inc.	17,434	768,839
Omega Healthcare Investors, Inc.(c)	24,067	672,432
Opendoor Technologies, Inc.(b)(c)	42,812	678,142
Orion Office REIT, Inc.(b)(c)	2,339	41,564
Park Hotels & Resorts, Inc.(b)	43,087	716,968
Prologis, Inc.	6,024	908,118
Public Storage	2,487	814,194
Rayonier, Inc.	21,966	829,656
Realty Income Corp.	23,334	1,584,845
Regency Centers Corp.	11,849	821,610
Rexford Industrial Realty, Inc.	13,219	926,388
SBA Communications Corp., Class A	2,265	778,707
Simon Property Group, Inc.	6,228	951,888
SL Green Realty Corp.	11,644	808,443

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Spirit Realty Capital, Inc.	16,048	$715,099
STORE Capital Corp.	23,214	764,669
Sun Communities, Inc.(c)	3,978	750,171
UDR, Inc.	15,082	855,602
Ventas, Inc.	14,360	673,771
VICI Properties, Inc.(c)	27,042	735,542
Vornado Realty Trust	19,587	786,222
W.P. Carey, Inc.	10,474	799,690
Welltower, Inc.	9,398	748,269
Weyerhaeuser Co.	23,166	871,273
Zillow Group, Inc., Class C(b)(c)	8,676	470,847
		55,151,878
Utilities-7.87%
AES Corp. (The)	54,874	1,282,954
Alliant Energy Corp.	21,752	1,191,792
Ameren Corp.	15,008	1,224,503
American Electric Power Co., Inc.	14,599	1,183,249
American Water Works Co., Inc.	7,026	1,184,373
Atmos Energy Corp.	13,738	1,240,816
Avangrid, Inc.(c)	24,681	1,249,352
Brookfield Renewable Corp., Class A(c)	30,076	1,113,714
CenterPoint Energy, Inc.	49,686	1,287,364
CMS Energy Corp.	20,475	1,204,954
Consolidated Edison, Inc.	17,277	1,341,386
Dominion Energy, Inc.	16,826	1,198,011
DTE Energy Co.	10,957	1,187,081
Duke Energy Corp.	12,630	1,225,236
Edison International	22,481	1,467,560
Entergy Corp.	11,639	1,167,857
Essential Utilities, Inc.	26,318	1,244,052
Evergy, Inc.	19,345	1,224,539
Eversource Energy	14,703	1,209,616
Exelon Corp.	26,302	1,386,905
FirstEnergy Corp.	34,424	1,296,408
Hawaiian Electric Industries, Inc.	30,892	1,173,587
IDACORP, Inc.	12,283	1,285,048
MDU Resources Group, Inc.	10,013	272,654
National Fuel Gas Co.	25,309	1,463,113
NextEra Energy, Inc.	15,395	1,335,978
NiSource, Inc.	52,729	1,292,388
NRG Energy, Inc.	29,532	1,063,743
	Shares	Value
Utilities-(continued)
OGE Energy Corp.	37,166	$1,275,537
PG&E Corp.(b)(c)	141,037	1,675,520
Pinnacle West Capital Corp.	17,486	1,137,464
PPL Corp.	44,316	1,233,314
Public Service Enterprise Group, Inc.	20,868	1,304,041
Sempra Energy	9,874	1,183,596
Southern Co. (The)	19,661	1,201,287
UGI Corp.	28,986	1,195,673
Vistra Corp.	69,836	1,388,340
WEC Energy Group, Inc.	13,769	1,196,939
Xcel Energy, Inc.	19,064	1,214,949
		48,004,893
Total Common Stocks & Other Equity Interests (Cost $535,986,738)		609,272,259
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(g) (Cost $1,093,914)	1,093,914	1,093,914
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $537,080,652)		610,366,173
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.46%
Invesco Private Government Fund, 0.02%(e)(g)(h)	19,363,248	19,363,248
Invesco Private Prime Fund, 0.11%(e)(g)(h)	44,492,310	44,505,657
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,872,926)		63,868,905
TOTAL INVESTMENTS IN SECURITIES-110.47% (Cost $600,953,578)		674,235,078
OTHER ASSETS LESS LIABILITIES-(10.47)%		(63,929,442)
NET ASSETS-100.00%		$610,305,636

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Restricted security. The value of this security at November 30, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Invesco Ltd.	$389,852	$54,523	$(33,465)	$(69,864)	$17,641	$358,687	$2,965
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2021
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,596,530	$(3,502,616)	$-	$-	$1,093,914	$19
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,042,144	28,382,316	(25,061,212)	-	-	19,363,248	990*
Invesco Private Prime Fund	37,431,669	47,120,203	(40,040,360)	(4,022)	(1,833)	44,505,657	12,198*
Total	$53,863,665	$80,153,572	$(68,637,653)	$(73,886)	$15,808	$65,321,506	$16,172

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-3.17%
Activision Blizzard, Inc.	269	$15,763
Alphabet, Inc., Class A(b)	6	17,028
Alphabet, Inc., Class C(b)	5	14,245
Cable One, Inc.	14	24,809
Charter Communications, Inc., Class A(b)	39	25,205
Comcast Corp., Class A	453	22,641
Electronic Arts, Inc.	184	22,856
Liberty Broadband Corp., Class A(b)	22	3,335
Liberty Broadband Corp., Class C(b)	138	21,369
Match Group, Inc.(b)	184	23,918
Netflix, Inc.(b)	52	33,379
New York Times Co. (The), Class A	597	28,358
Take-Two Interactive Software, Inc.(b)	145	24,053
T-Mobile US, Inc.(b)	182	19,803
Verizon Communications, Inc.	453	22,772
		319,534
Consumer Discretionary-6.09%
Amazon.com, Inc.(b)	8	28,057
AutoZone, Inc.(b)	19	34,524
Columbia Sportswear Co.	259	25,260
Dollar General Corp.	127	28,105
Dollar Tree, Inc.(b)	262	35,063
Domino’s Pizza, Inc.	61	31,973
eBay, Inc.	405	27,321
frontdoor, inc.(b)	483	16,692
Garmin Ltd.	181	24,171
Gentex Corp.	754	25,960
Grand Canyon Education, Inc.(b)	285	20,654
Hasbro, Inc.	269	26,069
Home Depot, Inc. (The)	82	32,850
Mattel, Inc.(b)	1,191	25,261
McDonald’s Corp.	110	26,906
Newell Brands, Inc.	897	19,259
NIKE, Inc., Class B	194	32,833
Peloton Interactive, Inc., Class A(b)	239	10,516
Pool Corp.	59	32,693
Service Corp. International	494	32,683
TJX Cos., Inc. (The)	389	26,997
Tractor Supply Co.	142	31,997
Yum China Holdings, Inc. (China)	370	18,537
		614,381
Consumer Staples-8.35%
Altria Group, Inc.	518	22,088
Archer-Daniels-Midland Co.	378	23,515
Boston Beer Co., Inc. (The), Class A(b)	24	10,828
Brown-Forman Corp., Class A	64	4,203
Brown-Forman Corp., Class B	257	18,083
Bunge Ltd.	290	25,105
Campbell Soup Co.	517	20,851
Casey’s General Stores, Inc.	121	23,509
Church & Dwight Co., Inc.	306	27,350
Clorox Co. (The)	146	23,776
Coca-Cola Co. (The)	462	24,232
Colgate-Palmolive Co.	310	23,256
Conagra Brands, Inc.	660	20,163
Costco Wholesale Corp.	68	36,678
Flowers Foods, Inc.	1,026	26,491
General Mills, Inc.	404	24,955
Grocery Outlet Holding Corp.(b)(c)	746	21,604
Hain Celestial Group, Inc. (The)(b)	626	24,683
	Shares	Value
Consumer Staples-(continued)
Hershey Co. (The)	148	$26,269
Hormel Foods Corp.	521	21,569
Ingredion, Inc.	264	24,586
JM Smucker Co. (The)	189	23,903
Kellogg Co.	386	23,616
Keurig Dr Pepper, Inc.	692	23,521
Kimberly-Clark Corp.	199	25,932
Kraft Heinz Co. (The)	582	19,561
Kroger Co. (The)	676	28,074
McCormick & Co., Inc.	286	24,545
Mondelez International, Inc., Class A	403	23,753
Monster Beverage Corp.(b)	271	22,704
PepsiCo, Inc.	176	28,121
Philip Morris International, Inc.	265	22,774
Post Holdings, Inc.(b)	221	21,349
Procter & Gamble Co. (The)	195	28,193
Seaboard Corp.	7	27,230
Walmart, Inc.	182	25,595
		842,665
Energy-0.35%
Coterra Energy, Inc.	1,527	30,662
DT Midstream, Inc.(b)	93	4,266
		34,928
Financials-11.67%
Affiliated Managers Group, Inc.	156	26,540
Alleghany Corp.(b)	37	23,935
Allstate Corp. (The)	186	20,222
American Financial Group, Inc.	209	27,925
Aon PLC, Class A	103	30,464
Arch Capital Group Ltd.(b)	656	26,489
Ares Management Corp., Class A	468	37,983
Arthur J. Gallagher & Co.	175	28,508
Assurant, Inc.	163	24,792
Berkshire Hathaway, Inc., Class B(b)	90	24,902
BlackRock, Inc.	29	26,234
Brown & Brown, Inc.	496	31,947
Charles Schwab Corp. (The)	348	26,932
Chubb Ltd.	150	26,921
Cincinnati Financial Corp.	210	23,919
CME Group, Inc., Class A	119	26,242
CNA Financial Corp.	538	22,402
Commerce Bancshares, Inc.	331	23,104
Erie Indemnity Co., Class A	129	23,969
Everest Re Group Ltd.	100	25,638
FactSet Research Systems, Inc.	79	37,017
Interactive Brokers Group, Inc., Class A	389	28,716
Intercontinental Exchange, Inc.	230	30,066
Kemper Corp.	351	19,417
Markel Corp.(b)	21	25,091
MarketAxess Holdings, Inc.	57	20,103
Mercury General Corp.	412	21,020
Moody’s Corp.	77	30,079
MSCI, Inc.	55	34,620
Nasdaq, Inc.	154	31,297
New York Community Bancorp, Inc.	2,113	25,314
Northern Trust Corp.	213	24,644
Old Republic International Corp.	970	23,241
People’s United Financial, Inc.	1,342	22,868
Progressive Corp. (The)	260	24,164
RenaissanceRe Holdings Ltd. (Bermuda)	168	25,890
S&P Global, Inc.	68	30,990
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
SEI Investments Co.	407	$24,269
TFS Financial Corp.	1,163	20,934
Tradeweb Markets, Inc., Class A	314	30,144
Travelers Cos., Inc. (The)	160	23,512
Virtu Financial, Inc., Class A	831	23,418
W.R. Berkley Corp.	339	25,981
White Mountains Insurance Group Ltd.	22	22,064
Willis Towers Watson PLC	101	22,810
		1,176,737
Health Care-17.84%
Abbott Laboratories	243	30,562
AbbVie, Inc.	233	26,860
Agilent Technologies, Inc.	188	28,369
Amedisys, Inc.(b)	101	14,105
Amgen, Inc.	109	21,678
Baxter International, Inc.	320	23,862
Becton, Dickinson and Co.	109	25,848
Biogen, Inc.(b)	97	22,867
BioMarin Pharmaceutical, Inc.(b)	332	28,648
Bio-Rad Laboratories, Inc., Class A(b)	45	33,894
Bio-Techne Corp.	63	29,738
Boston Scientific Corp.(b)	617	23,489
Cardinal Health, Inc.	457	21,127
Centene Corp.(b)	358	25,565
Cerner Corp.	329	23,178
Charles River Laboratories International, Inc.(b)	78	28,538
Chemed Corp.	52	24,205
Cigna Corp.	102	19,574
Cooper Cos., Inc. (The)	68	25,600
CVS Health Corp.	303	26,985
Danaher Corp.	107	34,415
DaVita, Inc.(b)	218	20,601
DENTSPLY SIRONA, Inc.	390	19,009
DexCom, Inc.(b)	70	39,381
Eli Lilly and Co.	129	31,997
Encompass Health Corp.	307	17,689
Exelixis, Inc.(b)	1,149	19,292
Gilead Sciences, Inc.	389	26,814
Henry Schein, Inc.(b)	340	24,160
Hill-Rom Holdings, Inc.	235	36,542
Humana, Inc.	60	25,183
ICU Medical, Inc.(b)	127	28,729
IDEXX Laboratories, Inc.(b)	48	29,187
Illumina, Inc.(b)	63	23,016
Incyte Corp.(b)	312	21,129
Insulet Corp.(b)	99	28,556
Intuitive Surgical, Inc.(b)	96	31,137
Jazz Pharmaceuticals PLC(b)	148	17,741
Johnson & Johnson	156	24,325
Laboratory Corp. of America Holdings(b)	98	27,962
Masimo Corp.(b)	124	34,487
Medtronic PLC	210	22,407
Merck & Co., Inc.	355	26,593
Mettler-Toledo International, Inc.(b)	20	30,283
Molina Healthcare, Inc.(b)	105	29,944
Neurocrine Biosciences, Inc.(b)	277	23,060
Novocure Ltd.(b)(c)	126	11,799
PerkinElmer, Inc.	187	34,064
Pfizer, Inc.	670	35,999
Premier, Inc., Class A	787	29,174
QIAGEN N.V.(b)	552	30,432
Quidel Corp.(b)(c)	237	34,972
	Shares	Value
Health Care-(continued)
Regeneron Pharmaceuticals, Inc.(b)	51	$32,463
Repligen Corp.(b)	145	41,542
ResMed, Inc.	128	32,621
Seagen, Inc.(b)	176	28,160
STERIS PLC	136	29,720
Stryker Corp.	104	24,609
Thermo Fisher Scientific, Inc.	58	36,704
United Therapeutics Corp.(b)	151	28,614
UnitedHealth Group, Inc.	64	28,430
Veeva Systems, Inc., Class A(b)	89	25,150
Vertex Pharmaceuticals, Inc.(b)	122	22,807
Waters Corp.(b)	81	26,574
West Pharmaceutical Services, Inc.	77	34,085
Zoetis, Inc.	150	33,306
		1,799,556
Industrials-14.59%
3M Co.	128	21,765
A.O. Smith Corp.	360	28,458
Allison Transmission Holdings, Inc.	615	21,273
AMERCO	46	32,410
Armstrong World Industries, Inc.	245	25,963
Booz Allen Hamilton Holding Corp.	298	25,014
BWX Technologies, Inc.	406	19,366
C.H. Robinson Worldwide, Inc.	272	25,864
Carlisle Cos., Inc.	137	30,852
Caterpillar, Inc.	107	20,688
CoStar Group, Inc.(b)	308	23,950
Cummins, Inc.	99	20,765
Deere & Co.	72	24,879
Eaton Corp. PLC	176	28,523
Expeditors International of Washington, Inc.	209	25,419
Fastenal Co.	495	29,289
FedEx Corp.	84	19,351
Fortive Corp.	355	26,224
FTI Consulting, Inc.(b)	190	27,757
Generac Holdings, Inc.(b)	81	34,120
General Dynamics Corp.	134	25,322
Graco, Inc.	342	24,928
Hubbell, Inc.	135	26,419
Huntington Ingalls Industries, Inc.	119	21,124
IDEX Corp.	115	25,828
Illinois Tool Works, Inc.(c)	110	25,537
J.B. Hunt Transport Services, Inc.	151	28,865
Jacobs Engineering Group, Inc.	184	26,231
Kansas City Southern	86	25,013
Knight-Swift Transportation Holdings, Inc.	545	31,201
L3Harris Technologies, Inc.	119	24,881
Landstar System, Inc.	158	26,631
Leidos Holdings, Inc.	251	22,065
Lennox International, Inc.	76	23,486
Lincoln Electric Holdings, Inc.	201	27,127
Lockheed Martin Corp.	67	22,332
Mercury Systems, Inc.(b)	390	19,091
MSA Safety, Inc.	151	21,641
MSC Industrial Direct Co., Inc., Class A	273	21,485
Nordson Corp.	116	29,486
Northrop Grumman Corp.	70	24,416
Old Dominion Freight Line, Inc.	99	35,162
PACCAR, Inc.	278	23,191
Quanta Services, Inc.	278	31,631
Republic Services, Inc.	239	31,610
Rollins, Inc.	762	25,359

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Roper Technologies, Inc.	58	$26,921
Schneider National, Inc., Class B	1,066	26,224
Science Applications International Corp.	280	23,489
Toro Co. (The)	237	23,833
Trane Technologies PLC	139	25,944
United Parcel Service, Inc., Class B	121	24,003
Valmont Industries, Inc.	102	24,381
Verisk Analytics, Inc.	149	33,506
Waste Management, Inc.	182	29,242
Watsco, Inc.	90	26,344
Xylem, Inc.	216	26,160
		1,472,039
Information Technology-16.35%
Adobe, Inc.(b)	52	34,832
Akamai Technologies, Inc.(b)	226	25,470
Analog Devices, Inc.	317	57,139
ANSYS, Inc.(b)	77	30,144
Arista Networks, Inc.(b)	308	38,210
Aspen Technology, Inc.(b)	189	27,411
Automatic Data Processing, Inc.	131	30,247
Black Knight, Inc.(b)	358	25,586
Broadcom, Inc.	55	30,452
Broadridge Financial Solutions, Inc.	162	27,308
Cadence Design Systems, Inc.(b)	209	37,089
CDW Corp.	156	29,540
Ciena Corp.(b)	472	28,429
Cirrus Logic, Inc.(b)	331	26,540
Cisco Systems, Inc.	492	26,981
Citrix Systems, Inc.	223	17,936
Corning, Inc.	598	22,180
Dell Technologies, Inc., Class C(b)	255	14,400
Dolby Laboratories, Inc., Class A	268	22,354
Entegris, Inc.	227	33,160
F5, Inc.(b)	143	32,544
Fiserv, Inc.(b)	226	21,813
Fortinet, Inc.(b)	119	39,521
HP, Inc.	862	30,411
Intel Corp.	446	21,943
International Business Machines Corp.	176	20,610
IPG Photonics Corp.(b)	124	20,360
Jack Henry & Associates, Inc.	165	25,019
Juniper Networks, Inc.	981	30,539
Keysight Technologies, Inc.(b)	181	35,201
KLA Corp.	82	33,467
Kyndryl Holdings, Inc.(b)	35	553
Lam Research Corp.	40	27,194
Lumentum Holdings, Inc.(b)(c)	320	27,766
Micron Technology, Inc.	304	25,536
Microsoft Corp.	105	34,712
Monolithic Power Systems, Inc.	76	42,063
Motorola Solutions, Inc.	124	31,394
N-able, Inc.(b)	779	9,192
NortonLifeLock, Inc.	901	22,390
NVIDIA Corp.	155	50,648
Oracle Corp.	320	29,037
Paychex, Inc.	252	30,038
ServiceNow, Inc.(b)	56	36,271
Skyworks Solutions, Inc.	151	22,901
SolarWinds Corp.(c)	779	11,218
Switch, Inc., Class A	1,341	36,676
Synopsys, Inc.(b)	102	34,782
Teledyne Technologies, Inc.(b)	61	25,333
	Shares	Value
Information Technology-(continued)
Teradyne, Inc.	196	$29,962
Texas Instruments, Inc.	135	25,970
Tyler Technologies, Inc.(b)	65	33,734
Ubiquiti, Inc.	86	25,739
Universal Display Corp.	119	17,023
VeriSign, Inc.(b)	120	28,789
VMware, Inc., Class A	273	31,870
Xilinx, Inc.	199	45,462
Zoom Video Communications, Inc., Class A(b)	79	16,701
		1,649,790
Materials-5.68%
Air Products and Chemicals, Inc.	84	24,145
Amcor PLC	2,163	24,485
AptarGroup, Inc.	176	21,048
Avery Dennison Corp.	117	23,993
Ball Corp.	314	29,343
Corteva, Inc.	562	25,290
Crown Holdings, Inc.	255	26,979
FMC Corp.	218	21,841
Graphic Packaging Holding Co.	1,413	27,893
Huntsman Corp.	897	28,426
International Paper Co.	406	18,481
Martin Marietta Materials, Inc.	72	29,053
NewMarket Corp.	76	25,179
Newmont Corp.	353	19,387
Nucor Corp.	248	26,352
Packaging Corp. of America	175	22,853
Reliance Steel & Aluminum Co.	152	22,592
RPM International, Inc.	272	24,763
Sherwin-Williams Co. (The)	91	30,143
Silgan Holdings, Inc.	609	25,255
Sonoco Products Co.	381	22,148
Steel Dynamics, Inc.	407	24,339
Sylvamo Corp.(b)	36	1,090
Vulcan Materials Co.	144	27,596
		572,674
Real Estate-8.11%
Alexandria Real Estate Equities, Inc.	141	28,210
American Homes 4 Rent, Class A	664	26,620
American Tower Corp.	98	25,723
Camden Property Trust	198	32,712
CoreSite Realty Corp.	207	35,407
Crown Castle International Corp.	133	24,159
CubeSmart	571	30,788
CyrusOne, Inc.	342	30,445
Digital Realty Trust, Inc.	166	27,845
Duke Realty Corp.	542	31,615
Equinix, Inc.	34	27,615
Equity LifeStyle Properties, Inc.	358	29,105
Equity Residential	321	27,385
Extra Space Storage, Inc.	167	33,400
First Industrial Realty Trust, Inc.	495	29,903
Healthcare Trust of America, Inc., Class A	924	31,379
Iron Mountain, Inc.(c)	567	25,765
Kilroy Realty Corp.	358	23,102
Life Storage, Inc.	253	33,431
Medical Properties Trust, Inc.	1,193	25,399
Mid-America Apartment Communities, Inc.	155	31,969
Prologis, Inc.	211	31,808
Public Storage	90	29,464
Rayonier, Inc.	676	25,533

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Rexford Industrial Realty, Inc.	464	$32,517
SBA Communications Corp., Class A	83	28,535
Sun Communities, Inc.(c)	152	28,664
UDR, Inc.	519	29,443
		817,941
Utilities-7.70%
Alliant Energy Corp.	451	24,710
Ameren Corp.	301	24,559
American Electric Power Co., Inc.	300	24,315
American Water Works Co., Inc.	167	28,151
Atmos Energy Corp.	258	23,303
Avangrid, Inc.(c)	483	24,450
CMS Energy Corp.	411	24,187
Consolidated Edison, Inc.	334	25,932
Dominion Energy, Inc.	336	23,923
DTE Energy Co.	187	20,260
Duke Energy Corp.	255	24,738
Edison International	462	30,159
Entergy Corp.	245	24,583
Essential Utilities, Inc.	544	25,715
Evergy, Inc.	415	26,270
Eversource Energy	318	26,162
Exelon Corp.	568	29,951
FirstEnergy Corp.	673	25,345
Hawaiian Electric Industries, Inc.	596	22,642
IDACORP, Inc.	262	27,410
MDU Resources Group, Inc.	762	20,749
National Fuel Gas Co.	483	27,922
NextEra Energy, Inc.	353	30,633
NiSource, Inc.	1,004	24,608
OGE Energy Corp.	754	25,877
Pinnacle West Capital Corp.	300	19,515
Public Service Enterprise Group, Inc.	416	25,996
	Shares	Value
Utilities-(continued)
Sempra Energy	189	$22,655
Southern Co. (The)	402	24,562
WEC Energy Group, Inc.	280	24,340
Xcel Energy, Inc.	365	23,262
		776,884
Total Common Stocks & Other Equity Interests (Cost $10,361,378)		10,077,129
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $228)	228	228
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $10,361,606)		10,077,357
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.11%
Invesco Private Government Fund, 0.02%(d)(e)(f)	63,972	63,972
Invesco Private Prime Fund, 0.11%(d)(e)(f)	149,224	149,268
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $213,242)		213,240
TOTAL INVESTMENTS IN SECURITIES-102.01% (Cost $10,574,848)		10,290,597
OTHER ASSETS LESS LIABILITIES-(2.01)%		(203,204)
NET ASSETS-100.00%		$10,087,393

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$25,035	$41,682	$(66,489)	$-	$-	$228	$-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	65,535	281,551	(283,114)	-	-	63,972	4*
Invesco Private Prime Fund	152,915	417,454	(421,081)	(2)	(18)	149,268	46*
Total	$243,485	$740,687	$(770,684)	$(2)	$(18)	$213,468	$50

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
November 30, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Enhanced Value ETF (SPVU)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-5.83%
AT&T, Inc.	227,409	$5,191,747
Discovery, Inc., Class C(b)	9,015	204,731
DISH Network Corp., Class A(b)	10,650	332,813
Fox Corp., Class A(c)	11,661	416,414
Lumen Technologies, Inc.	28,523	351,974
ViacomCBS, Inc., Class B	28,737	889,410
		7,387,089
Consumer Discretionary-11.22%
Best Buy Co., Inc.	9,249	988,348
BorgWarner, Inc.	8,331	360,566
D.R. Horton, Inc.	11,967	1,169,176
Dollar Tree, Inc.(b)	8,178	1,094,462
Ford Motor Co.	195,871	3,758,764
General Motors Co.(b)	62,873	3,638,461
Lennar Corp., Class A	12,270	1,288,963
LKQ Corp.	8,473	473,641
Mohawk Industries, Inc.(b)	2,008	337,083
PulteGroup, Inc.	10,214	511,006
Whirlpool Corp.	2,743	597,261
		14,217,731
Consumer Staples-11.09%
Archer-Daniels-Midland Co.	27,776	1,727,945
Conagra Brands, Inc.	15,605	476,733
JM Smucker Co. (The)	3,486	440,874
Kraft Heinz Co. (The)	22,201	746,176
Kroger Co. (The)	36,817	1,529,010
Molson Coors Beverage Co., Class B	5,125	227,755
Tyson Foods, Inc., Class A	14,860	1,173,346
Walgreens Boots Alliance, Inc.	27,653	1,238,854
Walmart, Inc.	46,214	6,499,075
		14,059,768
Energy-4.04%
Baker Hughes Co., Class A	24,822	579,345
Kinder Morgan, Inc.	61,409	949,383
Marathon Petroleum Corp.	25,301	1,539,566
Phillips 66	13,456	930,752
Valero Energy Corp.	16,755	1,121,580
		5,120,626
Financials-40.46%
Aflac, Inc.	18,668	1,010,686
Allstate Corp. (The)	9,194	999,572
American International Group, Inc.	16,002	841,705
Assurant, Inc.	1,425	216,742
Bank of America Corp.	145,596	6,474,654
Bank of New York Mellon Corp. (The)	20,941	1,147,357
Berkshire Hathaway, Inc., Class B(b)	22,857	6,324,303
Capital One Financial Corp.	11,558	1,624,246
Chubb Ltd.	11,445	2,054,034
Cincinnati Financial Corp.	3,595	409,470
Citigroup, Inc.	59,151	3,767,919
Citizens Financial Group, Inc.	10,914	515,905
Comerica, Inc.	3,152	260,135
Everest Re Group Ltd.	1,362	349,190
Fifth Third Bancorp	14,611	615,854
Franklin Resources, Inc.	5,489	177,844
Globe Life, Inc.	2,182	188,830
Goldman Sachs Group, Inc. (The)	8,198	3,123,356
Hartford Financial Services Group, Inc. (The)	9,975	659,347
Huntington Bancshares, Inc.	22,524	334,256
	Shares	Value
Financials-(continued)
Invesco Ltd.(d)	8,715	$194,606
KeyCorp	21,917	491,817
Lincoln National Corp.	6,164	408,858
Loews Corp.	5,606	299,697
M&T Bank Corp.	2,880	422,237
MetLife, Inc.	21,952	1,287,704
Morgan Stanley	31,543	2,990,907
People’s United Financial, Inc.	8,939	152,321
PNC Financial Services Group, Inc. (The)	9,204	1,813,188
Principal Financial Group, Inc.	7,726	529,849
Progressive Corp. (The)	13,718	1,274,951
Prudential Financial, Inc.	14,396	1,472,135
Regions Financial Corp.	21,339	485,462
State Street Corp.	8,473	753,843
Synchrony Financial	8,916	399,348
Travelers Cos., Inc. (The)	6,940	1,019,833
Truist Financial Corp.	28,633	1,698,223
Wells Fargo & Co.	88,767	4,241,287
Zions Bancorporation N.A.	4,014	253,203
		51,284,874
Health Care-17.05%
Anthem, Inc.	9,199	3,736,910
Bio-Rad Laboratories, Inc., Class A(b)	725	546,070
Cardinal Health, Inc.	11,562	534,511
Centene Corp.(b)	31,359	2,239,346
Cigna Corp.	20,769	3,985,571
CVS Health Corp.	71,976	6,410,183
Humana, Inc.	5,091	2,136,744
Laboratory Corp. of America Holdings(b)	3,457	986,386
Quest Diagnostics, Inc.	4,697	698,350
Universal Health Services, Inc., Class B	2,880	341,942
		21,616,013
Industrials-0.85%
C.H. Robinson Worldwide, Inc.	4,154	395,004
Huntington Ingalls Industries, Inc.	1,362	241,768
Quanta Services, Inc.	3,919	445,904
		1,082,676
Information Technology-1.81%
Hewlett Packard Enterprise Co.	51,359	737,002
HP, Inc.	44,088	1,555,424
		2,292,426
Materials-2.56%
Corteva, Inc.	22,947	1,032,615
International Paper Co.	10,787	491,024
Mosaic Co. (The)	14,152	484,281
Nucor Corp.	8,198	871,120
WestRock Co.	8,379	363,565
		3,242,605
Real Estate-0.24%
Kimco Realty Corp.	13,389	300,181
Utilities-4.80%
Consolidated Edison, Inc.	11,555	897,130
Edison International	12,534	818,220
Entergy Corp.	6,398	641,975
Evergy, Inc.	6,728	425,883
Exelon Corp.	33,794	1,781,958
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Enhanced Value ETF (SPVU)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
NRG Energy, Inc.	8,367	$301,379
Sempra Energy	10,152	1,216,920
		6,083,465
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $126,398,785)		126,687,454
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.34%
Invesco Private Government Fund, 0.02%(d)(e)(f)	130,727	130,727
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	304,939	$305,031
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $435,758)		435,758
TOTAL INVESTMENTS IN SECURITIES-100.29% (Cost $126,834,543)		127,123,212
OTHER ASSETS LESS LIABILITIES-(0.29)%		(365,973)
NET ASSETS-100.00%		$126,757,239

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Invesco Ltd.	$249,301	$-	$(27,848)	$(27,234)	$387	$194,606	$1,496
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	918,204	(918,204)	-	-	-	6
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,602	669,450	(561,325)	-	-	130,727	3*
Invesco Private Prime Fund	49,691	1,273,008	(1,017,640)	-	(28)	305,031	41*
Total	$321,594	$2,860,662	$(2,525,017)	$(27,234)	$359	$630,364	$1,546

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-2.46%
AT&T, Inc.	22,496	$513,583
Verizon Communications, Inc.	14,299	718,811
		1,232,394
Consumer Discretionary-8.16%
AutoZone, Inc.(b)	251	456,085
Garmin Ltd.	3,264	435,874
Home Depot, Inc. (The)	1,455	582,887
McDonald’s Corp.	2,678	655,039
O’Reilly Automotive, Inc.(b)	806	514,357
Starbucks Corp.	4,073	446,564
Target Corp.	1,825	445,008
Yum! Brands, Inc.	4,507	553,640
		4,089,454
Consumer Staples-10.97%
Altria Group, Inc.	10,141	432,412
Archer-Daniels-Midland Co.	7,068	439,700
Campbell Soup Co.	11,593	467,546
Coca-Cola Co. (The)	11,428	599,399
Conagra Brands, Inc.	15,738	480,796
JM Smucker Co. (The)	3,914	495,004
Kellogg Co.	8,835	540,525
Kraft Heinz Co. (The)	12,843	431,653
McCormick & Co., Inc.	7,452	639,531
Monster Beverage Corp.(b)	5,543	464,392
Philip Morris International, Inc.	5,949	511,257
		5,502,215
Financials-13.34%
Allstate Corp. (The)	4,752	516,637
Aon PLC, Class A	1,538	454,894
Arthur J. Gallagher & Co.	3,381	550,765
Assurant, Inc.	3,075	467,708
Berkshire Hathaway, Inc., Class B(b)	2,210	611,485
BlackRock, Inc.	476	430,594
Brown & Brown, Inc.	8,245	531,061
Intercontinental Exchange, Inc.	4,432	579,351
Marsh & McLennan Cos., Inc.	3,802	623,604
Moody’s Corp.	1,301	508,223
Nasdaq, Inc.	2,509	509,904
Progressive Corp. (The)	4,988	463,585
Travelers Cos., Inc. (The)	3,011	442,466
		6,690,277
Health Care-15.58%
Abbott Laboratories	3,882	488,239
AbbVie, Inc.	3,956	456,048
Agilent Technologies, Inc.	3,264	492,538
Amgen, Inc.	2,418	480,892
Becton, Dickinson and Co.	2,315	548,979
Bristol-Myers Squibb Co.	8,846	474,411
Cooper Cos., Inc. (The)	1,099	413,740
IQVIA Holdings, Inc.(b)	1,905	493,643
Johnson & Johnson	4,323	674,085
Laboratory Corp. of America Holdings(b)	1,692	482,778
Merck & Co., Inc.	6,058	453,805
Pfizer, Inc.	9,434	506,889
Quest Diagnostics, Inc.	3,597	534,802
Stryker Corp.	1,741	411,973
	Shares	Value
Health Care-(continued)
UnitedHealth Group, Inc.	1,060	$470,873
Waters Corp.(b)	1,297	425,507
		7,809,202
Industrials-24.50%
3M Co.	3,018	513,181
AMETEK, Inc.	3,780	515,970
C.H. Robinson Worldwide, Inc.	5,026	477,922
CSX Corp.	13,172	456,541
Dover Corp.	2,927	479,589
Eaton Corp. PLC	2,707	438,696
Expeditors International of Washington, Inc.	4,247	516,520
Fastenal Co.	8,501	503,004
Fortive Corp.	6,034	445,732
General Dynamics Corp.	2,734	516,644
Honeywell International, Inc.	2,181	441,085
IDEX Corp.	2,159	484,890
Illinois Tool Works, Inc.(c)	2,487	577,357
Johnson Controls International PLC	6,217	464,783
L3Harris Technologies, Inc.	2,174	454,540
Lockheed Martin Corp.	1,498	499,313
Norfolk Southern Corp.	1,627	431,594
Northrop Grumman Corp.	1,405	490,064
Republic Services, Inc.	4,604	608,925
Rockwell Automation, Inc.	1,384	465,301
Roper Technologies, Inc.	1,131	524,954
Stanley Black & Decker, Inc.	2,472	432,007
Union Pacific Corp.	2,039	480,470
Waste Management, Inc.	3,973	638,342
Xylem, Inc.	3,524	426,792
		12,284,216
Information Technology-11.20%
Accenture PLC, Class A	1,519	542,891
Amphenol Corp., Class A	6,228	501,852
Automatic Data Processing, Inc.	2,384	550,442
Broadridge Financial Solutions, Inc.	3,080	519,196
Cisco Systems, Inc.	9,612	527,122
Cognizant Technology Solutions Corp., Class A	5,879	458,444
Keysight Technologies, Inc.(b)	2,528	491,646
Microsoft Corp.	1,497	494,893
Motorola Solutions, Inc.	2,122	537,248
Oracle Corp.	4,911	445,624
Paychex, Inc.	4,567	544,386
		5,613,744
Materials-4.66%
Amcor PLC	38,543	436,307
Ecolab, Inc.	1,943	430,316
Linde PLC (United Kingdom)	1,492	474,665
Packaging Corp. of America	3,420	446,618
Sherwin-Williams Co. (The)	1,654	547,871
		2,335,777
Real Estate-0.90%
AvalonBay Communities, Inc.	1,890	451,464
Utilities-8.13%
Dominion Energy, Inc.	7,442	529,870
DTE Energy Co.	5,045	546,575
Edison International	7,344	479,416
Exelon Corp.	10,063	530,622
FirstEnergy Corp.	11,954	450,188
PPL Corp.	18,347	510,597
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	8,810	$550,537
Sempra Energy	4,010	480,679
		4,078,484
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $45,053,559)		50,087,227
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.07%
Invesco Private Government Fund, 0.02%(d)(e)(f)	161,182	161,182
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	375,979	$376,091
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $537,273)		537,273
TOTAL INVESTMENTS IN SECURITIES-100.97% (Cost $45,590,832)		50,624,500
OTHER ASSETS LESS LIABILITIES-(0.97)%		(485,683)
NET ASSETS-100.00%		$50,138,817

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$133,597	$(133,597)	$-	$-	$-	$1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	112,764	786,427	(738,009)	-	-	161,182	4*
Invesco Private Prime Fund	262,366	1,818,440	(1,704,715)	-	-	376,091	58*
Total	$375,130	$2,738,464	$(2,576,321)	$-	$-	$537,273	$63

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Beta ETF (SPHB)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-3.56%
Live Nation Entertainment, Inc.(b)(c)	125,614	$13,396,733
Match Group, Inc.(b)	105,630	13,730,844
Meta Platforms, Inc., Class A(b)	42,632	13,832,379
Twitter, Inc.(b)(c)	323,425	14,211,294
		55,171,250
Consumer Discretionary-17.24%
Aptiv PLC(b)	87,414	14,016,835
Bath & Body Works, Inc.	214,137	16,088,113
Booking Holdings, Inc.(b)	6,146	12,917,970
Caesars Entertainment, Inc.(b)	211,066	19,010,715
Carnival Corp.(b)(c)	752,463	13,258,398
Etsy, Inc.(b)(c)	59,786	16,416,040
Expedia Group, Inc.(b)	79,550	12,814,709
Gap, Inc. (The)(c)	788,601	13,035,574
Marriott International, Inc., Class A(b)	89,618	13,224,032
MGM Resorts International	347,268	13,744,867
Mohawk Industries, Inc.(b)	83,610	14,035,611
Norwegian Cruise Line Holdings Ltd.(b)(c)	677,347	13,215,040
Penn National Gaming, Inc.(b)(c)	402,865	20,638,774
PVH Corp.	149,892	16,005,468
Ross Stores, Inc.	128,888	14,060,392
Royal Caribbean Cruises Ltd.(b)(c)	171,421	11,968,614
Tesla, Inc.(b)	16,917	19,365,905
Wynn Resorts Ltd.(b)(c)	163,356	13,233,470
		267,050,527
Energy-11.46%
APA Corp.	639,054	16,468,422
Devon Energy Corp.	393,664	16,557,508
Diamondback Energy, Inc.	163,518	17,452,276
Halliburton Co.	628,582	13,571,085
Hess Corp.	170,313	12,691,725
Marathon Oil Corp.	1,070,809	16,586,831
Marathon Petroleum Corp.	236,374	14,383,358
Occidental Petroleum Corp.	577,457	17,121,600
ONEOK, Inc.	247,809	14,828,890
Phillips 66	178,681	12,359,365
Schlumberger N.V.	449,463	12,890,599
Valero Energy Corp.	189,490	12,684,461
		177,596,120
Financials-13.23%
Ameriprise Financial, Inc.	50,607	14,655,787
BlackRock, Inc.	15,407	13,937,326
Citizens Financial Group, Inc.	294,793	13,934,865
Discover Financial Services	137,058	14,781,705
Franklin Resources, Inc.	458,558	14,857,279
Invesco Ltd.(d)	749,381	16,733,678
Lincoln National Corp.	246,566	16,354,723
Principal Financial Group, Inc.	215,072	14,749,638
Regions Financial Corp.	606,782	13,804,290
State Street Corp.	144,595	12,864,617
SVB Financial Group(b)	21,344	14,777,092
Synchrony Financial	331,483	14,847,124
T. Rowe Price Group, Inc.	70,683	14,133,066
Zions Bancorporation N.A.	229,304	14,464,496
		204,895,686
	Shares	Value
Health Care-1.84%
Align Technology, Inc.(b)	24,427	$14,937,843
Bio-Techne Corp.	28,811	13,599,657
		28,537,500
Industrials-7.03%
Alaska Air Group, Inc.(b)	247,081	12,000,725
Boeing Co. (The)(b)	74,119	14,664,444
Cintas Corp.	32,242	13,612,250
Generac Holdings, Inc.(b)	34,288	14,443,477
Howmet Aerospace, Inc.	462,324	13,005,174
Textron, Inc.	199,145	14,099,466
United Airlines Holdings, Inc.(b)(c)	298,466	12,613,173
United Rentals, Inc.(b)	42,734	14,475,715
		108,914,424
Information Technology-38.93%
Advanced Micro Devices, Inc.(b)	104,813	16,599,235
Analog Devices, Inc.	82,650	14,897,662
ANSYS, Inc.(b)	40,680	15,925,406
Apple, Inc.	98,296	16,248,329
Applied Materials, Inc.	151,160	22,249,240
Autodesk, Inc.(b)	48,508	12,330,248
Broadcom, Inc.	28,809	15,950,967
Cadence Design Systems, Inc.(b)	85,535	15,179,041
CDW Corp.	75,598	14,315,237
DXC Technology Co.(b)	438,841	13,160,842
Enphase Energy, Inc.(b)	86,120	21,530,000
Fortinet, Inc.(b)	42,456	14,100,062
Global Payments, Inc.	105,680	12,580,147
Intuit, Inc.	23,998	15,653,895
IPG Photonics Corp.(b)	88,369	14,509,306
KLA Corp.	51,162	20,880,747
Lam Research Corp.	36,242	24,639,124
Mastercard, Inc., Class A	40,480	12,747,962
Microchip Technology, Inc.	264,427	22,061,145
Micron Technology, Inc.	251,455	21,122,220
Monolithic Power Systems, Inc.	34,916	19,324,609
NVIDIA Corp.	58,451	19,099,449
NXP Semiconductors N.V. (China)	93,487	20,881,256
Paycom Software, Inc.(b)	33,493	14,652,518
PayPal Holdings, Inc.(b)	82,289	15,214,413
PTC, Inc.(b)	140,770	15,425,577
Qorvo, Inc.(b)	128,120	18,734,988
QUALCOMM, Inc.	106,844	19,291,753
Skyworks Solutions, Inc.	114,692	17,394,189
Synopsys, Inc.(b)	47,286	16,124,526
Teradyne, Inc.	158,176	24,180,365
Texas Instruments, Inc.	84,506	16,256,419
Trimble, Inc.(b)	189,478	16,270,476
Western Digital Corp.(b)	331,521	19,175,175
Zebra Technologies Corp., Class A(b)	24,341	14,331,494
		603,038,022
Materials-3.99%
Albemarle Corp.	60,159	16,031,772
Freeport-McMoRan, Inc.	518,938	19,242,221
LyondellBasell Industries N.V., Class A	148,933	12,976,532
Mosaic Co. (The)	394,724	13,507,455
		61,757,980
Real Estate-2.64%
Host Hotels & Resorts, Inc.(b)	793,267	12,454,292
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Kimco Realty Corp.	610,274	$13,682,343
Simon Property Group, Inc.	96,251	14,711,003
		40,847,638
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $1,533,157,829)		1,547,809,147
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.77%
Invesco Private Government Fund, 0.02%(d)(e)(f)	26,710,883	26,710,883
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	62,760,343	$62,779,170
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $89,493,628)		89,490,053
TOTAL INVESTMENTS IN SECURITIES-105.69% (Cost $1,622,651,457)		1,637,299,200
OTHER ASSETS LESS LIABILITIES-(5.69)%		(88,216,562)
NET ASSETS-100.00%		$1,549,082,638

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Invesco Ltd.	$15,462,443	$8,208,890	$(4,808,650)	$(2,535,392)	$406,387	$16,733,678	$93,447
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	3,261,464	(3,261,464)	-	-	-	16
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,945,466	96,702,405	(91,936,988)	-	-	26,710,883	1,269*
Invesco Private Prime Fund	51,206,086	206,267,088	(194,686,277)	(3,576)	(4,151)	62,779,170	15,475*
Total	$88,613,995	$314,439,847	$(294,693,379)	$(2,538,968)	$402,236	$106,223,731	$110,207

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-7.96%
AT&T, Inc.	3,177,382	$72,539,631
Interpublic Group of Cos., Inc. (The)	1,377,241	45,710,629
Omnicom Group, Inc.(b)	702,160	47,262,389
Verizon Communications, Inc.	1,200,263	60,337,221
		225,849,870
Consumer Discretionary-4.37%
Hasbro, Inc.(b)	468,328	45,385,667
Leggett & Platt, Inc.(b)	970,393	39,194,173
Newell Brands, Inc.	1,843,008	39,569,382
		124,149,222
Consumer Staples-18.36%
Altria Group, Inc.	1,883,174	80,298,539
Campbell Soup Co.(b)	1,069,521	43,133,782
Coca-Cola Co. (The)	809,307	42,448,152
Conagra Brands, Inc.	1,252,284	38,257,276
General Mills, Inc.	839,367	51,847,700
Kellogg Co.	844,046	51,638,734
Kimberly-Clark Corp.	366,269	47,728,514
Kraft Heinz Co. (The)	1,504,543	50,567,690
Philip Morris International, Inc.	742,051	63,771,863
Walgreens Boots Alliance, Inc.(b)	1,148,874	51,469,555
		521,161,805
Energy-9.11%
Chevron Corp.	758,418	85,602,640
Kinder Morgan, Inc.(b)	5,033,115	77,811,958
Williams Cos., Inc. (The)	3,554,484	95,224,626
		258,639,224
Financials-4.26%
Prudential Financial, Inc.	664,120	67,912,911
Truist Financial Corp.(b)	895,621	53,119,282
		121,032,193
Health Care-11.37%
AbbVie, Inc.	561,602	64,741,479
Bristol-Myers Squibb Co.	619,175	33,206,355
Cardinal Health, Inc.	864,901	39,984,373
Gilead Sciences, Inc.	880,270	60,677,011
Merck & Co., Inc.	638,454	47,826,589
Pfizer, Inc.	1,420,004	76,296,815
		322,732,622
Industrials-1.34%
3M Co.(b)	222,798	37,884,572
Information Technology-8.72%
Broadcom, Inc.	91,716	50,781,315
Hewlett Packard Enterprise Co.(b)	3,511,512	50,390,197
	Shares	Value
Information Technology-(continued)
International Business Machines Corp.(b)	474,293	$55,539,710
Juniper Networks, Inc.	1,595,607	49,671,246
Western Union Co. (The)(b)	2,603,323	41,184,570
		247,567,038
Materials-5.71%
Amcor PLC	5,432,778	61,499,047
Dow, Inc.	1,110,022	60,973,508
International Paper Co.	869,077	39,560,385
		162,032,940
Real Estate-9.01%
Equity Residential	556,658	47,488,494
Healthpeak Properties, Inc.	1,669,050	54,844,983
Iron Mountain, Inc.(b)	2,028,875	92,192,080
Realty Income Corp.	899,417	61,088,403
		255,613,960
Utilities-19.67%
Consolidated Edison, Inc.	871,199	67,639,890
Dominion Energy, Inc.	768,081	54,687,367
Duke Energy Corp.	562,873	54,604,310
Edison International(b)	1,205,205	78,675,782
Entergy Corp.(b)	554,966	55,685,289
NiSource, Inc.	2,094,075	51,325,778
Pinnacle West Capital Corp.(b)	712,376	46,340,059
PPL Corp.	3,163,971	88,053,313
Southern Co. (The)	1,004,697	61,386,987
		558,398,775
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $2,825,853,558)		2,835,062,221
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.38%
Invesco Private Government Fund, 0.02%(c)(d)(e)	20,231,400	20,231,400
Invesco Private Prime Fund, 0.11%(c)(d)(e)	47,192,527	47,206,684
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,440,074)		67,438,084
TOTAL INVESTMENTS IN SECURITIES-102.26% (Cost $2,893,293,632)		2,902,500,305
OTHER ASSETS LESS LIABILITIES-(2.26)%		(64,045,967)
NET ASSETS-100.00%		$2,838,454,338
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)—(continued)
November 30, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$18,179,750	$(18,179,750)	$-	$-	$-	$100
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,226,639	42,041,995	(41,037,234)	-	-	20,231,400	932*
Invesco Private Prime Fund	44,862,158	100,060,176	(97,711,453)	(1,991)	(2,206)	47,206,684	11,477*
Total	$64,088,797	$160,281,921	$(156,928,437)	$(1,991)	$(2,206)	$67,438,084	$12,509

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Low Volatility ETF (SPLV)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-2.26%
AT&T, Inc.(b)	3,308,911	$75,542,438
Verizon Communications, Inc.(b)	2,103,129	105,724,295
		181,266,733
Consumer Discretionary-5.19%
Dollar General Corp.(b)	341,006	75,464,628
Home Depot, Inc. (The)	214,679	86,002,554
McDonald’s Corp.	394,168	96,413,493
O’Reilly Automotive, Inc.(c)	119,021	75,954,441
Yum! Brands, Inc.	662,913	81,432,233
		415,267,349
Consumer Staples-20.52%
Brown-Forman Corp., Class B	1,075,217	75,652,268
Church & Dwight Co., Inc.(b)	992,761	88,732,978
Coca-Cola Co. (The)	1,680,769	88,156,334
Colgate-Palmolive Co.	1,322,744	99,232,255
Conagra Brands, Inc.(b)	2,314,883	70,719,676
Costco Wholesale Corp.(b)	174,038	93,872,616
General Mills, Inc.	1,264,863	78,130,587
Hershey Co. (The)	576,273	102,282,695
Hormel Foods Corp.(b)	1,726,097	71,460,416
JM Smucker Co. (The)(b)	575,670	72,804,985
Kellogg Co.	1,299,468	79,501,452
Kimberly-Clark Corp.	672,046	87,574,314
McCormick & Co., Inc.(b)	1,096,124	94,069,362
Mondelez International, Inc., Class A	1,630,234	96,085,992
Monster Beverage Corp.(c)	815,299	68,305,750
PepsiCo, Inc.	665,910	106,399,100
Philip Morris International, Inc.	875,170	75,212,110
Procter & Gamble Co. (The)	720,199	104,126,371
Walmart, Inc.	644,971	90,702,272
		1,643,021,533
Financials-8.14%
Allstate Corp. (The)	698,915	75,986,039
Arthur J. Gallagher & Co.	497,721	81,078,751
Berkshire Hathaway, Inc., Class B(b)(c)	325,176	89,972,948
Brown & Brown, Inc.	1,212,675	78,108,397
Intercontinental Exchange, Inc.	652,431	85,285,780
Marsh & McLennan Cos., Inc.	558,929	91,675,535
Moody’s Corp.	192,146	75,059,913
Nasdaq, Inc.	368,197	74,828,676
		651,996,039
Health Care-11.62%
Abbott Laboratories	570,978	71,811,903
Agilent Technologies, Inc.	480,069	72,442,412
Amgen, Inc.	355,662	70,734,059
Baxter International, Inc.	1,048,306	78,172,178
Becton, Dickinson and Co.	340,413	80,725,539
Bristol-Myers Squibb Co.	1,301,146	69,780,460
Cerner Corp.(b)	1,209,216	85,189,267
Gilead Sciences, Inc.	1,178,239	81,216,014
Johnson & Johnson	635,786	99,138,111
Merck & Co., Inc.	891,448	66,778,370
Quest Diagnostics, Inc.(b)	529,211	78,683,091
Zoetis, Inc.	340,594	75,625,492
		930,296,896
Industrials-14.38%
3M Co.(b)	443,844	75,471,234
AMETEK, Inc.	555,881	75,877,756
	Shares	Value
Industrials-(continued)
Dover Corp.	431,053	$70,628,034
Expeditors International of Washington, Inc.	623,377	75,815,111
Fastenal Co.(b)	1,250,375	73,984,689
General Dynamics Corp.	402,235	76,010,348
IDEX Corp.	317,467	71,299,913
Illinois Tool Works, Inc.(b)	365,726	84,903,291
Lockheed Martin Corp.	220,377	73,456,062
Northrop Grumman Corp.	206,648	72,078,822
Otis Worldwide Corp.	882,144	70,924,378
Republic Services, Inc.	677,041	89,545,443
Roper Technologies, Inc.	166,333	77,203,462
Union Pacific Corp.	300,054	70,704,724
Waste Management, Inc.	584,296	93,878,838
		1,151,782,105
Information Technology-8.71%
Accenture PLC, Class A	223,691	79,947,163
Amphenol Corp., Class A(b)	914,960	73,727,477
Automatic Data Processing, Inc.	350,822	81,001,292
Broadridge Financial Solutions, Inc.	453,450	76,438,067
Cisco Systems, Inc.(b)	1,413,713	77,528,021
Microsoft Corp.	220,244	72,810,464
Motorola Solutions, Inc.	312,312	79,071,152
Paychex, Inc.	672,185	80,124,452
VeriSign, Inc.(c)	319,565	76,666,839
		697,314,927
Materials-1.88%
Linde PLC (United Kingdom)	219,388	69,796,098
Sherwin-Williams Co. (The)	243,158	80,543,656
		150,339,754
Real Estate-7.72%
Alexandria Real Estate Equities, Inc.(b)	398,384	79,704,687
American Tower Corp.	273,353	71,749,695
Crown Castle International Corp.	431,255	78,337,471
Duke Realty Corp.	1,384,975	80,785,592
Mid-America Apartment Communities, Inc.	393,933	81,248,681
Prologis, Inc.	509,952	76,875,264
Public Storage	237,064	77,610,012
Realty Income Corp.	1,060,481	72,027,870
		618,339,272
Utilities-19.54%
Alliant Energy Corp.	1,442,420	79,030,192
Ameren Corp.	987,687	80,585,382
American Electric Power Co., Inc.	1,077,750	87,351,637
American Water Works Co., Inc.	428,808	72,284,165
CMS Energy Corp.	1,345,068	79,157,252
Consolidated Edison, Inc.(b)	1,071,678	83,205,080
Dominion Energy, Inc.	1,094,494	77,927,973
DTE Energy Co.	742,028	80,391,314
Duke Energy Corp.(b)	883,170	85,676,322
Entergy Corp.	709,425	71,183,704
Evergy, Inc.	1,219,986	77,225,114
Eversource Energy(b)	892,783	73,449,257
Exelon Corp.	1,479,374	78,007,391
NiSource, Inc.(b)	2,894,395	70,941,621
PPL Corp.	2,698,748	75,106,157
Public Service Enterprise Group, Inc.	1,295,993	80,986,603
Sempra Energy	589,799	70,699,206
Southern Co. (The)	1,420,590	86,798,049
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	875,183	$76,079,658
Xcel Energy, Inc.	1,241,138	79,097,725
		1,565,183,802
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $7,941,871,384)		8,004,808,410
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.84%
Invesco Private Government Fund, 0.02%(d)(e)(f)	20,231,419	20,231,419
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	47,192,487	$47,206,644
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,440,006)		67,438,063
TOTAL INVESTMENTS IN SECURITIES-100.80% (Cost $8,009,311,390)		8,072,246,473
OTHER ASSETS LESS LIABILITIES-(0.80)%		(64,365,602)
NET ASSETS-100.00%		$8,007,880,871

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$31,133,866	$(31,133,866)	$-	$-	$-	$278
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,232,687	84,607,796	(84,609,064)	-	-	20,231,419	940*
Invesco Private Prime Fund	47,209,603	176,877,664	(176,876,368)	(1,944)	(2,311)	47,206,644	11,456*
Total	$67,442,290	$292,619,326	$(292,619,298)	$(1,944)	$(2,311)	$67,438,063	$12,674

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Minimum Variance ETF (SPMV)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-4.54%
Alphabet, Inc., Class C(b)	118	$336,187
AT&T, Inc.	1,584	36,163
Electronic Arts, Inc.	1,004	124,717
T-Mobile US, Inc.(b)	2,134	232,200
Verizon Communications, Inc.	9,461	475,604
		1,204,871
Consumer Discretionary-9.34%
Amazon.com, Inc.(b)	154	540,089
Home Depot, Inc. (The)	1,111	445,078
McDonald’s Corp.	1,839	449,819
NIKE, Inc., Class B	3,294	557,476
TJX Cos., Inc. (The)	7,027	487,674
		2,480,136
Consumer Staples-10.50%
Coca-Cola Co. (The)	2,786	146,126
Colgate-Palmolive Co.	5,615	421,237
Conagra Brands, Inc.	3,350	102,343
General Mills, Inc.	6,070	374,944
Hershey Co. (The)	299	53,070
Hormel Foods Corp.	4,158	172,141
Kellogg Co.	619	37,870
Kimberly-Clark Corp.	1,656	215,793
McCormick & Co., Inc.	2,287	196,270
Mondelez International, Inc., Class A	8,052	474,585
Monster Beverage Corp.(b)	631	52,865
Procter & Gamble Co. (The)	3,741	540,874
		2,788,118
Energy-0.23%
Exxon Mobil Corp.	1,043	62,413
Financials-11.32%
Aon PLC, Class A	1,781	526,766
Bank of America Corp.	4,810	213,901
Berkshire Hathaway, Inc., Class B(b)	1,944	537,885
Chubb Ltd.	2,992	536,974
JPMorgan Chase & Co.	255	40,502
Marsh & McLennan Cos., Inc.	3,359	550,943
Progressive Corp. (The)	5,790	538,123
Travelers Cos., Inc. (The)	432	63,483
		3,008,577
Health Care-17.55%
Abbott Laboratories	3,615	454,659
Becton, Dickinson and Co.	127	30,117
Bristol-Myers Squibb Co.	332	17,805
Cerner Corp.	2,870	202,191
CVS Health Corp.	534	47,558
Edwards Lifesciences Corp.(b)	2,628	282,011
Eli Lilly and Co.	1,447	358,914
Humana, Inc.	115	48,267
Incyte Corp.(b)	2,758	186,772
Intuitive Surgical, Inc.(b)	289	93,734
Johnson & Johnson	3,227	503,186
Laboratory Corp. of America Holdings(b)	803	229,120
Medtronic PLC	3,502	373,663
Merck & Co., Inc.	6,268	469,536
Organon & Co.	603	17,626
Regeneron Pharmaceuticals, Inc.(b)	267	169,953
Stryker Corp.	794	187,884
	Shares	Value
Health Care-(continued)
UnitedHealth Group, Inc.	1,337	$593,922
Vertex Pharmaceuticals, Inc.(b)	2,120	396,313
		4,663,231
Industrials-5.05%
Republic Services, Inc.	2,692	356,044
Rollins, Inc.	3,035	101,005
Verisk Analytics, Inc.	1,439	323,588
Waste Management, Inc.	3,490	560,738
		1,341,375
Information Technology-26.06%
Accenture PLC, Class A	1,575	562,905
Adobe, Inc.(b)	818	547,937
Advanced Micro Devices, Inc.(b)	667	105,633
Akamai Technologies, Inc.(b)	725	81,708
Analog Devices, Inc.	489	88,142
Apple, Inc.	3,418	564,995
Automatic Data Processing, Inc.	904	208,725
Cisco Systems, Inc.	2,332	127,887
Citrix Systems, Inc.	1,293	103,996
Cognizant Technology Solutions Corp., Class A	2,148	167,501
Global Payments, Inc.	1,089	129,635
Intel Corp.	6,499	319,751
Intuit, Inc.	950	619,685
Micron Technology, Inc.	250	21,000
Microsoft Corp.	1,823	602,666
NVIDIA Corp.	829	270,884
Oracle Corp.	1,135	102,990
QUALCOMM, Inc.	3,777	681,975
salesforce.com, inc.(b)	991	282,395
Texas Instruments, Inc.	2,831	544,599
Tyler Technologies, Inc.(b)	564	292,705
VeriSign, Inc.(b)	1,332	319,560
Visa, Inc., Class A(c)	911	176,524
		6,923,798
Materials-2.05%
Corteva, Inc.	3,486	156,870
Newmont Corp.	7,038	386,527
		543,397
Real Estate-6.05%
American Tower Corp.	1,834	481,388
Crown Castle International Corp.	2,862	519,882
Digital Realty Trust, Inc.	1,402	235,172
Prologis, Inc.	1,333	200,950
Public Storage	517	169,255
		1,606,647
Utilities-7.16%
Ameren Corp.	900	73,431
American Electric Power Co., Inc.	453	36,715
Dominion Energy, Inc.	3,664	260,877
Duke Energy Corp.	725	70,332
Eversource Energy	1,193	98,148
NextEra Energy, Inc.	6,347	550,793
Public Service Enterprise Group, Inc.	5,499	343,632
Sempra Energy	208	24,933
Southern Co. (The)	5,237	319,981
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Minimum Variance ETF (SPMV)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	345	$29,991
Xcel Energy, Inc.	1,479	94,257
		1,903,090
Total Common Stocks & Other Equity Interests (Cost $23,800,702)		26,525,653
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $16,327)	16,327	16,327
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $23,817,029)		26,541,980
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.68%
Invesco Private Government Fund, 0.02%(d)(e)(f)	53,234	$53,234
Invesco Private Prime Fund, 0.11%(d)(e)(f)	127,119	127,157
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $180,391)		180,391
TOTAL INVESTMENTS IN SECURITIES-100.59% (Cost $23,997,420)		26,722,371
OTHER ASSETS LESS LIABILITIES-(0.59)%		(157,624)
NET ASSETS-100.00%		$26,564,747

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,106	$100,747	$(98,526)	$-	$-	$16,327	$1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	145,158	219,934	(311,858)	-	-	53,234	2*
Invesco Private Prime Fund	337,735	503,656	(714,200)	-	(34)	127,157	27*
Total	$496,999	$824,337	$(1,124,584)	$-	$(34)	$196,718	$30

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Momentum ETF (SPMO)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-18.29%
Alphabet, Inc., Class A(b)	3,378	$9,586,595
Alphabet, Inc., Class C(b)	3,365	9,587,020
Interpublic Group of Cos., Inc. (The)	6,821	226,389
News Corp., Class A	6,844	147,967
News Corp., Class B	1,882	40,557
		19,588,528
Consumer Discretionary-13.88%
Aptiv PLC(b)	5,149	825,642
Bath & Body Works, Inc.	7,306	548,900
Caesars Entertainment, Inc.(b)	4,121	371,178
Darden Restaurants, Inc.	1,750	241,413
Expedia Group, Inc.(b)	1,807	291,090
Ford Motor Co.	62,104	1,191,776
Garmin Ltd.	2,661	355,350
General Motors Co.(b)	26,853	1,553,983
LKQ Corp.	3,856	215,550
MGM Resorts International	6,293	249,077
Mohawk Industries, Inc.(b)	1,203	201,948
NIKE, Inc., Class B	17,867	3,023,811
Starbucks Corp.	17,355	1,902,802
Tapestry, Inc.	7,684	308,282
Target Corp.	12,874	3,139,196
Yum! Brands, Inc.	3,610	443,452
		14,863,450
Consumer Staples-1.05%
Estee Lauder Cos., Inc. (The), Class A	3,387	1,124,721
Energy-0.71%
Devon Energy Corp.	9,413	395,911
ONEOK, Inc.	6,086	364,186
		760,097
Financials-23.23%
American Express Co.	8,506	1,295,464
Ameriprise Financial, Inc.	1,561	452,066
Berkshire Hathaway, Inc., Class B(b)	23,742	6,569,174
Capital One Financial Corp.	11,270	1,583,773
Charles Schwab Corp. (The)	28,687	2,220,087
Discover Financial Services	7,099	765,627
Fifth Third Bancorp	8,775	369,866
First Republic Bank	2,691	564,195
Goldman Sachs Group, Inc. (The)	6,689	2,548,442
Invesco Ltd.(c)	7,334	163,768
Morgan Stanley	29,244	2,772,916
PNC Financial Services Group, Inc. (The)	5,730	1,128,810
Raymond James Financial, Inc.	3,348	329,075
SVB Financial Group(b)	1,335	924,261
Synchrony Financial	10,161	455,111
Wells Fargo & Co.	57,105	2,728,477
		24,871,112
Health Care-7.75%
Agilent Technologies, Inc.	4,930	743,937
Align Technology, Inc.(b)	1,062	649,445
Charles River Laboratories International, Inc.(b)	1,064	389,286
HCA Healthcare, Inc.	4,313	972,970
IDEXX Laboratories, Inc.(b)	1,064	646,986
IQVIA Holdings, Inc.(b)	2,407	623,726
Mettler-Toledo International, Inc.(b)	301	455,753
	Shares	Value
Health Care-(continued)
Moderna, Inc.(b)	9,689	$3,414,694
Waters Corp.(b)	1,228	402,870
		8,299,667
Industrials-14.65%
Carrier Global Corp.	18,076	978,273
Copart, Inc.(b)	2,747	398,755
Deere & Co.	6,333	2,188,305
Dover Corp.	2,427	397,664
Eaton Corp. PLC	7,082	1,147,709
Emerson Electric Co.	8,218	721,869
Expeditors International of Washington, Inc.	2,438	296,510
FedEx Corp.	2,901	668,303
Generac Holdings, Inc.(b)	1,379	580,890
General Electric Co.	18,179	1,726,823
Honeywell International, Inc.	9,517	1,924,718
Howmet Aerospace, Inc.	6,327	177,978
Johnson Controls International PLC	16,125	1,205,505
Parker-Hannifin Corp.	1,845	557,301
Pentair PLC	2,780	204,858
Quanta Services, Inc.	3,404	387,307
Robert Half International, Inc.	1,725	191,768
Textron, Inc.	3,547	251,128
Trane Technologies PLC	4,875	909,919
United Rentals, Inc.(b)	1,084	367,194
Xylem, Inc.	3,380	409,352
		15,692,129
Information Technology-13.93%
Applied Materials, Inc.	13,990	2,059,188
Automatic Data Processing, Inc.	6,735	1,555,044
DXC Technology Co.(b)	3,741	112,193
Enphase Energy, Inc.(b)	2,317	579,250
Fortinet, Inc.(b)	2,208	733,299
Gartner, Inc.(b)	1,750	546,437
HP, Inc.	15,480	546,134
Intuit, Inc.	3,882	2,532,229
Keysight Technologies, Inc.(b)	2,681	521,401
Motorola Solutions, Inc.	2,700	683,586
NetApp, Inc.	2,940	261,307
Oracle Corp.	22,623	2,052,811
Paychex, Inc.	5,641	672,407
Seagate Technology Holdings PLC	3,397	348,770
TE Connectivity Ltd.	5,077	781,503
Trimble, Inc.(b)	4,186	359,452
Zebra Technologies Corp., Class A(b)	965	568,173
		14,913,184
Materials-3.53%
Albemarle Corp.	2,065	550,302
Avery Dennison Corp.	1,571	322,165
Freeport-McMoRan, Inc.	33,636	1,247,223
International Paper Co.	5,434	247,356
Martin Marietta Materials, Inc.	843	340,159
Mosaic Co. (The)	5,302	181,434
Nucor Corp.	7,290	774,635
Sealed Air Corp.	1,851	114,984
		3,778,258
Real Estate-2.84%
CBRE Group, Inc., Class A(b)	6,496	620,823
Extra Space Storage, Inc.	2,380	476,000
Mid-America Apartment Communities, Inc.	2,155	444,469
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Momentum ETF (SPMO)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Public Storage	2,599	$850,860
Simon Property Group, Inc.	4,212	643,762
		3,035,914
Total Common Stocks & Other Equity Interests (Cost $105,911,715)		106,927,060
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $82,223)	82,223	82,223
TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $105,993,938)		107,009,283
OTHER ASSETS LESS LIABILITIES-0.06%		66,003
NET ASSETS-100.00%		$107,075,286
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Invesco Ltd.	$-	$193,802	$(1,998)	$(27,912)	$(124)	$163,768	$1,261
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	24,856	590,568	(533,201)	-	-	82,223	3
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	303,350	(303,350)	-	-	-	1*
Invesco Private Prime Fund	-	705,132	(705,132)	-	-	-	11*
Total	$24,856	$1,792,852	$(1,543,681)	$(27,912)	$(124)	$245,991	$1,276

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 QVM Multi-factor ETF (QVML)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-10.63%
Activision Blizzard, Inc.	18,419	$1,079,353
Alphabet, Inc., Class C(b)	13,546	38,593,096
AT&T, Inc.	163,899	3,741,814
Charter Communications, Inc., Class A(b)	3,249	2,099,764
Comcast Corp., Class A	106,888	5,342,262
Discovery, Inc., Class C(b)	11,712	265,980
DISH Network Corp., Class A(b)	5,518	172,437
Electronic Arts, Inc.	6,664	827,802
Fox Corp., Class A(c)	11,236	401,238
Interpublic Group of Cos., Inc. (The)	9,100	302,029
Lumen Technologies, Inc.	23,343	288,053
Meta Platforms, Inc., Class A(b)	55,628	18,049,061
News Corp., Class A	11,994	259,310
Omnicom Group, Inc.	4,996	336,281
Take-Two Interactive Software, Inc.(b)	2,698	447,544
T-Mobile US, Inc.(b)	13,880	1,510,283
Twitter, Inc.(b)	19,084	838,551
Verizon Communications, Inc.	95,816	4,816,670
ViacomCBS, Inc., Class B	14,164	438,376
Walt Disney Co. (The)(b)	41,109	5,956,694
		85,766,598
Consumer Discretionary-8.53%
Advance Auto Parts, Inc.	1,532	338,143
Aptiv PLC(b)	6,419	1,029,287
Bath & Body Works, Inc.	6,396	480,531
Best Buy Co., Inc.	5,402	577,258
Booking Holdings, Inc.(b)	942	1,979,943
BorgWarner, Inc.	5,594	242,108
Caesars Entertainment, Inc.(b)	4,631	417,114
CarMax, Inc.(b)	3,592	507,370
Chipotle Mexican Grill, Inc.(b)	650	1,068,216
D.R. Horton, Inc.	7,921	773,882
Darden Restaurants, Inc.	3,089	426,128
Dollar General Corp.	5,430	1,201,659
Dollar Tree, Inc.(b)	5,208	696,987
eBay, Inc.	15,522	1,047,114
Etsy, Inc.(b)	2,954	811,109
Ford Motor Co.	90,593	1,738,480
Gap, Inc. (The)	5,278	87,245
Garmin Ltd.	3,486	465,520
General Motors Co.(b)	29,521	1,708,380
Genuine Parts Co.	3,402	434,571
Hasbro, Inc.	2,959	286,757
Home Depot, Inc. (The)	24,167	9,681,542
Leggett & Platt, Inc.	3,214	129,813
Lennar Corp., Class A	6,764	710,558
LKQ Corp.	6,650	371,735
Lowe’s Cos., Inc.	16,317	3,990,975
MGM Resorts International	9,439	373,596
Mohawk Industries, Inc.(b)	1,423	238,879
Newell Brands, Inc.	8,702	186,832
NIKE, Inc., Class B	30,198	5,110,709
NVR, Inc.(b)	81	423,253
O’Reilly Automotive, Inc.(b)	1,618	1,032,543
Penn National Gaming, Inc.(b)	3,368	172,543
Pool Corp.	922	510,899
PulteGroup, Inc.	6,639	332,149
PVH Corp.	1,588	169,567
Ralph Lauren Corp.	1,168	135,535
Ross Stores, Inc.	8,539	931,519
Tapestry, Inc.	6,591	264,431
	Shares	Value
Consumer Discretionary-(continued)
Target Corp.	11,471	$2,797,089
Tesla, Inc.(b)	17,378	19,893,639
TJX Cos., Inc. (The)	29,023	2,014,196
Tractor Supply Co.	2,592	584,055
Ulta Beauty, Inc.(b)	1,301	499,519
Under Armour, Inc., Class A(b)	8,636	203,723
VF Corp.	7,971	571,760
Whirlpool Corp.(c)	1,481	322,473
Yum! Brands, Inc.	6,928	851,036
		68,822,370
Consumer Staples-5.89%
Altria Group, Inc.	42,214	1,800,005
Archer-Daniels-Midland Co.	12,924	804,002
Brown-Forman Corp., Class B	4,086	287,491
Campbell Soup Co.	4,547	183,381
Church & Dwight Co., Inc.	5,598	500,349
Coca-Cola Co. (The)	89,487	4,693,593
Colgate-Palmolive Co.	19,589	1,469,567
Conagra Brands, Inc.	10,930	333,912
Constellation Brands, Inc., Class A	3,796	855,353
Costco Wholesale Corp.	9,990	5,388,406
Estee Lauder Cos., Inc. (The), Class A	5,417	1,798,823
General Mills, Inc.	13,708	846,743
Hershey Co. (The)	3,400	603,466
Hormel Foods Corp.	6,957	288,020
JM Smucker Co. (The)	2,567	324,648
Kellogg Co.	5,825	356,374
Kraft Heinz Co. (The)	14,532	488,421
Kroger Co. (The)	17,378	721,708
Molson Coors Beverage Co., Class B	4,464	198,380
Mondelez International, Inc., Class A	33,102	1,951,032
Monster Beverage Corp.(b)	8,604	720,843
PepsiCo, Inc.	31,856	5,089,952
Philip Morris International, Inc.	35,775	3,074,503
Procter & Gamble Co. (The)	55,704	8,053,684
Sysco Corp.	12,322	863,033
Tyson Foods, Inc., Class A	7,015	553,904
Walgreens Boots Alliance, Inc.	16,450	736,960
Walmart, Inc.	31,863	4,480,894
		47,467,447
Energy-2.95%
APA Corp.	8,927	230,049
Baker Hughes Co., Class A	16,843	393,116
Chevron Corp.	44,834	5,060,414
ConocoPhillips	31,320	2,196,472
Coterra Energy, Inc.	7,965	159,937
Devon Energy Corp.	14,393	605,370
Diamondback Energy, Inc.	4,314	460,433
EOG Resources, Inc.	13,553	1,179,111
Exxon Mobil Corp.	98,670	5,904,413
Halliburton Co.	21,206	457,837
Hess Corp.	6,349	473,127
Kinder Morgan, Inc.	45,459	702,796
Marathon Oil Corp.	19,104	295,921
Marathon Petroleum Corp.	15,261	928,632
ONEOK, Inc.	10,316	617,309
Phillips 66	10,726	741,917
Pioneer Natural Resources Co.	5,516	983,613
Schlumberger N.V.	33,982	974,604
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Energy-(continued)
Valero Energy Corp.	9,821	$657,418
Williams Cos., Inc. (The)	27,972	749,370
		23,771,859
Financials-12.18%
Aflac, Inc.	14,990	811,559
Allstate Corp. (The)	7,038	765,171
American Express Co.	15,699	2,390,958
American International Group, Inc.	19,738	1,038,219
Ameriprise Financial, Inc.	2,714	785,974
Aon PLC, Class A	5,191	1,535,342
Arthur J. Gallagher & Co.	4,701	765,793
Assurant, Inc.	1,389	211,267
Bank of America Corp.	178,385	7,932,781
Bank of New York Mellon Corp. (The)	19,430	1,064,570
Berkshire Hathaway, Inc., Class B(b)	44,802	12,396,265
BlackRock, Inc.	3,345	3,025,920
Capital One Financial Corp.	11,199	1,573,795
Cboe Global Markets, Inc.	2,486	320,545
Charles Schwab Corp. (The)	35,280	2,730,319
Chubb Ltd.	10,475	1,879,948
Cincinnati Financial Corp.	3,549	404,231
Citigroup, Inc.	49,036	3,123,593
Citizens Financial Group, Inc.	10,097	477,285
CME Group, Inc., Class A	8,638	1,904,852
Comerica, Inc.	3,302	272,514
Discover Financial Services	7,605	820,199
Everest Re Group Ltd.	931	238,690
Fifth Third Bancorp	16,435	692,735
First Republic Bank	4,089	857,300
Franklin Resources, Inc.	6,516	211,118
Globe Life, Inc.	2,264	195,927
Goldman Sachs Group, Inc. (The)	8,026	3,057,826
Hartford Financial Services Group, Inc. (The)	8,080	534,088
Huntington Bancshares, Inc.	34,708	515,067
Intercontinental Exchange, Inc.	12,980	1,696,746
Invesco Ltd.(d)	9,012	201,238
JPMorgan Chase & Co.	70,584	11,210,857
KeyCorp	23,060	517,466
Lincoln National Corp.	4,283	284,091
Loews Corp.	5,224	279,275
M&T Bank Corp.	3,029	444,082
MarketAxess Holdings, Inc.	924	325,886
Marsh & McLennan Cos., Inc.	11,617	1,905,420
MetLife, Inc.	17,481	1,025,435
Moody’s Corp.	3,708	1,448,493
Morgan Stanley	34,678	3,288,168
Nasdaq, Inc.	2,615	531,446
Northern Trust Corp.	4,968	574,798
People’s United Financial, Inc.	10,043	171,133
PNC Financial Services Group, Inc. (The)	9,785	1,927,645
Principal Financial Group, Inc.	6,007	411,960
Progressive Corp. (The)	13,814	1,283,873
Prudential Financial, Inc.	9,212	942,019
Raymond James Financial, Inc.	4,319	424,514
Regions Financial Corp.	23,260	529,165
S&P Global, Inc.	5,482	2,498,312
State Street Corp.	8,542	759,982
SVB Financial Group(b)	1,293	895,183
Synchrony Financial	13,599	609,099
T. Rowe Price Group, Inc.	5,405	1,080,730
Travelers Cos., Inc. (The)	5,841	858,335
Truist Financial Corp.	31,867	1,890,032
	Shares	Value
Financials-(continued)
U.S. Bancorp	32,483	$1,797,609
W.R. Berkley Corp.	3,281	251,456
Wells Fargo & Co.	99,607	4,759,222
Willis Towers Watson PLC	2,909	656,969
Zions Bancorporation N.A.	3,874	244,372
		98,258,862
Health Care-13.66%
Abbott Laboratories	40,199	5,055,828
AbbVie, Inc.	44,663	5,148,751
Agilent Technologies, Inc.	6,883	1,038,645
Align Technology, Inc.(b)	1,615	987,621
AmerisourceBergen Corp.	3,357	388,573
Amgen, Inc.	13,556	2,696,017
Anthem, Inc.	5,721	2,324,042
Becton, Dickinson and Co.	6,435	1,525,996
Biogen, Inc.(b)	3,663	863,516
Bio-Rad Laboratories, Inc., Class A(b)	493	371,328
Bio-Techne Corp.	882	416,330
Boston Scientific Corp.(b)	32,572	1,240,016
Bristol-Myers Squibb Co.	53,159	2,850,917
Cardinal Health, Inc.	6,572	303,824
Catalent, Inc.(b)	3,605	463,819
Centene Corp.(b)	13,492	963,464
Cerner Corp.	7,019	494,488
Charles River Laboratories International, Inc.(b)	1,156	422,946
Cigna Corp.	7,865	1,509,293
Cooper Cos., Inc. (The)	1,129	425,035
CVS Health Corp.	30,480	2,714,549
Danaher Corp.	14,386	4,627,113
DaVita, Inc.(b)	1,640	154,980
DENTSPLY SIRONA, Inc.	4,990	243,213
Edwards Lifesciences Corp.(b)	13,712	1,471,435
Eli Lilly and Co.	18,641	4,623,714
Gilead Sciences, Inc.	29,342	2,022,544
HCA Healthcare, Inc.	6,038	1,362,112
Henry Schein, Inc.(b)	3,125	222,062
Hologic, Inc.(b)	5,799	433,359
Humana, Inc.	2,923	1,226,812
IDEXX Laboratories, Inc.(b)	1,931	1,174,183
Illumina, Inc.(b)	3,331	1,216,914
Intuitive Surgical, Inc.(b)	7,988	2,590,828
IQVIA Holdings, Inc.(b)	4,392	1,138,099
Johnson & Johnson	61,282	9,555,702
Laboratory Corp. of America Holdings(b)	2,227	635,430
McKesson Corp.	3,615	783,587
Medtronic PLC	30,698	3,275,477
Merck & Co., Inc.	59,227	4,436,695
Mettler-Toledo International, Inc.(b)	520	787,348
Moderna, Inc.(b)	6,281	2,213,613
Organon & Co.	5,660	165,442
PerkinElmer, Inc.	2,515	458,132
Pfizer, Inc.	128,115	6,883,619
Quest Diagnostics, Inc.	2,917	433,699
Regeneron Pharmaceuticals, Inc.(b)	2,434	1,549,314
ResMed, Inc.	3,285	837,182
STERIS PLC	2,236	488,633
Stryker Corp.	7,493	1,773,069
Teleflex, Inc.	1,067	317,347
Thermo Fisher Scientific, Inc.	8,802	5,570,170
UnitedHealth Group, Inc.	21,851	9,706,651
Universal Health Services, Inc., Class B	1,885	223,806
Vertex Pharmaceuticals, Inc.(b)	6,260	1,170,244

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Waters Corp.(b)	1,388	$455,361
West Pharmaceutical Services, Inc.	1,647	729,061
Zimmer Biomet Holdings, Inc.	4,909	587,116
Zoetis, Inc.	10,720	2,380,269
		110,129,333
Industrials-8.09%
3M Co.	13,882	2,360,495
A.O. Smith Corp.	3,131	247,506
Alaska Air Group, Inc.(b)	2,922	141,922
Allegion PLC	2,064	255,193
AMETEK, Inc.	5,454	744,471
C.H. Robinson Worldwide, Inc.	3,102	294,969
Carrier Global Corp.	19,169	1,037,426
Caterpillar, Inc.	12,908	2,495,762
Cintas Corp.	2,026	855,357
Copart, Inc.(b)	4,794	695,897
CSX Corp.	53,893	1,867,931
Cummins, Inc.	3,409	715,038
Deere & Co.	7,360	2,543,174
Dover Corp.	3,314	542,999
Eaton Corp. PLC	9,489	1,537,787
Emerson Electric Co.	14,179	1,245,483
Equifax, Inc.	2,776	773,532
Expeditors International of Washington, Inc.	3,927	477,602
Fastenal Co.	13,743	813,173
FedEx Corp.	5,737	1,321,633
Fortive Corp.	7,784	575,004
Fortune Brands Home & Security, Inc.	3,249	326,622
Generac Holdings, Inc.(b)	1,432	603,216
General Dynamics Corp.	5,179	978,676
General Electric Co.	26,054	2,474,870
Honeywell International, Inc.	16,585	3,354,150
Howmet Aerospace, Inc.	9,214	259,190
Huntington Ingalls Industries, Inc.	951	168,812
IDEX Corp.	1,792	402,465
IHS Markit Ltd.	8,655	1,106,282
Illinois Tool Works, Inc.	6,973	1,618,782
Ingersoll Rand, Inc.	9,016	525,993
J.B. Hunt Transport Services, Inc.	1,929	368,748
Jacobs Engineering Group, Inc.	2,987	425,827
Johnson Controls International PLC	16,582	1,239,670
Kansas City Southern	2,018	586,935
L3Harris Technologies, Inc.	4,781	999,612
Leidos Holdings, Inc.	3,044	267,598
Lockheed Martin Corp.	5,785	1,928,256
Nielsen Holdings PLC	8,521	163,262
Norfolk Southern Corp.	5,873	1,557,931
Northrop Grumman Corp.	3,529	1,230,915
Old Dominion Freight Line, Inc.	2,115	751,185
Otis Worldwide Corp.	9,466	761,066
PACCAR, Inc.	7,971	664,941
Parker-Hannifin Corp.	3,071	927,626
Pentair PLC	3,835	282,601
Quanta Services, Inc.	2,841	323,249
Raytheon Technologies Corp.	35,806	2,897,422
Republic Services, Inc.	4,841	640,271
Robert Half International, Inc.	2,627	292,044
Rockwell Automation, Inc.	2,737	920,179
Rollins, Inc.	5,071	168,763
Roper Technologies, Inc.	2,436	1,130,669
Snap-on, Inc.	1,257	258,829
Southwest Airlines Co.(b)	14,121	626,972
	Shares	Value
Industrials-(continued)
Stanley Black & Decker, Inc.	3,825	$668,457
Textron, Inc.	5,318	376,514
Trane Technologies PLC	5,670	1,058,306
Union Pacific Corp.	15,463	3,643,701
United Parcel Service, Inc., Class B	16,804	3,333,410
United Rentals, Inc.(b)	1,735	587,714
W.W. Grainger, Inc.	1,048	504,518
Wabtec Corp.	4,131	366,709
Waste Management, Inc.	9,024	1,449,886
Xylem, Inc.	4,193	507,814
		65,273,012
Information Technology-30.66%
Accenture PLC, Class A	14,525	5,191,235
Adobe, Inc.(b)	11,053	7,403,852
Akamai Technologies, Inc.(b)	3,757	423,414
Amphenol Corp., Class A	14,004	1,128,442
Analog Devices, Inc.	12,374	2,230,414
Apple, Inc.	354,781	58,645,299
Applied Materials, Inc.	21,453	3,157,667
Arista Networks, Inc.(b)	5,220	647,593
Automatic Data Processing, Inc.	10,019	2,313,287
Broadcom, Inc.	9,488	5,253,316
Broadridge Financial Solutions, Inc.	2,686	452,779
Cadence Design Systems, Inc.(b)	6,349	1,126,694
CDW Corp.	3,239	613,337
Cisco Systems, Inc.	97,937	5,370,865
Cognizant Technology Solutions Corp., Class A	12,131	945,975
Corning, Inc.	18,346	680,453
DXC Technology Co.(b)	6,102	182,999
Enphase Energy, Inc.(b)	3,332	833,000
F5, Inc.(b)	1,384	314,971
Fidelity National Information Services, Inc.	14,083	1,471,674
Fiserv, Inc.(b)	13,855	1,337,285
FleetCor Technologies, Inc.(b)	1,921	397,897
Fortinet, Inc.(b)	3,189	1,059,099
Gartner, Inc.(b)	1,962	612,635
Global Payments, Inc.	6,519	776,022
Hewlett Packard Enterprise Co.	32,052	459,946
HP, Inc.	29,254	1,032,081
Intel Corp.	94,155	4,632,426
International Business Machines Corp.	20,894	2,446,687
Intuit, Inc.	6,297	4,107,533
IPG Photonics Corp.(b)	811	133,158
Jack Henry & Associates, Inc.	1,746	264,746
Juniper Networks, Inc.	7,755	241,413
Keysight Technologies, Inc.(b)	4,204	817,594
KLA Corp.	3,575	1,459,065
Lam Research Corp.	3,415	2,321,688
Mastercard, Inc., Class A	19,936	6,278,245
Microchip Technology, Inc.	12,880	1,074,578
Micron Technology, Inc.	26,424	2,219,616
Microsoft Corp.	174,991	57,850,275
Monolithic Power Systems, Inc.	999	552,907
Motorola Solutions, Inc.	3,885	983,604
NetApp, Inc.	5,103	453,555
NVIDIA Corp.	57,698	18,853,398
NXP Semiconductors N.V. (China)	6,586	1,471,049
Oracle Corp.	41,815	3,794,293
Paychex, Inc.	7,561	901,271
Paycom Software, Inc.(b)	1,160	507,477
PTC, Inc.(b)	2,462	269,786
Qorvo, Inc.(b)	2,735	399,939

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
QUALCOMM, Inc.	26,826	$4,843,703
salesforce.com, inc.(b)	22,539	6,422,713
Seagate Technology Holdings PLC	4,774	490,147
Skyworks Solutions, Inc.	3,935	596,782
Synopsys, Inc.(b)	3,479	1,186,339
TE Connectivity Ltd.	7,796	1,200,038
Teledyne Technologies, Inc.(b)	1,115	463,048
Teradyne, Inc.	3,923	599,709
Texas Instruments, Inc.	21,577	4,150,767
Trimble, Inc.(b)	5,813	499,162
Tyler Technologies, Inc.(b)	947	491,474
Visa, Inc., Class A(c)	39,092	7,574,857
Western Digital Corp.(b)	7,698	445,252
Western Union Co. (The)	9,522	150,638
Xilinx, Inc.	5,760	1,315,872
Zebra Technologies Corp., Class A(b)	1,251	736,564
		247,263,599
Materials-2.83%
Air Products and Chemicals, Inc.	5,148	1,479,741
Albemarle Corp.	2,665	710,196
Amcor PLC	37,121	420,210
Avery Dennison Corp.	1,920	393,734
Ball Corp.	7,520	702,744
Celanese Corp.	2,730	413,213
CF Industries Holdings, Inc.	5,043	305,555
Corteva, Inc.	16,949	762,705
Dow, Inc.	17,871	981,654
DuPont de Nemours, Inc.	12,888	953,197
Eastman Chemical Co.	3,262	340,194
Ecolab, Inc.	5,642	1,249,534
FMC Corp.	2,873	287,846
Freeport-McMoRan, Inc.	35,852	1,329,392
International Flavors & Fragrances, Inc.	5,765	819,610
International Paper Co.	9,292	422,972
Linde PLC (United Kingdom)	12,136	3,860,947
LyondellBasell Industries N.V., Class A	6,452	562,163
Martin Marietta Materials, Inc.	1,493	602,440
Mosaic Co. (The)	8,247	282,212
Newmont Corp.	18,632	1,023,269
Nucor Corp.	7,239	769,216
Packaging Corp. of America	2,194	286,514
PPG Industries, Inc.	5,783	891,565
Sealed Air Corp.	3,597	223,446
Sherwin-Williams Co. (The)	5,661	1,875,150
Vulcan Materials Co.	3,234	619,764
WestRock Co.	6,215	269,669
		22,838,852
Real Estate-1.84%
Alexandria Real Estate Equities, Inc.	3,144	629,020
AvalonBay Communities, Inc.	3,209	766,534
Boston Properties, Inc.	3,257	351,235
CBRE Group, Inc., Class A(b)	7,608	727,096
Duke Realty Corp.	8,529	497,497
Equity Residential	7,947	677,959
Essex Property Trust, Inc.	1,498	508,481
Extra Space Storage, Inc.	2,999	599,800
Federal Realty Investment Trust	1,634	200,443
Healthpeak Properties, Inc.	12,320	404,835
Host Hotels & Resorts, Inc.(b)	16,734	262,724
Iron Mountain, Inc.(c)	6,566	298,359
Kimco Realty Corp.	13,941	312,557
	Shares	Value
Real Estate-(continued)
Mid-America Apartment Communities, Inc.	2,600	$536,250
Prologis, Inc.	16,614	2,504,560
Public Storage	3,444	1,127,497
Realty Income Corp.	8,685	589,885
Regency Centers Corp.	3,624	251,288
Simon Property Group, Inc.	7,724	1,180,536
UDR, Inc.	6,791	385,253
Ventas, Inc.	8,602	403,606
Vornado Realty Trust	3,590	144,103
Welltower, Inc.	9,809	780,993
Weyerhaeuser Co.	17,612	662,387
		14,802,898
Utilities-2.58%
AES Corp. (The)	15,200	355,376
Alliant Energy Corp.	5,747	314,878
Ameren Corp.	5,852	477,465
American Electric Power Co., Inc.	11,395	923,565
American Water Works Co., Inc.	4,045	681,866
Atmos Energy Corp.	3,012	272,044
CenterPoint Energy, Inc.	12,708	329,264
CMS Energy Corp.	6,621	389,646
Consolidated Edison, Inc.	7,762	602,642
Dominion Energy, Inc.	18,635	1,326,812
DTE Energy Co.	4,435	480,488
Duke Energy Corp.	17,660	1,713,196
Edison International	8,573	559,645
Entergy Corp.	4,461	447,617
Evergy, Inc.	5,296	335,237
Eversource Energy	7,828	644,009
Exelon Corp.	21,978	1,158,900
FirstEnergy Corp.	12,533	471,993
NextEra Energy, Inc.	44,036	3,821,444
NiSource, Inc.	8,892	217,943
NRG Energy, Inc.	5,694	205,098
Pinnacle West Capital Corp.	2,621	170,496
PPL Corp.	17,113	476,255
Public Service Enterprise Group, Inc.	11,629	726,696
Sempra Energy	7,184	861,146
Southern Co. (The)	23,886	1,459,435
WEC Energy Group, Inc.	7,135	620,245
Xcel Energy, Inc.	12,322	785,281
		20,828,682
Total Common Stocks & Other Equity Interests (Cost $755,433,242)		805,223,512
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $271,515)	271,515	271,515
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $755,704,757)		805,495,027
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.08%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,605,715	2,605,715

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	6,078,178	$6,080,002
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,685,717)		8,685,717
TOTAL INVESTMENTS IN SECURITIES-100.95% (Cost $764,390,474)		814,180,744
OTHER ASSETS LESS LIABILITIES-(0.95)%		(7,639,454)
NET ASSETS-100.00%		$806,541,290
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Invesco Ltd.	$211,675	$16,967	$-	$(27,404)	$-	$201,238	$1,532
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	2,726,970	(2,455,455)	-	-	271,515	25
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	5,041,283	(2,435,568)	-	-	2,605,715	29*
Invesco Private Prime Fund	-	9,718,716	(3,638,520)	-	(194)	6,080,002	385*
Total	$211,675	$17,503,936	$(8,529,543)	$(27,404)	$(194)	$9,158,470	$1,971

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-1.37%
Iridium Communications, Inc.(b)	10,462	$402,264
John Wiley & Sons, Inc., Class A	4,148	215,613
New York Times Co. (The), Class A	13,683	649,943
TEGNA, Inc.	21,951	433,532
Telephone & Data Systems, Inc.	9,427	166,669
World Wrestling Entertainment, Inc., Class A	4,395	216,937
Yelp, Inc.(b)	6,994	239,754
Ziff Davis, Inc.(b)	4,065	462,882
		2,787,594
Consumer Discretionary-15.97%
Adient PLC(b)	9,937	421,826
American Eagle Outfitters, Inc.	16,426	425,269
AutoNation, Inc.(b)	5,273	653,061
Boyd Gaming Corp.(b)	7,688	450,594
Brunswick Corp.	7,531	707,236
Callaway Golf Co.(b)(c)	11,171	301,170
Capri Holdings Ltd.(b)	14,552	861,769
Carter’s, Inc.	4,320	436,450
Choice Hotels International, Inc.	2,731	392,035
Columbia Sportswear Co.	2,943	287,031
Cracker Barrel Old Country Store, Inc.	2,331	284,429
Crocs, Inc.(b)	6,327	1,037,755
Dana, Inc.	14,655	315,083
Deckers Outdoor Corp.(b)	2,737	1,109,580
Dick’s Sporting Goods, Inc.	6,763	795,058
Five Below, Inc.(b)	6,176	1,256,445
Foot Locker, Inc.	10,432	476,116
Fox Factory Holding Corp.(b)	4,108	722,063
GameStop Corp., Class A(b)(c)	5,751	1,128,404
Gentex Corp.	22,671	780,563
Goodyear Tire & Rubber Co. (The)(b)	26,486	532,633
Graham Holdings Co., Class B	391	221,509
Grand Canyon Education, Inc.(b)	4,307	312,128
H&R Block, Inc.	16,719	395,906
Harley-Davidson, Inc.	15,453	566,043
Helen of Troy Ltd.(b)(c)	2,384	573,352
KB Home	8,661	346,353
Kohl’s Corp.	15,844	811,688
Lear Corp.	5,258	882,240
Lithia Motors, Inc., Class A	2,857	832,330
Marriott Vacations Worldwide Corp.	4,045	617,469
Mattel, Inc.(b)	34,399	729,603
Murphy USA, Inc.	2,353	407,846
Nordstrom, Inc.(b)(c)	10,790	228,424
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	5,352	331,235
Polaris, Inc.	5,643	630,831
RH(b)(c)	1,654	964,580
Scientific Games Corp.(b)	5,440	347,725
Service Corp. International	15,691	1,038,117
Skechers U.S.A., Inc., Class A(b)	13,718	616,213
Taylor Morrison Home Corp., Class A(b)	12,554	389,927
Tempur Sealy International, Inc.	16,872	722,796
Texas Roadhouse, Inc.	6,310	523,351
Thor Industries, Inc.(c)	5,329	563,329
Toll Brothers, Inc.	11,086	703,628
TopBuild Corp.(b)	3,103	837,158
Travel + Leisure Co.	8,396	413,251
Tri Pointe Homes, Inc.(b)	11,766	293,797
Urban Outfitters, Inc.(b)	6,709	212,474
Victoria’s Secret & Co.(b)	8,688	471,585
Visteon Corp.(b)	2,761	292,445
	Shares	Value
Consumer Discretionary-(continued)
Williams-Sonoma, Inc.	7,663	$1,493,059
Wyndham Hotels & Resorts, Inc.	9,085	722,076
YETI Holdings, Inc.(b)	7,280	670,925
		32,537,963
Consumer Staples-3.20%
BJ’s Wholesale Club Holdings, Inc.(b)	12,548	830,050
Boston Beer Co., Inc. (The), Class A(b)	893	402,895
Casey’s General Stores, Inc.	3,695	717,902
Darling Ingredients, Inc.(b)	15,595	1,052,974
Flowers Foods, Inc.	18,754	484,228
Grocery Outlet Holding Corp.(b)(c)	8,548	247,550
Hain Celestial Group, Inc. (The)(b)(c)	7,561	298,130
Ingredion, Inc.	6,347	591,096
Lancaster Colony Corp.	1,862	272,224
Nu Skin Enterprises, Inc., Class A	4,804	210,800
Pilgrim’s Pride Corp.(b)	4,545	127,624
Post Holdings, Inc.(b)	5,690	549,654
Sanderson Farms, Inc.	1,920	360,538
Sprouts Farmers Market, Inc.(b)(c)	11,920	315,403
Tootsie Roll Industries, Inc.	1,659	52,176
		6,513,244
Energy-2.02%
Antero Midstream Corp.	25,619	248,760
ChampionX Corp.(b)	18,704	381,749
CNX Resources Corp.(b)(c)	19,845	270,686
DT Midstream, Inc.(b)	9,225	423,151
EQT Corp.(b)	23,588	458,315
Equitrans Midstream Corp.	36,123	347,503
HollyFrontier Corp.	15,060	486,739
Murphy Oil Corp.	14,650	389,397
Targa Resources Corp.	21,395	1,104,624
		4,110,924
Financials-16.37%
Affiliated Managers Group, Inc.	4,103	698,043
Alleghany Corp.(b)	1,362	881,051
American Financial Group, Inc.	6,572	878,085
Associated Banc-Corp.	14,970	327,843
Bank of Hawaii Corp.	3,977	317,285
Bank OZK	11,781	526,728
Brighthouse Financial, Inc.(b)	8,250	401,032
Cadence Bank	9,091	265,639
Cathay General Bancorp	7,057	295,759
CIT Group, Inc.	9,565	469,259
CNO Financial Group, Inc.	12,991	294,376
Commerce Bancshares, Inc.	10,196	711,681
Cullen/Frost Bankers, Inc.	5,429	683,457
East West Bancorp, Inc.	13,623	1,048,971
Essent Group Ltd.	10,863	451,684
Evercore, Inc., Class A	3,916	543,149
F.N.B. Corp.	31,613	368,608
FactSet Research Systems, Inc.	3,530	1,654,052
Federated Hermes, Inc., Class B(c)	9,453	318,661
First American Financial Corp.	10,720	795,210
First Financial Bankshares, Inc.	14,268	712,259
First Horizon Corp.	55,737	899,038
FirstCash, Inc.	3,713	237,038
Fulton Financial Corp.	15,764	248,914
Glacier Bancorp, Inc.	9,345	507,433
Hancock Whitney Corp.	8,507	406,464
Hanover Insurance Group, Inc. (The)	3,434	418,089
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Home BancShares, Inc.	14,704	$351,867
Interactive Brokers Group, Inc., Class A	7,821	577,346
International Bancshares Corp.	5,412	227,358
Janus Henderson Group PLC	16,523	706,028
Jefferies Financial Group, Inc.	19,009	714,358
Kemper Corp.	5,806	321,188
Mercury General Corp.	2,558	130,509
MGIC Investment Corp.	32,193	453,921
Navient Corp.	16,979	334,996
New York Community Bancorp, Inc.	44,713	535,662
Old Republic International Corp.	27,807	666,256
PacWest Bancorp	11,179	500,148
Pinnacle Financial Partners, Inc.	7,291	695,634
Primerica, Inc.	3,858	567,705
PROG Holdings, Inc.(c)	6,537	294,949
Prosperity Bancshares, Inc.	8,977	639,881
Reinsurance Group of America, Inc.	6,372	604,766
RenaissanceRe Holdings Ltd. (Bermuda)	4,775	735,875
RLI Corp.	3,833	393,956
SEI Investments Co.	11,730	699,460
Selective Insurance Group, Inc.	5,764	435,413
Signature Bank	5,474	1,654,790
SLM Corp.	31,937	567,840
Sterling Bancorp	18,633	462,285
Stifel Financial Corp.	10,209	724,941
Synovus Financial Corp.	14,754	668,209
Texas Capital Bancshares, Inc.(b)	5,629	317,025
UMB Financial Corp.	4,209	423,341
Umpqua Holdings Corp.	21,086	401,899
United Bankshares, Inc.	13,234	472,851
Valley National Bancorp	39,676	533,245
Washington Federal, Inc.	6,887	223,759
Webster Financial Corp.	8,854	477,142
Wintrust Financial Corp.	5,455	477,476
		33,351,887
Health Care-8.28%
Acadia Healthcare Co., Inc.(b)	8,494	477,108
Amedisys, Inc.(b)	3,047	425,514
Chemed Corp.	1,508	701,959
Encompass Health Corp.	9,215	530,968
Envista Holdings Corp.(b)	15,040	583,552
Exelixis, Inc.(b)	28,521	478,868
Globus Medical, Inc., Class A(b)	7,110	445,228
Halozyme Therapeutics, Inc.(b)	12,614	414,748
HealthEquity, Inc.(b)	7,992	437,003
Hill-Rom Holdings, Inc.	6,020	936,110
ICU Medical, Inc.(b)	1,428	323,028
Integra LifeSciences Holdings Corp.(b)	6,667	426,355
Jazz Pharmaceuticals PLC(b)	5,534	663,361
LHC Group, Inc.(b)	3,052	350,125
LivaNova PLC(b)	4,843	388,215
Masimo Corp.(b)	4,742	1,318,845
Medpace Holdings, Inc.(b)	2,482	514,792
Molina Healthcare, Inc.(b)	5,652	1,611,837
Neogen Corp.(b)	10,178	408,443
Option Care Health, Inc.(b)	11,513	291,394
Patterson Cos., Inc.	7,896	248,487
Progyny, Inc.(b)	3,413	173,278
Quidel Corp.(b)	3,361	495,949
Repligen Corp.(b)	4,632	1,327,068
STAAR Surgical Co.(b)	4,399	418,741
Syneos Health, Inc.(b)	9,388	912,138
	Shares	Value
Health Care-(continued)
Tenet Healthcare Corp.(b)	10,100	$735,987
United Therapeutics Corp.(b)	4,315	817,692
		16,856,793
Industrials-20.12%
Acuity Brands, Inc.	3,605	725,867
AECOM(b)	13,806	951,786
AGCO Corp.	6,088	670,958
ASGN, Inc.(b)	4,997	608,035
Avis Budget Group, Inc.(b)	4,904	1,346,589
Axon Enterprise, Inc.(b)	6,082	1,026,581
Brink’s Co. (The)(c)	4,818	294,669
Builders FirstSource, Inc.(b)	19,246	1,336,442
CACI International, Inc., Class A(b)	2,225	577,232
Carlisle Cos., Inc.	5,079	1,143,791
Clean Harbors, Inc.(b)	4,805	487,419
Colfax Corp.(b)	11,370	528,023
Crane Co.	4,991	481,831
Curtiss-Wright Corp.	4,059	510,703
Donaldson Co., Inc.	13,282	749,503
Dycom Industries, Inc.(b)	2,963	276,981
EMCOR Group, Inc.	5,228	623,910
EnerSys	4,207	311,697
Flowserve Corp.	12,928	387,581
Fluor Corp.(b)(c)	12,370	273,501
FTI Consulting, Inc.(b)	3,286	480,052
GATX Corp.(c)	3,453	340,120
Graco, Inc.	16,057	1,170,395
GXO Logistics, Inc.(b)	9,494	911,899
Hexcel Corp.(b)(c)	8,323	427,636
Hubbell, Inc.	5,342	1,045,429
IAA, Inc.(b)	12,728	614,762
Insperity, Inc.	3,341	386,687
ITT, Inc.	8,431	797,404
KAR Auction Services, Inc.(b)(c)	11,883	178,126
KBR, Inc.	13,171	579,524
Kennametal, Inc.	7,976	282,111
Kirby Corp.(b)	5,824	304,129
Knight-Swift Transportation Holdings, Inc.	11,478	657,115
Landstar System, Inc.	3,699	623,466
Lincoln Electric Holdings, Inc.	5,782	780,339
ManpowerGroup, Inc.	5,234	469,123
MasTec, Inc.(b)	5,274	486,105
Middleby Corp. (The)(b)	5,459	953,578
MillerKnoll, Inc.	7,206	273,396
MSA Safety, Inc.	3,505	502,337
MSC Industrial Direct Co., Inc., Class A	4,569	359,580
Nordson Corp.	4,969	1,263,070
nVent Electric PLC	16,593	577,934
Oshkosh Corp.	6,721	723,180
Owens Corning	10,042	851,963
Regal Rexnord Corp.	3,807	601,887
Ryder System, Inc.	5,182	430,521
Saia, Inc.(b)	2,473	819,008
Science Applications International Corp.	5,342	448,140
Simpson Manufacturing Co., Inc.	4,221	486,935
Stericycle, Inc.(b)	8,499	480,193
Sunrun, Inc.(b)	15,005	690,830
Terex Corp.	7,187	304,585
Tetra Tech, Inc.	4,960	916,013
Timken Co. (The)	6,638	436,980
Toro Co. (The)	10,288	1,034,561
Trex Co., Inc.(b)	10,692	1,419,577

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Trinity Industries, Inc.(c)	7,937	$210,331
Univar Solutions, Inc.(b)	16,494	427,360
Valmont Industries, Inc.	2,072	495,270
Watsco, Inc.	3,039	889,546
Werner Enterprises, Inc.	5,330	240,436
Woodward, Inc.	5,598	592,268
XPO Logistics, Inc.(b)	9,754	706,580
		40,983,580
Information Technology-12.62%
ACI Worldwide, Inc.(b)	11,047	321,910
Alliance Data Systems Corp.	4,974	339,028
Amkor Technology, Inc.	10,188	219,653
Arrow Electronics, Inc.(b)	7,377	897,412
Aspen Technology, Inc.(b)	6,444	934,573
Avnet, Inc.	9,830	356,534
Azenta, Inc.	6,659	753,133
Belden, Inc.	4,244	261,728
Blackbaud, Inc.(b)	4,719	356,096
CDK Global, Inc.	11,413	440,998
Cerence, Inc.(b)(c)	3,723	279,895
Ciena Corp.(b)	14,854	894,656
Cirrus Logic, Inc.(b)	5,302	425,114
Cognex Corp.	17,084	1,319,739
Coherent, Inc.(b)	2,335	604,602
CommVault Systems, Inc.(b)	4,477	281,514
Concentrix Corp.	3,940	654,040
Fair Isaac Corp.(b)	2,699	953,098
First Solar, Inc.(b)	7,907	819,165
Genpact Ltd.	16,479	795,441
II-VI Incorporated(b)(c)	10,266	641,933
Jabil, Inc.	12,594	736,245
Lattice Semiconductor Corp.(b)	12,756	968,563
Littelfuse, Inc.	2,410	719,337
Lumentum Holdings, Inc.(b)	7,039	610,774
Manhattan Associates, Inc.(b)	5,940	927,590
Maximus, Inc.	5,864	442,439
MKS Instruments, Inc.	5,262	800,666
National Instruments Corp.	12,505	519,208
NCR Corp.(b)	12,904	501,966
Paylocity Holding Corp.(b)	3,553	896,564
Qualys, Inc.(b)	3,173	413,410
SailPoint Technologies Holding, Inc.(b)	8,734	459,321
Semtech Corp.(b)	5,638	483,008
Silicon Laboratories, Inc.(b)	4,630	908,730
Synaptics, Inc.(b)	3,429	967,801
TD SYNNEX Corp.	4,029	416,840
Teradata Corp.(b)(c)	10,156	440,974
Universal Display Corp.	4,154	594,230
ViaSat, Inc.(b)	6,583	291,561
Vishay Intertechnology, Inc.	13,198	268,843
Vontier Corp.	15,918	501,576
Xerox Holdings Corp.	16,196	298,330
		25,718,238
Materials-6.75%
AptarGroup, Inc.	6,388	763,941
Ashland Global Holdings, Inc.	5,022	507,574
Avient Corp.	9,475	521,220
Cabot Corp.	5,555	291,526
Chemours Co. (The)	16,800	498,960
Cleveland-Cliffs, Inc.(b)(c)	43,905	893,467
Commercial Metals Co.	11,827	365,454
	Shares	Value
Materials-(continued)
Eagle Materials, Inc.	4,297	$662,683
Greif, Inc., Class A	2,381	144,479
Ingevity Corp.(b)	3,979	286,130
Louisiana-Pacific Corp.	9,650	630,628
Minerals Technologies, Inc.	3,273	214,938
NewMarket Corp.	697	230,916
Olin Corp.	14,207	772,151
Reliance Steel & Aluminum Co.	6,094	905,751
Royal Gold, Inc.	6,214	621,586
RPM International, Inc.	12,482	1,136,361
Scotts Miracle-Gro Co. (The)	3,887	563,187
Sensient Technologies Corp.	3,865	376,026
Silgan Holdings, Inc.	7,479	310,154
Sonoco Products Co.	9,639	560,315
Steel Dynamics, Inc.	19,407	1,160,539
United States Steel Corp.	26,761	605,066
Valvoline, Inc.	16,541	563,552
Worthington Industries, Inc.	3,530	169,369
		13,755,973
Real Estate-9.83%
American Campus Communities, Inc.	12,872	665,997
Apartment Income REIT Corp.	14,490	735,512
Brixmor Property Group, Inc.	28,050	637,857
Camden Property Trust	9,033	1,492,342
Corporate Office Properties Trust	10,431	267,660
Cousins Properties, Inc.	13,857	523,240
Douglas Emmett, Inc.	15,289	501,021
EastGroup Properties, Inc.	3,750	763,875
EPR Properties	7,034	324,408
First Industrial Realty Trust, Inc.	12,261	740,687
Healthcare Realty Trust, Inc.	13,124	411,044
Highwoods Properties, Inc.	9,704	419,213
Hudson Pacific Properties, Inc.	13,539	329,539
JBG SMITH Properties	10,295	286,098
Jones Lang LaSalle, Inc.(b)	4,832	1,135,085
Kilroy Realty Corp.	9,817	633,491
Lamar Advertising Co., Class A	8,167	892,326
Life Storage, Inc.	6,996	924,452
Macerich Co. (The)(c)	15,677	295,668
Medical Properties Trust, Inc.	51,867	1,104,249
National Retail Properties, Inc.	16,715	737,132
National Storage Affiliates Trust	7,080	434,570
Omega Healthcare Investors, Inc.	21,977	614,037
Park Hotels & Resorts, Inc.(b)	23,167	385,499
Pebblebrook Hotel Trust(c)	12,777	267,678
Physicians Realty Trust	19,962	355,923
PotlatchDeltic Corp.	6,217	336,588
PS Business Parks, Inc.	1,847	323,594
Rayonier, Inc.	12,966	489,726
Rexford Industrial Realty, Inc.	12,452	872,636
Sabra Health Care REIT, Inc.	19,572	253,066
SL Green Realty Corp.	6,480	449,906
Spirit Realty Capital, Inc.	10,907	486,016
STORE Capital Corp.	23,149	762,528
Urban Edge Properties	10,507	181,036
		20,033,699
Utilities-3.42%
ALLETE, Inc.	4,952	290,336
Black Hills Corp.	5,938	380,744
Essential Utilities, Inc.	20,717	979,293
Hawaiian Electric Industries, Inc.	10,463	397,489

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
IDACORP, Inc.	4,635	$484,914
MDU Resources Group, Inc.	19,331	526,383
National Fuel Gas Co.	8,501	491,443
New Jersey Resources Corp.	9,023	331,866
NorthWestern Corp.	4,657	257,532
OGE Energy Corp.	18,733	642,916
ONE Gas, Inc.	5,020	325,497
PNM Resources, Inc.	8,028	395,299
Southwest Gas Holdings, Inc.	5,363	352,939
Spire, Inc.	4,952	296,377
UGI Corp.	19,621	809,366
		6,962,394
Total Common Stocks & Other Equity Interests (Cost $202,517,113)		203,612,289
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $268,956)	268,956	268,956
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $202,786,069)		203,881,245
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.46%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,722,584	$2,722,584
Invesco Private Prime Fund, 0.11%(d)(e)(f)	6,350,791	6,352,696
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,075,599)		9,075,280
TOTAL INVESTMENTS IN SECURITIES-104.54% (Cost $211,861,668)		212,956,525
OTHER ASSETS LESS LIABILITIES-(4.54)%		(9,242,388)
NET ASSETS-100.00%		$203,714,137

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$568,276	$(299,320)	$-	$-	$268,956	$6
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	190,193	6,717,626	(4,185,235)	-	-	2,722,584	51*
Invesco Private Prime Fund	443,783	13,728,112	(7,818,670)	(319)	(210)	6,352,696	638*
Total	$633,976	$21,014,014	$(12,303,225)	$(319)	$(210)	$9,344,236	$695

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Low Volatility ETF (XMLV)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Consumer Discretionary-4.76%
Choice Hotels International, Inc.(b)	102,780	$14,754,069
Gentex Corp.(b)	461,550	15,891,167
Graham Holdings Co., Class B	27,239	15,431,438
Service Corp. International	254,283	16,823,363
		62,900,037
Consumer Staples-6.61%
Casey’s General Stores, Inc.	81,697	15,872,910
Flowers Foods, Inc.	866,282	22,367,401
Ingredion, Inc.	164,349	15,305,822
Lancaster Colony Corp.	131,648	19,246,938
Post Holdings, Inc.(b)(c)	151,046	14,591,044
		87,384,115
Financials-11.86%
Alleghany Corp.(c)	23,800	15,395,744
Commerce Bancshares, Inc.	204,862	14,299,367
FactSet Research Systems, Inc.	38,737	18,150,996
First American Financial Corp.	213,593	15,844,329
Hanover Insurance Group, Inc. (The)	137,709	16,766,071
Mercury General Corp.	322,944	16,476,603
RenaissanceRe Holdings Ltd. (Bermuda)(b)	105,817	16,307,458
RLI Corp.	144,939	14,896,830
SEI Investments Co.	237,808	14,180,491
Selective Insurance Group, Inc.	190,100	14,360,154
		156,678,043
Health Care-5.51%
Chemed Corp.	32,760	15,249,452
Encompass Health Corp.	244,593	14,093,449
Globus Medical, Inc., Class A(c)	212,871	13,329,982
Masimo Corp.(c)	53,852	14,977,318
Neogen Corp.(b)(c)	376,501	15,108,985
		72,759,186
Industrials-21.37%
CACI International, Inc., Class A(b)(c)	66,578	17,272,331
Carlisle Cos., Inc.(b)	72,708	16,373,842
Donaldson Co., Inc.	283,640	16,005,805
FTI Consulting, Inc.(b)(c)	140,776	20,565,966
Graco, Inc.	259,157	18,889,954
Hubbell, Inc.	79,900	15,636,430
Knight-Swift Transportation Holdings, Inc.	259,625	14,863,531
Landstar System, Inc.(b)	99,682	16,801,401
Lennox International, Inc.	51,408	15,886,100
Lincoln Electric Holdings, Inc.(b)	122,520	16,535,299
MSA Safety, Inc.(b)	115,607	16,568,795
MSC Industrial Direct Co., Inc., Class A	183,565	14,446,565
Nordson Corp.	69,712	17,720,093
Stericycle, Inc.(b)(c)	248,761	14,054,997
Toro Co. (The)(b)	186,825	18,787,122
Watsco, Inc.(b)	53,416	15,635,397
Werner Enterprises, Inc.(b)	362,181	16,337,985
		282,381,613
Information Technology-5.86%
Arrow Electronics, Inc.(c)	137,045	16,671,524
CDK Global, Inc.	360,160	13,916,583
Genpact Ltd.	357,567	17,259,759
Maximus, Inc.	196,134	14,798,310
Vontier Corp.	467,996	14,746,554
		77,392,730
	Shares	Value
Materials-11.54%
AptarGroup, Inc.	152,509	$18,238,551
Ashland Global Holdings, Inc.	150,332	15,194,055
NewMarket Corp.	44,478	14,735,561
Royal Gold, Inc.	148,716	14,876,062
RPM International, Inc.(b)	220,493	20,073,683
Sensient Technologies Corp.(b)	166,134	16,163,177
Silgan Holdings, Inc.	467,955	19,406,094
Sonoco Products Co.(b)	319,694	18,583,812
Valvoline, Inc.	445,878	15,191,064
		152,462,059
Real Estate-18.75%
American Campus Communities, Inc.	331,105	17,131,373
Camden Property Trust	117,571	19,423,905
CoreSite Realty Corp.	102,367	17,509,875
Corporate Office Properties Trust(b)	611,589	15,693,374
EastGroup Properties, Inc.	87,258	17,774,455
First Industrial Realty Trust, Inc.	340,683	20,580,660
Healthcare Realty Trust, Inc.	547,295	17,141,279
Life Storage, Inc.	135,864	17,953,069
Medical Properties Trust, Inc.	818,846	17,433,231
National Storage Affiliates Trust	267,232	16,402,700
Physicians Realty Trust(b)	1,051,254	18,743,859
PS Business Parks, Inc.	100,124	17,541,725
Rayonier, Inc.	438,689	16,569,284
Rexford Industrial Realty, Inc.(b)	254,017	17,801,511
		247,700,300
Utilities-13.65%
Black Hills Corp.	252,740	16,205,689
Essential Utilities, Inc.	378,729	17,902,520
Hawaiian Electric Industries, Inc.	409,575	15,559,754
IDACORP, Inc.	183,750	19,223,925
MDU Resources Group, Inc.	584,578	15,918,059
National Fuel Gas Co.(b)	289,552	16,739,001
NorthWestern Corp.(b)	278,347	15,392,589
OGE Energy Corp.	544,612	18,691,084
ONE Gas, Inc.	231,096	14,984,265
Spire, Inc.	248,996	14,902,410
UGI Corp.	360,095	14,853,919
		180,373,215
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $1,228,198,771)		1,320,031,298
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.62%
Invesco Private Government Fund, 0.02%(d)(e)(f)	18,338,877	18,338,877
Invesco Private Prime Fund, 0.11%(d)(e)(f)	42,777,879	42,790,712
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $61,132,653)		61,129,589
TOTAL INVESTMENTS IN SECURITIES-104.53% (Cost $1,289,331,424)		1,381,160,887
OTHER ASSETS LESS LIABILITIES-(4.53)%		(59,915,343)
NET ASSETS-100.00%		$1,321,245,544
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Low Volatility ETF (XMLV)—(continued)
November 30, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,681,401	$(5,681,401)	$-	$-	$-	$39
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,197,102	51,190,200	(50,048,425)	-	-	18,338,877	921*
Invesco Private Prime Fund	40,126,570	89,254,169	(86,585,341)	(3,065)	(1,621)	42,790,712	11,431*
Total	$57,323,672	$146,125,770	$(142,315,167)	$(3,065)	$(1,621)	$61,129,589	$12,391

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Communication Services-1.19%
AMC Networks, Inc., Class A(b)	1,754	$67,722
ATN International, Inc.	564	21,550
E.W. Scripps Co. (The), Class A	3,305	61,242
Gannett Co., Inc.(b)	7,196	36,772
Meredith Corp.(b)	2,295	135,405
QuinStreet, Inc.(b)	2,517	38,535
Scholastic Corp.	1,586	59,697
Shenandoah Telecommunications Co.	2,650	67,283
TechTarget, Inc.(b)	1,236	119,435
		607,641
Consumer Discretionary-14.19%
Aaron’s Co., Inc. (The)	1,826	40,537
Abercrombie & Fitch Co., Class A(b)	3,486	125,496
Adtalem Global Education, Inc.(b)	2,583	76,638
American Axle & Manufacturing Holdings, Inc.(b)	6,456	57,200
American Public Education, Inc.(b)	954	18,021
America’s Car-Mart, Inc.(b)	349	34,251
Asbury Automotive Group, Inc.(b)(c)	1,099	179,840
Barnes & Noble Education, Inc.(b)	1,318	9,252
Bed Bath & Beyond, Inc.(b)(c)	6,457	118,357
Big Lots, Inc.	1,798	77,997
BJ’s Restaurants, Inc.(b)	1,357	40,520
Bloomin’ Brands, Inc.(b)	4,592	81,141
Boot Barn Holdings, Inc.(b)	1,666	203,818
Brinker International, Inc.(b)	2,469	85,427
Buckle, Inc. (The)	1,518	71,407
Caleres, Inc.	2,223	52,485
Cato Corp. (The), Class A	1,060	17,437
Cavco Industries, Inc.(b)	465	138,333
Century Communities, Inc.	1,596	113,428
Cheesecake Factory, Inc. (The)(b)	2,579	98,827
Chico’s FAS, Inc.(b)	7,120	40,798
Children’s Place, Inc. (The)(b)	836	72,339
Chuy’s Holdings, Inc.(b)	1,124	32,214
Conn’s, Inc.(b)	1,119	24,484
Cooper-Standard Holdings, Inc.(b)	964	22,259
Dorman Products, Inc.(b)	1,545	171,464
El Pollo Loco Holdings, Inc.(b)	995	12,557
Ethan Allen Interiors, Inc.	1,197	26,933
Fiesta Restaurant Group, Inc.(b)	984	9,181
Fossil Group, Inc.(b)	2,733	32,659
Genesco, Inc.(b)	843	53,278
Gentherm, Inc.(b)	1,834	154,881
G-III Apparel Group Ltd.(b)	2,420	71,729
Group 1 Automotive, Inc.	940	183,065
Guess?, Inc.	2,256	50,873
Haverty Furniture Cos., Inc., (Acquired 06/28/2021 - 10/01/2021; Cost $37,525)(d)	882	26,381
Hibbett, Inc.	1,016	79,197
Installed Building Products, Inc.	1,252	161,621
iRobot Corp.(b)(c)	1,485	112,726
Kontoor Brands, Inc.	2,562	138,143
La-Z-Boy, Inc.	2,603	86,914
LCI Industries	1,463	222,771
LGI Homes, Inc.(b)	1,234	177,276
Liquidity Services, Inc.(b)	1,459	33,076
Lumber Liquidators Holdings, Inc.(b)	1,616	24,789
M.D.C. Holdings, Inc.	3,050	145,912
M/I Homes, Inc.(b)	1,581	88,362
Macy’s, Inc.	17,529	499,577
MarineMax, Inc.(b)	1,208	64,350
	Shares	Value
Consumer Discretionary-(continued)
Meritage Homes Corp.(b)	2,130	$240,392
Monarch Casino & Resort, Inc.(b)	682	45,946
Monro, Inc.	1,831	102,573
Motorcar Parts of America, Inc.(b)	1,079	17,307
Movado Group, Inc.	1,019	45,723
ODP Corp. (The)(b)	3,112	117,509
Oxford Industries, Inc.	910	86,941
Patrick Industries, Inc.	1,211	96,602
Perdoceo Education Corp.(b)	3,801	37,440
PetMed Express, Inc.	1,034	28,290
Red Robin Gourmet Burgers, Inc.(b)	858	13,985
Rent-A-Center, Inc.	3,269	144,392
Ruth’s Hospitality Group, Inc.(b)	1,720	29,240
Sally Beauty Holdings, Inc.(b)	6,767	132,566
Shake Shack, Inc., Class A(b)	1,985	144,885
Shoe Carnival, Inc.	1,029	40,234
Shutterstock, Inc.	1,205	137,382
Signet Jewelers Ltd.	2,952	286,757
Sleep Number Corp.(b)	1,330	106,107
Sonic Automotive, Inc., Class A(c)	1,268	56,946
Standard Motor Products, Inc.	1,079	53,993
Steven Madden Ltd.	4,227	200,571
Sturm Ruger & Co., Inc.	989	70,901
Unifi, Inc.(b)	881	17,946
Universal Electronics, Inc.(b)	715	25,883
Vera Bradley, Inc.(b)	1,295	12,315
Vista Outdoor, Inc.(b)	3,244	141,666
Winnebago Industries, Inc.	1,808	130,574
Wolverine World Wide, Inc.	4,732	147,307
Zumiez, Inc.(b)	1,175	53,768
		7,226,362
Consumer Staples-4.46%
Andersons, Inc. (The)	1,689	57,392
B&G Foods, Inc.(c)	3,433	103,436
Calavo Growers, Inc.	881	35,716
Cal-Maine Foods, Inc.	1,908	68,802
Celsius Holdings, Inc.(b)	1,638	112,056
Central Garden & Pet Co., Class A(b)	2,780	120,513
Chefs’ Warehouse, Inc. (The)(b)	1,840	57,169
Coca-Cola Consolidated, Inc.	251	143,213
Edgewell Personal Care Co.	3,030	128,654
elf Beauty, Inc.(b)	2,105	63,403
Fresh Del Monte Produce, Inc.	1,746	43,231
Inter Parfums, Inc.	928	81,506
J&J Snack Foods Corp.	806	110,083
John B. Sanfilippo & Son, Inc.	477	39,305
Medifast, Inc.	600	123,444
MGP Ingredients, Inc.	689	53,728
National Beverage Corp.	1,248	64,821
PriceSmart, Inc.	1,264	90,654
Seneca Foods Corp., Class A(b)	364	15,546
Simply Good Foods Co. (The)(b)	4,482	165,700
SpartanNash Co.	1,921	45,970
United Natural Foods, Inc.(b)	3,022	150,254
Universal Corp.	1,309	60,960
USANA Health Sciences, Inc.(b)	600	59,832
Vector Group Ltd.	6,881	106,931
WD-40 Co.(c)	754	169,160
		2,271,479
Energy-3.63%
Archrock, Inc.	7,205	53,245
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Energy-(continued)
Bristow Group, Inc.(b)	1,141	$33,888
Civitas Resources, Inc.	919	46,970
CONSOL Energy, Inc.(b)	1,439	31,586
Core Laboratories N.V.	2,513	57,523
DMC Global, Inc.(b)	1,003	36,609
Dorian LPG Ltd.	1,479	18,206
Dril-Quip, Inc.(b)	1,964	37,532
Green Plains, Inc.(b)	2,514	97,166
Helix Energy Solutions Group, Inc.(b)(c)	7,920	24,077
Helmerich & Payne, Inc.	5,787	129,918
Matador Resources Co.	5,969	234,403
Nabors Industries Ltd.(b)	355	28,918
Oceaneering International, Inc.(b)	5,290	56,550
Oil States International, Inc.(b)	3,412	17,265
Par Pacific Holdings, Inc.(b)	2,592	35,096
Patterson-UTI Energy, Inc.	10,189	71,934
PBF Energy, Inc., Class A(b)	5,611	70,306
PDC Energy, Inc.	5,373	270,960
ProPetro Holding Corp.(b)	4,566	37,533
Renewable Energy Group, Inc.(b)(c)	2,691	128,576
REX American Resources Corp.(b)	292	26,572
RPC, Inc.(b)	3,027	12,199
SM Energy Co.	5,716	165,764
US Silica Holdings, Inc.(b)	4,056	39,343
World Fuel Services Corp.	3,379	84,441
		1,846,580
Financials-19.66%
Allegiance Bancshares, Inc.	1,031	41,683
American Equity Investment Life Holding Co.	4,726	158,935
Ameris Bancorp	3,943	191,906
AMERISAFE, Inc.	1,026	54,470
Apollo Commercial Real Estate Finance, Inc.	7,057	95,481
ARMOUR Residential REIT, Inc.	3,820	37,398
Assured Guaranty Ltd.	4,241	207,682
Axos Financial, Inc.(b)	2,857	161,735
B. Riley Financial, Inc.	969	75,030
Banc of California, Inc.	2,436	47,721
BancFirst Corp.	1,027	65,348
Bancorp, Inc. (The)(b)	2,736	77,347
BankUnited, Inc.	5,120	202,957
Banner Corp.	1,994	114,216
Berkshire Hills Bancorp, Inc.	2,813	75,135
Blucora, Inc.(b)	2,603	42,143
Brightsphere Investment Group, Inc.	3,210	96,396
Brookline Bancorp, Inc.	4,264	65,794
Capitol Federal Financial, Inc.	7,041	79,986
Central Pacific Financial Corp.	1,602	42,886
City Holding Co.	856	67,162
Columbia Banking System, Inc.	4,002	131,506
Community Bank System, Inc.	3,040	214,806
Customers Bancorp, Inc.(b)	1,720	99,141
CVB Financial Corp.	7,088	135,452
Dime Community Bancshares, Inc.	1,901	65,204
Donnelley Financial Solutions, Inc.(b)	1,562	72,977
Eagle Bancorp, Inc.	1,766	99,514
eHealth, Inc.(b)	1,407	31,067
Ellington Financial, Inc.	2,355	39,022
Employers Holdings, Inc.	1,544	59,614
Encore Capital Group, Inc.(b)(c)	1,702	99,295
Enova International, Inc.(b)	1,979	75,439
EZCORP, Inc., Class A(b)	2,909	21,527
FB Financial Corp.	1,817	77,949
	Shares	Value
Financials-(continued)
First Bancorp	11,755	$156,224
First Bancorp/Southern Pines NC	1,563	69,460
First Commonwealth Financial Corp.	5,318	79,930
First Financial Bancorp	5,367	123,441
First Hawaiian, Inc.	7,274	190,942
First Midwest Bancorp, Inc.	6,284	123,983
Flagstar Bancorp, Inc.	2,567	119,468
Franklin BSP Realty Trust, Inc.(b)	1,668	25,587
Genworth Financial, Inc., Class A(b)	27,763	106,055
Granite Point Mortgage Trust, Inc.	2,989	36,854
Great Western Bancorp, Inc.	3,132	105,079
Greenhill & Co., Inc.	811	13,836
Hanmi Financial Corp.	1,724	38,738
HCI Group, Inc.	352	38,861
Heritage Financial Corp.	1,998	46,813
Hilltop Holdings, Inc.	3,539	120,432
HomeStreet, Inc.	1,210	59,738
Hope Bancorp, Inc.	6,761	97,020
Horace Mann Educators Corp.	2,235	82,851
Independent Bank Corp.(c)	1,831	144,759
Independent Bank Group, Inc.	2,057	142,818
Invesco Mortgage Capital, Inc.(e)	15,370	46,110
Investors Bancorp, Inc.	12,371	184,204
KKR Real Estate Finance Trust, Inc.	1,437	29,645
Lakeland Financial Corp.	1,348	95,196
Meta Financial Group, Inc.	1,677	100,234
Mr. Cooper Group, Inc.(b)	3,493	137,170
National Bank Holdings Corp., Class A	1,684	71,772
NBT Bancorp, Inc.	2,397	86,556
New York Mortgage Trust, Inc.	20,593	76,812
NMI Holdings, Inc., Class A(b)	4,666	91,454
Northfield Bancorp, Inc.	2,487	41,906
Northwest Bancshares, Inc.	7,023	93,265
OFG Bancorp	2,819	67,938
Old National Bancorp	9,099	160,688
Pacific Premier Bancorp, Inc.	5,181	200,764
Park National Corp.	785	102,121
PennyMac Mortgage Investment Trust	5,251	91,210
Piper Sandler Cos.	811	134,423
PRA Group, Inc.(b)	2,491	105,768
Preferred Bank	743	50,635
ProAssurance Corp.	2,983	68,609
Provident Financial Services, Inc.	3,878	91,288
Ready Capital Corp.	3,116	47,862
Redwood Trust, Inc.	6,031	77,317
Renasant Corp.	3,127	113,917
S&T Bancorp, Inc.	2,175	65,054
Safety Insurance Group, Inc.	770	59,498
Seacoast Banking Corp. of Florida	3,059	103,302
Selectquote, Inc.(b)	1,818	16,362
ServisFirst Bancshares, Inc.	2,518	202,422
Simmons First National Corp., Class A	6,039	175,795
SiriusPoint Ltd. (Bermuda)(b)	4,332	33,356
Southside Bancshares, Inc.	1,668	67,971
Stewart Information Services Corp.	1,447	103,055
StoneX Group, Inc.(b)	900	50,557
Tompkins Financial Corp.	661	51,664
Triumph Bancorp, Inc.(b)	1,233	157,023
Trupanion, Inc.(b)	1,877	231,472
TrustCo Bank Corp.	1,021	33,346
Trustmark Corp.	3,476	106,400
Two Harbors Investment Corp.	17,224	101,277

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
United Community Banks, Inc.	4,713	$161,514
United Fire Group, Inc.	1,254	26,234
Universal Insurance Holdings, Inc.	1,578	23,780
Veritex Holdings, Inc.	2,651	105,059
Virtus Investment Partners, Inc.	383	113,897
Walker & Dunlop, Inc.	1,565	220,180
Westamerica Bancorporation	1,441	77,497
WisdomTree Investments, Inc.	6,255	38,406
World Acceptance Corp.(b)(c)	201	41,289
WSFS Financial Corp.	2,612	129,869
		10,009,956
Health Care-10.64%
Addus HomeCare Corp.(b)	816	71,172
Allscripts Healthcare Solutions, Inc.(b)	7,937	131,992
AMN Healthcare Services, Inc.(b)	2,506	285,709
Amphastar Pharmaceuticals, Inc.(b)	2,056	40,215
AngioDynamics, Inc.(b)	2,080	53,560
Anika Therapeutics, Inc.(b)	818	32,008
Apollo Medical Holdings, Inc.(b)	611	57,232
Avanos Medical, Inc.(b)	2,608	78,683
BioLife Solutions, Inc.(b)	1,849	70,558
Collegium Pharmaceutical, Inc.(b)	1,945	34,193
Community Health Systems, Inc.(b)	6,862	82,550
Computer Programs & Systems, Inc.(b)	680	20,040
CONMED Corp.	1,580	207,707
Corcept Therapeutics, Inc.(b)	5,580	117,180
CorVel Corp.(b)	472	88,736
Covetrus, Inc.(b)	5,647	101,533
Cross Country Healthcare, Inc.(b)	1,943	50,829
CryoLife, Inc.(b)(c)	2,094	35,996
Cutera, Inc.(b)	918	32,002
Eagle Pharmaceuticals, Inc.(b)	636	30,325
Endo International PLC(b)	13,513	75,673
Ensign Group, Inc. (The)	2,777	211,968
Fulgent Genetics, Inc.(b)	961	89,873
Hanger, Inc.(b)	2,232	37,654
HealthStream, Inc.(b)	1,370	31,811
Heska Corp.(b)	543	87,401
Innoviva, Inc.(b)	3,223	53,889
Inogen, Inc.(b)	973	29,725
Integer Holdings Corp.(b)	1,789	142,655
Joint Corp. (The)(b)	682	54,505
Lantheus Holdings, Inc.(b)	3,631	97,238
LeMaitre Vascular, Inc.	861	40,286
Magellan Health, Inc.(b)	1,240	117,540
MEDNAX, Inc.(b)	4,909	120,565
Meridian Bioscience, Inc.(b)(c)	2,343	46,649
Merit Medical Systems, Inc.(b)	2,611	164,127
Mesa Laboratories, Inc.	255	78,741
ModivCare, Inc.(b)	689	94,414
Myriad Genetics, Inc.(b)	4,175	107,966
Natus Medical, Inc.(b)	1,792	40,499
NeoGenomics, Inc.(b)	6,011	205,937
NextGen Healthcare, Inc.(b)	2,966	45,973
Omnicell, Inc.(b)	2,235	395,595
OraSure Technologies, Inc.(b)	3,823	35,669
Organogenesis Holdings, Inc.(b)(c)	2,821	28,379
Orthofix Medical, Inc.(b)	1,065	32,600
Owens & Minor, Inc.	4,065	162,600
Pacira BioSciences, Inc.(b)	2,450	128,919
Pennant Group, Inc. (The)(b)	1,255	25,514
Phibro Animal Health Corp., Class A	1,091	21,373
	Shares	Value
Health Care-(continued)
Prestige Consumer Healthcare, Inc.(b)	2,753	$154,030
RadNet, Inc.(b)	2,420	65,243
REGENXBIO, Inc.(b)	1,785	57,120
Select Medical Holdings Corp.	5,657	151,890
Supernus Pharmaceuticals, Inc.(b)	2,882	86,374
SurModics, Inc.(b)	730	32,069
Tactile Systems Technology, Inc.(b)	1,094	21,333
Tivity Health, Inc.(b)	2,106	50,165
US Physical Therapy, Inc.	696	59,842
Vanda Pharmaceuticals, Inc.(b)	2,907	47,093
Varex Imaging Corp.(b)	2,106	60,126
Vericel Corp.(b)	2,457	91,425
Xencor, Inc.(b)	3,136	113,586
		5,418,254
Industrials-18.04%
AAON, Inc.	2,288	178,464
AAR Corp.(b)	1,809	59,082
ABM Industries, Inc.	3,749	168,705
Aerojet Rocketdyne Holdings, Inc.	3,810	160,172
Alamo Group, Inc.	544	77,368
Albany International Corp., Class A(c)	1,637	132,482
Allegiant Travel Co.(b)	776	134,419
American Woodmark Corp.(b)	933	57,510
Apogee Enterprises, Inc.	1,406	58,068
Applied Industrial Technologies, Inc.	2,107	200,249
ArcBest Corp.	1,355	139,673
Arcosa, Inc.	2,650	135,601
Astec Industries, Inc.	1,280	80,230
Atlas Air Worldwide Holdings, Inc.(b)	1,477	129,400
AZZ, Inc.	1,373	71,245
Barnes Group, Inc.	2,604	113,144
Boise Cascade Co.	2,133	138,282
Brady Corp., Class A	2,708	136,077
Chart Industries, Inc.(b)	1,868	326,059
Comfort Systems USA, Inc.	1,997	189,455
CoreCivic, Inc.(b)	6,758	72,784
Deluxe Corp.	2,243	75,903
DXP Enterprises, Inc.(b)	988	27,298
Encore Wire Corp.	1,095	153,804
Enerpac Tool Group Corp.	3,261	68,840
EnPro Industries, Inc.	1,122	114,444
ESCO Technologies, Inc.	1,472	120,321
Exponent, Inc.	2,804	326,666
Federal Signal Corp.	3,289	139,552
Forrester Research, Inc.(b)	584	32,961
Forward Air Corp.	1,477	145,854
Franklin Electric Co., Inc.	2,067	181,999
Gibraltar Industries, Inc.(b)	1,827	124,053
GMS, Inc.(b)	2,269	126,769
Granite Construction, Inc.	2,498	97,122
Greenbrier Cos., Inc. (The)	1,741	69,623
Griffon Corp.	2,424	63,775
Harsco Corp.(b)	4,286	62,490
Heartland Express, Inc.	2,621	43,876
Heidrick & Struggles International, Inc.	1,062	45,847
Hillenbrand, Inc.	4,304	191,958
HNI Corp.	2,442	96,483
Hub Group, Inc., Class A(b)	1,801	139,884
Insteel Industries, Inc.	1,068	45,027
Interface, Inc.	3,099	44,192
John Bean Technologies Corp.	1,653	260,794
Kaman Corp.	1,577	58,349

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Kelly Services, Inc., Class A	1,833	$30,904
Korn Ferry	2,799	203,599
Lindsay Corp.	597	86,875
ManTech International Corp., Class A	1,471	99,954
Marten Transport Ltd.	3,091	49,703
Matrix Service Co.(b)	1,424	12,375
Matson, Inc.	2,171	177,002
Matthews International Corp., Class A	1,746	60,534
Meritor, Inc.(b)	4,027	101,843
Moog, Inc., Class A	1,608	111,225
Mueller Industries, Inc.	3,122	172,740
MYR Group, Inc.(b)	858	94,989
National Presto Industries, Inc.	279	22,817
NOW, Inc.(b)	6,189	51,740
Park Aerospace Corp.	1,055	13,610
PGT Innovations, Inc.(b)	3,241	66,570
Pitney Bowes, Inc.	9,744	66,552
Powell Industries, Inc.	467	11,404
Quanex Building Products Corp.	1,926	41,159
Raven Industries, Inc.(b)	1,918	111,244
Resideo Technologies, Inc.(b)	8,254	215,347
Resources Connection, Inc.	1,655	28,433
SkyWest, Inc.(b)	2,809	110,029
SPX Corp.(b)	2,520	146,538
SPX FLOW, Inc.	2,351	196,332
Standex International Corp.	668	68,811
Tennant Co.	982	77,244
Titan International, Inc.(b)	3,003	20,691
TrueBlue, Inc.(b)	1,919	49,932
UFP Industries, Inc.	3,447	287,066
UniFirst Corp.	822	157,536
US Ecology, Inc.(b)(c)	1,678	57,170
Veritiv Corp.(b)	638	80,414
Vicor Corp.(b)	1,114	159,814
Wabash National Corp.	2,810	46,927
Watts Water Technologies, Inc., Class A	1,466	276,649
		9,182,125
Information Technology-13.70%
3D Systems Corp.(b)	6,535	148,867
ADTRAN, Inc.	2,653	54,068
Advanced Energy Industries, Inc.	2,149	188,446
Agilysys, Inc.(b)	1,153	50,213
Alarm.com Holdings, Inc.(b)	2,526	201,550
Axcelis Technologies, Inc.(b)	1,827	112,945
Badger Meter, Inc.	1,595	163,264
Benchmark Electronics, Inc.	1,878	44,283
CEVA, Inc.(b)	1,277	56,316
Cohu, Inc.(b)	2,710	89,349
Comtech Telecommunications Corp.	1,419	36,028
CSG Systems International, Inc.	1,752	92,348
CTS Corp.	1,844	64,245
Diebold Nixdorf, Inc.(b)	4,562	36,998
Digi International, Inc.(b)	1,840	39,615
Diodes, Inc.(b)	2,355	250,454
Ebix, Inc.	1,299	39,697
ePlus, Inc.(b)	711	75,003
EVERTEC, Inc.	3,206	134,620
ExlService Holdings, Inc.(b)	1,782	231,428
Extreme Networks, Inc.(b)	7,089	95,702
Fabrinet (Thailand)(b)	1,929	213,270
FARO Technologies, Inc.(b)	992	68,904
FormFactor, Inc.(b)	4,087	171,327
	Shares	Value
Information Technology-(continued)
Harmonic, Inc.(b)	5,495	$59,071
Ichor Holdings Ltd.(b)	1,495	71,596
Insight Enterprises, Inc.(b)	1,926	189,942
InterDigital, Inc.	1,692	114,904
Itron, Inc.(b)	2,516	155,766
Knowles Corp.(b)	4,984	108,252
Kulicke & Soffa Industries, Inc. (Singapore)(c)	3,260	187,972
MaxLinear, Inc.(b)	3,620	243,735
Methode Electronics, Inc.	2,209	98,234
NETGEAR, Inc.(b)	1,710	45,725
Onto Innovation, Inc.(b)	2,547	239,826
OSI Systems, Inc.(b)	915	83,201
PC Connection, Inc.	596	26,129
Perficient, Inc.(b)	1,760	241,173
Photronics, Inc.(b)	3,562	47,054
Plexus Corp.(b)	1,551	130,501
Power Integrations, Inc.	3,264	326,498
Progress Software Corp.	2,374	115,020
Rambus, Inc.(b)	6,009	161,642
Rogers Corp.(b)	1,079	294,157
Sanmina Corp.(b)	3,512	128,329
ScanSource, Inc.(b)	1,286	40,188
SMART Global Holdings, Inc.(b)	911	51,945
SPS Commerce, Inc.(b)	1,890	266,471
TTEC Holdings, Inc.	957	80,761
TTM Technologies, Inc.(b)	5,402	74,440
Ultra Clean Holdings, Inc.(b)	2,389	130,941
Veeco Instruments, Inc.(b)	2,638	70,118
Viavi Solutions, Inc.(b)	12,007	177,824
Vonage Holdings Corp.(b)	11,963	246,677
Xperi Holding Corp.	5,944	106,516
		6,973,548
Materials-4.98%
AdvanSix, Inc.	1,483	67,165
American Vanguard Corp.	1,404	20,091
Arconic Corp.(b)	5,199	138,917
Balchem Corp.	1,721	271,918
Carpenter Technology Corp.	2,707	74,388
Clearwater Paper Corp.(b)	833	33,528
Ferro Corp.(b)	4,365	92,189
FutureFuel Corp.	1,385	10,443
GCP Applied Technologies, Inc.(b)	2,512	58,630
Glatfelter Corp.	2,438	40,154
H.B. Fuller Co.	2,880	210,701
Hawkins, Inc.	1,080	35,834
Haynes International, Inc.	693	27,769
Innospec, Inc.	1,348	109,458
Kaiser Aluminum Corp.	891	79,504
Koppers Holdings, Inc.(b)	1,167	35,243
Kraton Corp.(b)	1,735	79,914
Livent Corp.(b)(c)	8,430	255,345
Materion Corp.	1,111	94,057
Mercer International, Inc. (Germany)	2,115	22,631
Myers Industries, Inc.	2,029	39,525
Neenah, Inc.	918	42,678
O-I Glass, Inc.(b)	8,619	95,412
Olympic Steel, Inc.	519	10,562
Quaker Chemical Corp.	701	159,723
Rayonier Advanced Materials, Inc.(b)	3,501	19,185
Schweitzer-Mauduit International, Inc., Class A	1,735	49,795
Stepan Co.	1,149	129,504
SunCoke Energy, Inc.	4,404	26,820

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Materials-(continued)
TimkenSteel Corp.(b)	2,130	$30,502
Tredegar Corp.	1,400	15,400
Trinseo PLC	2,196	103,717
Warrior Met Coal, Inc.	2,454	52,736
		2,533,438
Real Estate-7.43%
Acadia Realty Trust	4,676	94,408
Agree Realty Corp.	3,674	248,215
Alexander & Baldwin, Inc.	3,568	78,603
American Assets Trust, Inc.	2,674	91,986
Armada Hoffler Properties, Inc.	3,190	44,501
Brandywine Realty Trust	8,987	115,483
CareTrust REIT, Inc.	5,091	102,889
Centerspace	666	68,059
Chatham Lodging Trust(b)	2,588	30,823
Community Healthcare Trust, Inc.	1,204	51,808
Diversified Healthcare Trust	12,920	36,047
Easterly Government Properties, Inc.(c)	4,464	93,610
Essential Properties Realty Trust, Inc.	6,234	168,505
Four Corners Property Trust, Inc.	4,134	111,701
Franklin Street Properties Corp.	5,317	30,626
GEO Group, Inc. (The)	6,531	54,860
Getty Realty Corp.	1,978	60,388
Global Net Lease, Inc.	5,020	71,284
Hersha Hospitality Trust(b)	2,003	17,686
Independence Realty Trust, Inc.	5,468	133,966
Industrial Logistics Properties Trust	3,473	76,962
Innovative Industrial Properties, Inc.(c)	1,263	324,376
iStar, Inc.	4,018	97,798
Lexington Realty Trust	14,296	215,155
LTC Properties, Inc.	2,099	66,664
Mack-Cali Realty Corp.(b)	4,700	78,537
Marcus & Millichap, Inc.(b)	1,241	53,177
NexPoint Residential Trust, Inc.	1,184	88,303
Office Properties Income Trust	2,533	60,108
RE/MAX Holdings, Inc., Class A	993	27,298
Realogy Holdings Corp.(b)	6,029	91,581
Retail Opportunity Investments Corp.	6,375	111,945
RPT Realty	4,334	55,128
Safehold, Inc.	809	57,876
Saul Centers, Inc.	713	35,101
SITE Centers Corp.	9,120	137,347
St. Joe Co. (The)	1,722	82,673
Summit Hotel Properties, Inc.(b)	5,806	51,964
	Shares	Value
Real Estate-(continued)
Tanger Factory Outlet Centers, Inc.	5,316	$105,310
Urstadt Biddle Properties, Inc., Class A	1,607	30,340
Washington REIT	4,422	111,434
Whitestone REIT	2,084	19,298
Xenia Hotels & Resorts, Inc.(b)	6,240	97,781
		3,781,604
Utilities-1.85%
American States Water Co.	1,916	180,449
Avista Corp.	3,610	139,021
California Water Service Group	2,638	166,220
Chesapeake Utilities Corp.	925	117,808
Middlesex Water Co.	885	91,190
Northwest Natural Holding Co.	1,638	70,631
South Jersey Industries, Inc.	6,033	141,776
Unitil Corp.	787	32,613
		939,708
Total Common Stocks & Other Equity Interests (Cost $51,149,516)		50,790,695
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $75,954)	75,954	75,954
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $51,225,470)		50,866,649
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.00%
Invesco Private Government Fund, 0.02%(e)(f)(g)	610,895	610,895
Invesco Private Prime Fund, 0.11%(e)(f)(g)	1,424,993	1,425,420
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,036,333)		2,036,315
TOTAL INVESTMENTS IN SECURITIES-103.92% (Cost $53,261,803)		52,902,964
OTHER ASSETS LESS LIABILITIES-(3.92)%		(1,993,267)
NET ASSETS-100.00%		$50,909,697

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Restricted security. The value of this security at November 30, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Invesco Mortgage Capital, Inc.	$40,772	$7,433	$(233)	$(1,869)	$7	$46,110	$1,365
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	41,917	353,942	(319,905)	-	-	75,954	2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,926	1,140,071	(557,102)	-	-	610,895	10*
Invesco Private Prime Fund	65,162	2,440,917	(1,080,609)	(18)	(32)	1,425,420	122*
Total	$175,777	$3,942,363	$(1,957,849)	$(1,887)	$(25)	$2,158,379	$1,499

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-3.73%
ATN International, Inc.	3,347	$127,889
Cogent Communications Holdings, Inc.	4,896	366,857
Scholastic Corp.	4,642	174,725
Shenandoah Telecommunications Co.	1,992	50,577
		720,048
Consumer Discretionary-6.48%
Ethan Allen Interiors, Inc.	13,451	302,648
LCI Industries	1,639	249,571
M.D.C. Holdings, Inc.	5,448	260,632
Rent-A-Center, Inc.	4,032	178,093
Sturm Ruger & Co., Inc.	3,626	259,948
		1,250,892
Consumer Staples-10.99%
B&G Foods, Inc.(b)	19,168	577,532
Calavo Growers, Inc.	3,116	126,323
Fresh Del Monte Produce, Inc.	3,370	83,441
J&J Snack Foods Corp.	792	108,171
Universal Corp.	10,321	480,649
Vector Group Ltd.	41,614	646,681
WD-40 Co.(b)	440	98,714
		2,121,511
Financials-24.93%
Apollo Commercial Real Estate Finance, Inc.	39,843	539,076
ARMOUR Residential REIT, Inc.	61,411	601,214
Ellington Financial, Inc.	26,393	437,332
Franklin BSP Realty Trust, Inc.(c)	34,074	522,695
KKR Real Estate Finance Trust, Inc.	26,450	545,663
New York Mortgage Trust, Inc.	136,494	509,123
PennyMac Mortgage Investment Trust	29,957	520,353
Ready Capital Corp.	36,944	567,460
Two Harbors Investment Corp.(b)	96,451	567,132
		4,810,048
Health Care-1.14%
LeMaitre Vascular, Inc.	1,921	89,884
Phibro Animal Health Corp., Class A	6,678	130,822
		220,706
Industrials-9.54%
Hillenbrand, Inc.	4,273	190,576
HNI Corp.	6,862	271,118
Matthews International Corp., Class A	7,038	244,007
Park Aerospace Corp.	17,791	229,504
Powell Industries, Inc.	11,299	275,921
Resources Connection, Inc.	23,488	403,524
Wabash National Corp.	13,529	225,934
		1,840,584
Information Technology-4.64%
Benchmark Electronics, Inc.	8,880	209,390
CSG Systems International, Inc.	4,425	233,242
	Shares	Value
Information Technology-(continued)
InterDigital, Inc.	2,916	$198,026
Methode Electronics, Inc.	2,314	102,904
Progress Software Corp.	3,150	152,617
		896,179
Materials-7.98%
Glatfelter Corp.	26,944	443,768
Mercer International, Inc. (Germany)	17,397	186,148
Myers Industries, Inc.	11,876	231,344
Neenah, Inc.	7,571	351,976
Schweitzer-Mauduit International, Inc., Class A	11,369	326,290
		1,539,526
Real Estate-21.37%
Brandywine Realty Trust	38,615	496,203
Global Net Lease, Inc.	34,077	483,893
Industrial Logistics Properties Trust	18,281	405,107
LTC Properties, Inc.	14,766	468,968
Office Properties Income Trust	21,985	521,704
Uniti Group, Inc.	49,618	658,431
Washington REIT(b)	20,621	519,649
Whitestone REIT	61,571	570,148
		4,124,103
Utilities-9.14%
American States Water Co.	1,901	179,036
Avista Corp.	8,774	337,887
California Water Service Group	2,563	161,495
Chesapeake Utilities Corp.	1,202	153,087
Northwest Natural Holding Co.	6,865	296,019
South Jersey Industries, Inc.	17,669	415,221
Unitil Corp.	5,315	220,253
		1,762,998
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $19,387,236)		19,286,595
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.58%
Invesco Private Government Fund, 0.02%(d)(e)(f)	323,208	323,208
Invesco Private Prime Fund, 0.11%(d)(e)(f)	753,926	754,153
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,077,361)		1,077,361
TOTAL INVESTMENTS IN SECURITIES-105.52% (Cost $20,464,597)		20,363,956
OTHER ASSETS LESS LIABILITIES-(5.52)%		(1,064,988)
NET ASSETS-100.00%		$19,298,968
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,196	$224,546	$(248,742)	$-	$-	$-	$1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	379,013	1,283,293	(1,339,098)	-	-	323,208	12*
Invesco Private Prime Fund	884,363	2,383,392	(2,513,528)	-	(74)	754,153	159*
Total	$1,287,572	$3,891,231	$(4,101,368)	$-	$(74)	$1,077,361	$172

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Low Volatility ETF (XSLV)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-0.82%
Cogent Communications Holdings, Inc.	129,126	$9,675,411
Consumer Discretionary-1.47%
Dorman Products, Inc.(b)	77,326	8,581,639
Standard Motor Products, Inc.	174,174	8,715,667
		17,297,306
Consumer Staples-7.72%
Cal-Maine Foods, Inc.(c)	347,837	12,543,002
Central Garden & Pet Co., Class A(b)	194,133	8,415,666
Coca-Cola Consolidated, Inc.	21,442	12,234,162
J&J Snack Foods Corp.(c)	68,313	9,330,189
John B. Sanfilippo & Son, Inc.	145,880	12,020,512
PriceSmart, Inc.	123,712	8,872,625
SpartanNash Co.	370,401	8,863,696
Universal Corp.	210,715	9,812,998
USANA Health Sciences, Inc.(b)(c)	89,177	8,892,730
		90,985,580
Financials-19.35%
AMERISAFE, Inc.	202,068	10,727,790
ARMOUR Residential REIT, Inc.(c)	1,302,287	12,749,390
Capitol Federal Financial, Inc.	887,442	10,081,341
City Holding Co.(c)	115,706	9,078,293
Community Bank System, Inc.	122,869	8,681,924
Ellington Financial, Inc.	725,257	12,017,508
Employers Holdings, Inc.	243,048	9,384,083
HomeStreet, Inc.	177,690	8,772,555
Horace Mann Educators Corp.(c)	257,918	9,561,020
KKR Real Estate Finance Trust, Inc.(c)	537,697	11,092,689
Mr. Cooper Group, Inc.(b)	213,515	8,384,734
New York Mortgage Trust, Inc.	2,278,580	8,499,103
Northfield Bancorp, Inc.	564,633	9,514,066
Northwest Bancshares, Inc.	657,219	8,727,868
Old National Bancorp	505,889	8,934,000
PennyMac Mortgage Investment Trust(c)	587,372	10,202,652
PRA Group, Inc.(b)(c)	210,115	8,921,483
Safety Insurance Group, Inc.	138,090	10,670,214
ServisFirst Bancshares, Inc.(c)	104,127	8,370,770
SiriusPoint Ltd. (Bermuda)(b)	1,007,911	7,760,915
Southside Bancshares, Inc.	201,496	8,210,962
Stewart Information Services Corp.(c)	129,677	9,235,596
TrustCo Bank Corp.	271,070	8,853,146
Westamerica Bancorporation(c)	180,201	9,691,210
		228,123,312
Health Care-8.57%
Allscripts Healthcare Solutions, Inc.(b)(c)	694,861	11,555,538
Amphastar Pharmaceuticals, Inc.(b)(c)	483,398	9,455,265
Cardiovascular Systems, Inc.(b)(c)	327,401	6,548,020
Computer Programs & Systems, Inc.(b)	286,643	8,447,369
CONMED Corp.(c)	56,552	7,434,326
CorVel Corp.(b)	51,422	9,667,336
HealthStream, Inc.(b)	373,926	8,682,562
Merit Medical Systems, Inc.(b)	142,029	8,927,943
Mesa Laboratories, Inc.	34,530	10,662,519
Omnicell, Inc.(b)	54,994	9,733,938
Prestige Consumer Healthcare, Inc.(b)	178,627	9,994,181
		101,108,997
Industrials-17.67%
AAON, Inc.	140,742	10,977,876
ABM Industries, Inc.(c)	182,411	8,208,495
	Shares	Value
Industrials-(continued)
Alamo Group, Inc.	64,350	$9,151,857
AZZ, Inc.	162,566	8,435,550
Brady Corp., Class A	199,194	10,009,498
EnPro Industries, Inc.	82,551	8,420,202
ESCO Technologies, Inc.	111,481	9,112,457
Exponent, Inc.	90,025	10,487,912
Federal Signal Corp.	207,098	8,787,168
Forrester Research, Inc.(b)	155,204	8,759,714
Forward Air Corp.	89,411	8,829,336
Franklin Electric Co., Inc.	111,773	9,841,613
Heartland Express, Inc.	788,049	13,191,940
Hub Group, Inc., Class A(b)	120,601	9,367,080
Lindsay Corp.	58,661	8,536,349
ManTech International Corp., Class A	143,424	9,745,661
Marten Transport Ltd.	547,862	8,809,621
Mueller Industries, Inc.	156,692	8,669,768
Tennant Co.	121,359	9,546,099
UFP Industries, Inc.	106,384	8,859,660
UniFirst Corp.	50,289	9,637,887
Watts Water Technologies, Inc., Class A	58,471	11,034,062
		208,419,805
Information Technology-16.48%
Badger Meter, Inc.	86,099	8,813,094
Benchmark Electronics, Inc.	350,461	8,263,870
CSG Systems International, Inc.	234,113	12,340,096
ePlus, Inc.(b)	69,518	7,333,454
EVERTEC, Inc.	245,473	10,307,411
ExlService Holdings, Inc.(b)	92,517	12,015,183
Fabrinet (Thailand)(b)	77,019	8,515,221
Insight Enterprises, Inc.(b)(c)	97,703	9,635,470
InterDigital, Inc.(c)	133,490	9,065,306
Knowles Corp.(b)(c)	519,722	11,288,362
Methode Electronics, Inc.	188,583	8,386,286
OSI Systems, Inc.(b)(c)	137,956	12,544,339
Perficient, Inc.(b)	70,711	9,689,528
Plexus Corp.(b)(c)	109,651	9,226,035
Progress Software Corp.	174,672	8,462,858
Rambus, Inc.(b)(c)	374,281	10,068,159
Sanmina Corp.(b)	255,527	9,336,957
TTM Technologies, Inc.(b)(c)	1,275,327	17,574,006
Viavi Solutions, Inc.(b)(c)	774,947	11,476,965
		194,342,600
Materials-5.99%
American Vanguard Corp.	513,632	7,350,074
Balchem Corp.	70,782	11,183,556
GCP Applied Technologies, Inc.(b)(c)	401,864	9,379,506
H.B. Fuller Co.(c)	127,422	9,322,194
Innospec, Inc.(c)	95,407	7,747,048
Neenah, Inc.	171,449	7,970,664
Quaker Chemical Corp.(c)	32,742	7,460,265
Stepan Co.	90,916	10,247,142
		70,660,449
Real Estate-16.30%
Agree Realty Corp.	206,027	13,919,184
Brandywine Realty Trust(c)	644,981	8,288,006
CareTrust REIT, Inc.	506,948	10,245,419
Centerspace(c)	106,887	10,922,783
Community Healthcare Trust, Inc.	241,255	10,381,203
Easterly Government Properties, Inc.(c)	702,445	14,730,272
Essential Properties Realty Trust, Inc.	315,707	8,533,560
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Four Corners Property Trust, Inc.	373,152	$10,082,567
Getty Realty Corp.	384,855	11,749,623
Global Net Lease, Inc.(c)	707,218	10,042,496
Independence Realty Trust, Inc.(c)	427,575	10,475,587
Industrial Logistics Properties Trust	501,941	11,123,013
iStar, Inc.(c)	336,863	8,199,245
Lexington Realty Trust(c)	853,027	12,838,056
LTC Properties, Inc.(c)	351,899	11,176,312
Marcus & Millichap, Inc.(b)	220,253	9,437,841
NexPoint Residential Trust, Inc.	152,577	11,379,193
Uniti Group, Inc.(c)	651,179	8,641,145
		192,165,505
Utilities-5.48%
American States Water Co.	144,895	13,646,211
Avista Corp.	278,512	10,725,497
California Water Service Group	189,739	11,955,454
Chesapeake Utilities Corp.(c)	88,652	11,290,719
Northwest Natural Holding Co.	191,672	8,264,897
Unitil Corp.	209,919	8,699,043
		64,581,821
Total Common Stocks & Other Equity Interests (Cost $1,119,733,054)		1,177,360,786
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $426,213)	426,213	426,213
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $1,120,159,267)		1,177,786,999
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.50%
Invesco Private Government Fund, 0.02%(d)(e)(f)	44,234,855	$44,234,855
Invesco Private Prime Fund, 0.11%(d)(e)(f)	103,177,461	103,208,413
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $147,449,651)		147,443,268
TOTAL INVESTMENTS IN SECURITIES-112.39% (Cost $1,267,608,918)		1,325,230,267
OTHER ASSETS LESS LIABILITIES-(12.39)%		(146,145,732)
NET ASSETS-100.00%		$1,179,084,535

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,505,833	$(5,079,620)	$-	$-	$426,213	$25
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
November 30, 2021
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$20,074,424	$72,612,471	$(48,452,040)	$-	$-	$44,234,855	$1,656*
Invesco Private Prime Fund	46,840,322	160,841,598	(104,463,189)	(6,384)	(3,934)	103,208,413	20,348*
Total	$66,914,746	$238,959,902	$(157,994,849)	$(6,384)	$(3,934)	$147,869,481	$22,029

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Quality ETF (XSHQ)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Consumer Discretionary-19.76%
Aaron’s Co., Inc. (The)	9,745	$216,339
American Public Education, Inc.(b)	4,524	85,458
Big Lots, Inc.(c)	6,633	287,740
Buckle, Inc. (The)(c)	9,720	457,229
Cavco Industries, Inc.(b)	1,902	565,826
Dorman Products, Inc.(b)	6,455	716,376
Gentherm, Inc.(b)	7,157	604,409
Haverty Furniture Cos., Inc., (Acquired 06/18/2021 - 11/26/2021; Cost $155,127)(d)	4,142	123,887
Hibbett, Inc.	4,118	320,998
iRobot Corp.(b)(c)	7,340	557,179
LGI Homes, Inc.(b)	5,641	810,386
Liquidity Services, Inc.(b)	8,276	187,617
Lumber Liquidators Holdings, Inc.(b)	7,607	116,691
MarineMax, Inc.(b)	6,794	361,916
Meritage Homes Corp.(b)	9,145	1,032,105
PetMed Express, Inc.(c)	4,560	124,762
Shoe Carnival, Inc.	4,145	162,070
Shutterstock, Inc.	7,639	870,922
Signet Jewelers Ltd.	11,893	1,155,286
Standard Motor Products, Inc.	4,270	213,671
Sturm Ruger & Co., Inc.	5,002	358,593
Unifi, Inc.(b)	4,111	83,741
Vista Outdoor, Inc.(b)	14,059	613,957
		10,027,158
Consumer Staples-5.56%
John B. Sanfilippo & Son, Inc.	2,178	179,467
Medifast, Inc.	6,046	1,243,904
National Beverage Corp.	6,014	312,367
Seneca Foods Corp., Class A(b)	1,572	67,140
USANA Health Sciences, Inc.(b)	3,079	307,038
WD-40 Co.(c)	3,181	713,658
		2,823,574
Energy-0.56%
Bristow Group, Inc.(b)	5,610	166,617
Oil States International, Inc.(b)	13,610	68,867
RPC, Inc.(b)(c)	11,542	46,514
		281,998
Financials-39.15%
American Equity Investment Life Holding Co.	22,452	755,061
Ameris Bancorp	19,039	926,628
AMERISAFE, Inc.	3,501	185,868
ARMOUR Residential REIT, Inc.	12,100	118,459
Axos Financial, Inc.(b)	13,119	742,667
BancFirst Corp.	3,906	248,539
Banner Corp.	7,744	443,576
Berkshire Hills Bancorp, Inc.	9,555	255,214
Brightsphere Investment Group, Inc.	11,883	356,847
Central Pacific Financial Corp.	4,484	120,037
City Holding Co.	3,111	244,089
Columbia Banking System, Inc.(c)	15,284	502,232
Community Bank System, Inc.	13,506	954,334
CVB Financial Corp.	34,333	656,104
Eagle Bancorp, Inc.	8,448	476,045
Employers Holdings, Inc.	4,305	166,216
FB Financial Corp.	8,539	366,323
First Bancorp/Southern Pines NC	6,371	283,127
First Commonwealth Financial Corp.	16,499	247,980
	Shares	Value
Financials-(continued)
First Financial Bancorp	16,738	$384,974
First Hawaiian, Inc.	24,030	630,788
Great Western Bancorp, Inc.	12,253	411,088
Hanmi Financial Corp.	5,457	122,619
HCI Group, Inc.	1,535	169,464
Heritage Financial Corp.	9,854	230,879
HomeStreet, Inc.	3,714	183,360
Independent Bank Corp.(c)	8,423	665,922
Independent Bank Group, Inc.	7,522	522,252
Investors Bancorp, Inc.	36,532	543,961
Meta Financial Group, Inc.	8,772	524,302
National Bank Holdings Corp., Class A	8,462	360,650
NBT Bancorp, Inc.	9,022	325,784
New York Mortgage Trust, Inc.	91,082	339,736
Northwest Bancshares, Inc.	22,443	298,043
Park National Corp.	2,252	292,963
Piper Sandler Cos.	2,325	385,369
Renasant Corp.(c)	10,389	378,471
S&T Bancorp, Inc.	6,225	186,190
Seacoast Banking Corp. of Florida	10,495	354,416
ServisFirst Bancshares, Inc.	12,399	996,756
Simmons First National Corp., Class A	25,265	735,464
Tompkins Financial Corp.	2,555	199,699
Triumph Bancorp, Inc.(b)	3,805	484,567
TrustCo Bank Corp.	5,468	178,585
United Community Banks, Inc.	19,014	651,610
Universal Insurance Holdings, Inc.	4,765	71,809
Virtus Investment Partners, Inc.	1,061	315,520
Westamerica Bancorporation	4,654	250,292
WSFS Financial Corp.	12,532	623,091
		19,867,970
Health Care-4.48%
Allscripts Healthcare Solutions, Inc.(b)	47,713	793,467
CorVel Corp.(b)	2,769	520,572
Magellan Health, Inc.(b)	6,610	626,562
REGENXBIO, Inc.(b)	10,456	334,592
		2,275,193
Industrials-21.89%
AAON, Inc.	9,799	764,322
AeroVironment, Inc.(b)	5,058	408,484
Astec Industries, Inc.	5,432	340,478
Boise Cascade Co.	9,534	618,089
Chart Industries, Inc.(b)(c)	8,014	1,398,844
Exponent, Inc.	13,750	1,601,875
Franklin Electric Co., Inc.	9,087	800,110
Heidrick & Struggles International, Inc.	5,369	231,780
HNI Corp.	9,674	382,220
Insteel Industries, Inc.	4,781	201,567
John Bean Technologies Corp.	7,185	1,133,577
Kelly Services, Inc., Class A	8,530	143,816
Marten Transport Ltd.	13,433	216,002
Matson, Inc.	10,196	831,280
MYR Group, Inc.(b)	4,119	456,014
National Presto Industries, Inc.	1,206	98,627
NOW, Inc.(b)	35,206	294,322
Park Aerospace Corp.	5,067	65,364
Powell Industries, Inc.	2,043	49,890
SPX FLOW, Inc.	10,076	841,447
TrueBlue, Inc.(b)	8,945	232,749
		11,110,857
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Information Technology-6.64%
ADTRAN, Inc.	10,018	$204,167
Badger Meter, Inc.	6,786	694,615
EVERTEC, Inc.	13,611	571,526
FARO Technologies, Inc.(b)	3,815	264,990
NETGEAR, Inc.(b)	7,557	202,074
Rogers Corp.(b)	4,019	1,095,660
TTM Technologies, Inc.(b)	24,435	336,714
		3,369,746
Materials-1.14%
Ferro Corp.(b)	19,134	404,110
FutureFuel Corp.	6,422	48,422
TimkenSteel Corp.(b)	8,811	126,173
		578,705
Real Estate-0.63%
Industrial Logistics Properties Trust	14,458	320,389
Total Common Stocks & Other Equity Interests (Cost $47,801,907)		50,655,590
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $21,868)	21,868	21,868
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $47,823,775)		50,677,458
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.46%
Invesco Private Government Fund, 0.02%(e)(f)(g)	1,287,127	$1,287,127
Invesco Private Prime Fund, 0.11%(e)(f)(g)	3,002,395	3,003,296
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,290,620)		4,290,423
TOTAL INVESTMENTS IN SECURITIES-108.31% (Cost $52,114,395)		54,967,881
OTHER ASSETS LESS LIABILITIES-(8.31)%		(4,216,941)
NET ASSETS-100.00%		$50,750,940

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Restricted security. The value of this security at November 30, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$37,806	$198,403	$(214,341)	$-	$-	$21,868	$1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	268,595	2,651,777	(1,633,245)	-	-	1,287,127	41*
Invesco Private Prime Fund	626,722	5,111,998	(2,735,169)	(197)	(58)	3,003,296	501*
Total	$933,123	$7,962,178	$(4,582,755)	$(197)	$(58)	$4,312,291	$543

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
November 30, 2021
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021, for each Fund (except for ESG S&P 500 Equal Weight ETF and S&P 500 Momentum ETF). As of November 30, 2021, all of the securities in ESG S&P 500 Equal Weight ETF and S&P 500 Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Russell 1000 Enhanced Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,757,975	$-	$-	$2,757,975
Money Market Funds	-	44,233	-	44,233
Total Investments	$2,757,975	$44,233	$-	$2,802,208
Invesco Russell 1000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$608,943,406	$-	$328,853	$609,272,259
Money Market Funds	1,093,914	63,868,905	-	64,962,819
Total Investments	$610,037,320	$63,868,905	$328,853	$674,235,078
Invesco Russell 1000 Low Beta Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$10,077,129	$-	$-	$10,077,129
Money Market Funds	228	213,240	-	213,468
Total Investments	$10,077,357	$213,240	$-	$10,290,597
Invesco S&P 500 Enhanced Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$126,687,454	$-	$-	$126,687,454
Money Market Funds	-	435,758	-	435,758
Total Investments	$126,687,454	$435,758	$-	$127,123,212
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$50,087,227	$-	$-	$50,087,227
Money Market Funds	-	537,273	-	537,273
Total Investments	$50,087,227	$537,273	$-	$50,624,500

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® High Beta ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,547,809,147	$-	$-	$1,547,809,147
Money Market Funds	-	89,490,053	-	89,490,053
Total Investments	$1,547,809,147	$89,490,053	$-	$1,637,299,200
Invesco S&P 500® High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,835,062,221	$-	$-	$2,835,062,221
Money Market Funds	-	67,438,084	-	67,438,084
Total Investments	$2,835,062,221	$67,438,084	$-	$2,902,500,305
Invesco S&P 500® Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,004,808,410	$-	$-	$8,004,808,410
Money Market Funds	-	67,438,063	-	67,438,063
Total Investments	$8,004,808,410	$67,438,063	$-	$8,072,246,473
Invesco S&P 500 Minimum Variance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$26,525,653	$-	$-	$26,525,653
Money Market Funds	16,327	180,391	-	196,718
Total Investments	$26,541,980	$180,391	$-	$26,722,371
Invesco S&P 500 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$805,223,512	$-	$-	$805,223,512
Money Market Funds	271,515	8,685,717	-	8,957,232
Total Investments	$805,495,027	$8,685,717	$-	$814,180,744
Invesco S&P MidCap 400 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$203,612,289	$-	$-	$203,612,289
Money Market Funds	268,956	9,075,280	-	9,344,236
Total Investments	$203,881,245	$9,075,280	$-	$212,956,525
Invesco S&P MidCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,320,031,298	$-	$-	$1,320,031,298
Money Market Funds	-	61,129,589	-	61,129,589
Total Investments	$1,320,031,298	$61,129,589	$-	$1,381,160,887
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$50,679,451	$111,244	$-	$50,790,695
Money Market Funds	75,954	2,036,315	-	2,112,269
Total Investments	$50,755,405	$2,147,559	$-	$52,902,964
Invesco S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$19,286,595	$-	$-	$19,286,595
Money Market Funds	-	1,077,361	-	1,077,361
Total Investments	$19,286,595	$1,077,361	$-	$20,363,956
Invesco S&P SmallCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,177,360,786	$-	$-	$1,177,360,786
Money Market Funds	426,213	147,443,268	-	147,869,481
Total Investments	$1,177,786,999	$147,443,268	$-	$1,325,230,267
Invesco S&P SmallCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$50,655,590	$-	$-	$50,655,590
Money Market Funds	21,868	4,290,423	-	4,312,291
Total Investments	$50,677,458	$4,290,423	$-	$54,967,881